                                                    Registration No. 33-11158


==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 16


                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                     OF SECURITIES OF UNIT INVESTMENT TRUST

                            REGISTERED ON FORM N-8B-2



ALLIANZ LIFE VARIABLE ACCOUNT A

-------------------------------
(Exact Name of Trust)


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

-----------------------------------------------
(Name of Depositor)


1750 Hennepin Avenue, Minneapolis, MN                55403-2195
-----------------------------------------------      ----------
(Address of Depositor's Principal Executive Offices) (Zip Code)


Name and Address of Agent for Service
-------------------------------------
Michael T. Westermeyer
Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403-2195

Copies to:
Judith A. Hasenauer
Blazzard, Grodd & Hasenauer, P.C.
P.O. Box 5108
Westport, CT 06881
(203) 226-7866


Title and amount of Securities being Registered:
    Individual Flexible Premium Variable Life Insurance Policies.


It is proposed that this filing will become effective:

     ___  immediately  upon filing  pursuant to paragraph(b) of Rule 485
     _X_  on November 12, 1999  pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on (date) pursuant  to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

    [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                    CROSS REFERENCE TO ITEMS REQUIRED

                            BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION ON PROSPECTUS
-----------                           ---------------------
1                                     The Company, The Separate Account
2                                     The Company
3                                     Not Applicable
4                                     Distributors
5                                     The Variable Account
6(a)                                  Not Applicable
 (b)                                  Not Applicable
9                                     Not Applicable
10                                    Purchases
11                                    Investment Choices
12                                    Investment Choices
13                                    Expenses
14                                    Purchases
15                                    The Separate Account
16                                    Investment Choices
17                                    Policy Account, Transfers
18                                    Purchases
19                                    Not Applicable
20                                    Not Applicable
21                                    Not Applicable
22                                    Not Applicable
23                                    Not Applicable
24                                    Not Applicable
25                                    The Company
26                                    The Company
27                                    The Company
28                                    The Company
29                                    The Company
30                                    The Company
31                                    Not Applicable
32                                    Not Applicable
33                                    Not Applicable
34                                    Not Applicable
35                                    The Company
37                                    Not Applicable
38                                    Distributors
39                                    Distributor
40                                    Not Applicable
41(a)                                 Distributor
42                                    Not Applicable
43                                    Not Applicable
44                                    Purchases
45                                    Not Applicable
46                                    Policy Account, Transfers
47                                    Not Applicable
48                                    Not Applicable
49                                    Not Applicable
50                                    Not Applicable
51                                    The Company
52                                    Investment Choices
53                                    Taxes, Federal Tax Status
54                                    Financial Statements
55                                    Not Applicable

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY
                        ALLIANZ LIFE VARIABLE ACCOUNT A
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


    This prospectus describes the Allianz ValueLife Flexible Premium Variable Life Insurance Policy offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.


    The policy is a variable benefit policy. We have designed the policy for use in estate and retirement planning and other insurance needs of individuals.

    You, the policyowner, have a number of investment choices in the policy. These investment choices include a fixed account (which is part of our general account) as well as variable options. Each variable option invests in a portfolio of the corresponding fund company listed below. When you buy a policy and allocate funds to the variable options you are subject to investment risk. This means that the value of your Policy Account may increase and decrease depending upon the investment performance of the variable option(s) you select. Under some circumstances, the death benefit and the duration of the policy will also increase and decrease depending upon investment performance.


    The following portfolios are currently available with the policy:


AIM VARIABLE INSURANCE FUNDS, INC.:

PORTFOLIO SEEKING CAPITAL GROWTH
    AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:


PORTFOLIOS SEEKING LONG-TERM CAPITAL GROWTH

    Alger American Growth Portfolio
    Alger American Leveraged AllCap Portfolio

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME
    Franklin Money Market Fund

PORTFOLIOS SEEKING INCOME
    Franklin High Income Fund
    Franklin U.S. Government Securities Fund
    Franklin Zero Coupon Funds 2005 and 2010
    Templeton Global Income Securities Fund

PORTFOLIOS SEEKING GROWTH AND INCOME

    Franklin Global Communications
      Securities Fund *

    Franklin Growth and Income Fund
    Franklin Income Securities Fund
    Franklin Real Estate Securities Fund
    Franklin Rising Dividends Fund
    Franklin Value Securities Fund
    Mutual Shares Securities Fund
    Templeton Global Asset Allocation Fund

PORTFOLIOS SEEKING CAPITAL GROWTH
    Franklin Capital Growth Fund
    Franklin Global Health Care Securities Fund
    Franklin Natural Resources Securities Fund
    Franklin S&P 500 Index Fund
    Franklin Small Cap Fund
    Mutual Discovery Securities Fund
    Templeton Developing Markets Equity Fund
    Templeton Global Growth Fund
    Templeton International Equity Fund
    Templeton International Smaller Companies
      Fund
    Templeton Pacific Growth Fund

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL GROWTH
    USAllianz VIP Growth Fund


PORTFOLIO SEEKING GROWTH AND INCOME

    USAllianz VIP Diversified Assets Fund


PORTFOLIO SEEKING INCOME

    USAllianz VIP Fixed Income Fund


    * Prior to November 15, 1999, this was the Franklin Global Utilities Securities Fund.


    Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Allianz ValueLife Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission (SEC) maintains a Web site (http:// www.sec.gov) that contains information regarding companies that file electronically with the SEC.

    THE POLICY:


      - IS NOT A BANK DEPOSIT



      - IS NOT FEDERALLY INSURED



      - IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY


    THE POLICY IS SUBJECT TO INVESTMENT RISK. YOU MAY BE SUBJECT TO LOSS OF PRINCIPAL.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the policies. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Date: November 12, 1999

                               TABLE OF CONTENTS


                                          PAGE
                                        --------
SPECIAL TERMS.........................       2

SUMMARY...............................       3

  The Variable Life Insurance
    Policy............................       3

  Purchases...........................       3

  Investment Choices..................       3

  Expenses............................       4

  Death Benefit.......................       5

  Taxes...............................       5

  Access to Your Money................       5

  Other Information...................       6

  Inquiries...........................       6

PART I

THE VARIABLE LIFE INSURANCE POLICY....       7

PURCHASES.............................       7
  Premiums............................       7
  Application For a Policy............       7
  Planned Periodic Premiums...........       7
  Unscheduled Premiums................       7
  Grace Period........................       7
  Reinstatement.......................       8
  Allocation of Premium...............       9
  Policy Account......................       9
  Method of Determining your Policy
    Account Allocated to a Variable
    Option............................       9
  Your Cash Value, Net Cash Value.....      10
  Our Right to Reject or Return a
    Premium Payment...................      10

INVESTMENT CHOICES....................      10
  Substitution and Limitations on
    Further Investments...............      12
  Transfers...........................      12
  Dollar Cost Averaging...............      12

EXPENSES..............................      13
  Mortality and Expense Risk Charge...      13
  Administrative Charges..............      13
  Insurance Risk Charges..............      13
  Charges for Additional Benefit
    Riders............................      14
  Surrender Charges...................      14



  Partial Surrender Fee...............      15
                                          PAGE
                                        --------
  Premium Fee.........................      15
  Transfer Fee........................      15
  Income Tax Charge...................      15
  Fund Annual Expenses................      16

DEATH BENEFIT.........................      17
  Change in Death Benefit.............      17
  Change in Face Amount of
    Insurance.........................      17
  Guaranteed Death Benefit Rider......      18
  Accelerated Death Benefit Rider.....      19

TAXES.................................      19
  Life Insurance in General...........      19
  Taking Money Out of Your Policy.....      19
  Diversification.....................      19

ACCESS TO YOUR MONEY..................      20
  Policy Loans........................      20
  Loan Interest Charged...............      20
  Loan Limit..........................      21
  Security............................      21
  Restrictions on Making Loans........      21
  Repaying Policy Debt................      21
  Partial Surrenders..................      21
  Full Surrenders.....................      22

OTHER INFORMATION.....................      22
  The Company.........................      22
  Year 2000...........................      22
  The Separate Account................      22
  Distributor.........................      23
  Suspension of Payments or
    Transfers.........................      23
  Ownership...........................      23

PART II
  Executive Officers And Directors....      25
  Voting..............................      26
  Disregard of Voting Instructions....      26
  Legal Opinions......................      26
  Our Right to Contest................      26
  Federal Tax Status..................      27
  Reports to Owners...................      30
  Legal Proceedings...................      30
  Experts.............................      30
  Financial Statements................      30

APPENDIX -- Illustration of Policy
  Values..............................     A-1

                                 SPECIAL TERMS


    This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policy, certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition. For the remainder, we believe that you will find an adequate discussion in the text. The page indicated below is where we believe you will find the best explanation for the word or term. These words or terms are in italics on the indicated page.


ANNUAL GUARANTEED COVERAGE PREMIUM. Your Annual Guaranteed Coverage Premium is equal to twelve times the Guaranteed Coverage Premium.

CASH VALUE.  Your Policy Account minus the surrender charge.

FACE AMOUNT OF INSURANCE. The amount of coverage chosen by you. This amount is used to determine the death benefit. The minimum Face Amount of Insurance is $100,000.

GUARANTEED COVERAGE PREMIUM. Your Guaranteed Coverage Premium is a monthly target premium amount which will vary by the issue age, sex and underwriting classification of the insured as well as the amount and type of coverage. There is a distinct Guaranteed Coverage Premium for the base policy and for each rider attached to the base policy.

INSURANCE RISK AMOUNT. The excess of the death benefit over the value of your Policy Account.

NET CASH VALUE. The Cash Value of your Policy minus any Policy Debt you may have outstanding.

POLICY ACCOUNT. The sum of any amounts you may have in the fixed account and in the variable options you have selected.

POLICY DEBT. The total of any outstanding loans you have made on your policy, including interest paid in advance for the current policy year.

SURRENDER CHARGE PREMIUM. The Surrender Charge Premium is equal to the Annual Guaranteed Coverage Premium for a base policy death benefit coverage on a person insured as a standard risk. The Surrender Charge Premium will vary with the issue age, sex and smoking clarification of the insured as well as the face amount of the base policy.

TOTAL GUARANTEED COVERAGE PREMIUM. The Total Guaranteed Coverage Premium is the sum of the Guaranteed Coverage Premium of the base policy and the Guaranteed Coverage Premium of any riders attached to the base policy. During the first ten years after the policy is issued the Total Guaranteed Coverage Premium is used in the Calculation of the Minimum Required Premium to keep the policy in force regardless of fund performance.


                                           PAGE
                                         --------
BENEFICIARY, CONTINGENT BENEFICIARY....     23
BUSINESS DAY...........................     10
INSURED................................     17
ISSUE DATE.............................      8
MATURITY BENEFIT.......................     24
MATURITY DATE..........................     24
MONTHLY ANNIVERSARY....................      8
OWNER..................................     23
POLICY MONTH...........................      8
POLICY YEAR, POLICY ANNIVERSARY........      8
REALLOCATION DATE......................      6

    The Prospectus is divided into three sections: the Summary, Part I and Part
II. The sections in the Summary correspond to sections in Part I of this Prospectus which discuss the topics in more detail. Part II contains even more detailed information.

                                    SUMMARY

1.  THE VARIABLE LIFE INSURANCE POLICY

    The Allianz ValueLife variable life insurance policy is a contract between you, the owner, and us, an insurance company. The policy provides for the payment of a death benefit to your selected beneficiary upon the death of the insured. This death benefit is distributed free from federal income taxes. The policy can be used as part of your estate planning or used to save for retirement. The insured is the person you chose to have his or her life insured under the policy. You, the owner, can also be the insured, but you do not have to be.

    The policy described in this prospectus is a flexible premium variable life insurance policy. The policy is "flexible" because:

      - the frequency and amount of premium payments can vary;

      - you can choose between death benefit options; and

      - you can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

    The policy is "variable" because the Policy Account, when allocated to the variable options, may increase or decrease depending upon the investment results of the selected variable options. Under certain circumstances, the death benefit and the duration of your policy may also vary.

    During the life of the insured, you can surrender the policy for all or part of its Net Cash Value. You may also obtain a policy loan, using the Policy Account as security.

    We make available a number of riders to meet a variety of your estate planning needs. See the "Death Benefit" section for a description of the guaranteed death benefit rider and the accelerated benefit rider.

2.  PURCHASES

    You purchase the policy by completing the proper forms. Your registered representative can help you complete the forms. In some circumstances, we may contact you for additional information regarding the insured. We may require the insured to provide us with medical records, physicians' statements or a complete paramedical examination.

    The minimum initial premium we accept is computed for you based on the face amount you request. The policy is designed for the payment of subsequent premiums. You can establish planned periodic premiums. The minimum subsequent premium that we accept is $25 ($50 in Maryland).

3.  INVESTMENT CHOICES


    You can put your money in the fixed account or in as many as 10 variable options. The variable options invest in portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The portfolios available under the policy are listed below and are described in the accompanying fund prospectuses.


AIM VARIABLE INSURANCE FUNDS, INC.:

PORTFOLIO SEEKING CAPITAL GROWTH

    AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:


PORTFOLIOS SEEKING LONG-TERM CAPITAL GROWTH



    Alger American Growth Fund
    Alger American Leveraged AllCap Fund


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME

    Franklin Money Market Fund

PORTFOLIOS SEEKING INCOME

    Franklin High Income Fund
    Franklin U.S. Government Securities Fund

Franklin Zero Coupon Funds 2005 and 2010
Templeton Global Income Securities Fund

PORTFOLIOS SEEKING GROWTH AND INCOME


    Franklin Global Communications
      Securities Fund *
    Franklin Growth and Income Fund
    Franklin Income Securities Fund
    Franklin Real Estate Securities Fund
    Franklin Rising Dividends Fund
    Franklin Value Securities Fund
    Mutual Shares Securities Fund
    Templeton Global Asset Allocation Fund


PORTFOLIOS SEEKING CAPITAL GROWTH

    Franklin Capital Growth Fund
    Franklin Global Health Care Securities Fund
    Franklin Natural Resources Securities Fund
    Franklin S&P 500 Index Fund
    Franklin Small Cap Fund
    Mutual Discovery Securities Fund
    Templeton Developing Markets Equity Fund
    Templeton Global Growth Fund
    Templeton International Equity Fund
    Templeton International Smaller
      Companies Fund
    Templeton Pacific Growth Fund

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL GROWTH

    USAllianz VIP Growth Fund


PORTFOLIO SEEKING GROWTH AND INCOME


    USAllianz VIP Diversified Assets Fund


PORTFOLIO SEEKING INCOME


    USAllianz VIP Fixed Income Fund


    * Prior to November 15, 1999, this was the Franklin Global Utilities Securities Fund.


4.  EXPENSES

    We make certain deductions from your premiums, your Policy Account and from the variable options. These deductions are made for premium fees, mortality and expense risks, administrative expenses, sales charges and for providing life insurance protection. There are also operating expenses of the portfolios. These deductions are summarized as follows:

        Charge for Premium Fees. This charge is for state and local premium taxes (in states which charge a premium tax). It is also used to pay for other expenses associated with premium collection. The charge is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates our average expenses associated with premium collection.

        Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average Policy Account value and is deducted each business day. The current risk charge is 0.60%.

        Administrative Charges.  These charges are equal to:

            1) 0.15%, on an annual basis, of your average Policy Account value and is deducted each business day; plus

            2) $20 per policy month for the first policy year, and $9 per policy month guaranteed thereafter. Currently, the charge is $5 per policy month after the first policy year. These amounts are deducted from your Policy Account on the monthly anniversary date. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial Face Amount plus the requested Face Amount increases.

        Charges for Additional Benefit Riders. The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.

        Insurance Risk Charge. On each monthly anniversary date, we deduct from your Policy Account the cost of insurance for the next policy month. This charge provides death benefit protection.

        Surrender Charges. A surrender charge may be deducted in the event you make a full or partial surrender of your Policy Account. The surrender charges contain: a deferred administrative expense and a deferred sales load. The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years, then grades to zero over policy years 4 through 13. The deferred sales load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP:

YEARS                  % OF SCP
-----                  --------
1-8..................    65%
 9...................    60%
 10..................    55%
 11..................    44%
 12..................    33%
 13..................    22%
 14..................    11%
 15+.................     0%

        The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit for a life insured at standard risk. The SCP will vary with the issue age, sex, and smoking classification of the insured, and the face amount of the base policy.

        Partial Surrender Fee. If you surrender only a portion of the Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. The fee is currently equal to the lesser of $25 or 2% of the partial surrender amount you take out of the policy.

        You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

        Transfer Fee. You may transfer values from one variable option to another, or to or from the fixed account. The first 12 transfers in a policy year are free. The fee for each additional transfer is the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not counted.


        Other Expenses. There are deductions from and operating expenses paid out of the assets of the portfolios of the funds.


5.  DEATH BENEFIT

    The amount of the death benefit depends on:

      - the Face Amount of Insurance of your policy;

      - the death benefit option in effect at the time of death; and

      - under some circumstances, the value of your Policy Account.

    There are two death benefit options: Option A and Option B. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or your Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

    If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount of Insurance in effect plus the Policy Account or the Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is variable.

    Under certain circumstances you can change death benefit options. You can also change the Face Amount of Insurance under certain circumstances.

    At the time of application for a policy, you designate a beneficiary. The beneficiary is the person or persons who will receive the death proceeds. You can change your beneficiary unless you have designated an irrevocable beneficiary. The beneficiary does not have to be a natural person.

6.  TAXES

    Your policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the policy should be excludable from the gross income of your beneficiary. Any earnings in your policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

7.  ACCESS TO YOUR MONEY

    You can terminate your policy at any time and we will pay you the Net Cash Value. At any time during the insured's life and before your policy has terminated, you may surrender a part of your Net Cash Value subject to the requirements of the policy. When you terminate your policy or make a partial surrender, a surrender charge may be assessed. Also, when you make a partial surrender we assess a partial surrender fee of $25 or 2% of the partial surrender amount, whichever is less. Once each policy year, on a non-cumulative basis, you may make a free partial surrender up to 10% of your unloaned Policy Value.

    You can also borrow some of your Policy Value.

8.  OTHER INFORMATION

    Free Look. You can cancel the policy within 20 days after you receive it (or whatever period is required in your state) or the 45th day after you sign your application. We will refund all premiums paid less any Policy Debt. During the underwriting process, we will allocate your initial net premium to the Franklin Money Market Fund until the REALLOCATION DATE, which occurs 30 days after the policy is released to an active status in our processing system. After that, we will invest your Policy Account value and any subsequent premiums as you requested.

        Purchasing Considerations. The policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the variable options. The policy offers the following to individuals:

      - create or conserve one's estate;

      - supplement retirement income; and

      - access to funds through loans and surrenders.

    If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the policy described in this prospectus is appropriate.

    Also, you should carefully consider whether the policy should be used to replace an existing policy on the life of the insured.

    Additional Features. The following additional features are offered:

      - You can arrange to have a regular amount of money automatically transferred from the Franklin Money Market Fund or the Franklin U.S. Government Securities Fund to selected variable options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.

      - If the insured becomes terminally ill, we will pay you a portion of the death benefit. We call this feature the accelerated death benefit rider.

      - If you pay a certain required premium, we guarantee that the policy will not lapse even if your Policy Account value is not sufficient to cover the monthly deductions. We call this feature the guaranteed minimum death benefit rider.

      - We also offer a number of additional riders that are common to life insurance policies.

    These features and riders may not be available in your state and may not be suitable for your particular situation.

9.  INQUIRIES

    If you need more information about buying a policy, please contact us at:

    Allianz Life Insurance Company of
      North America
    1750 Hennepin Avenue
    Minneapolis, MN 55403
    (800) 542-5427

    If you need policyowner service (such as changes in policy information, inquiry into Policy Account values, or to make a loan), please contact us at our service center:

    Allianz Life ValueLife Service Center
    300 Berwyn Park
    P.O. Box 3031
    Berwyn, Pennsylvania 19312-0031
    (800) 336-0320

                                     PART I

1.  THE VARIABLE LIFE INSURANCE POLICY

    The Allianz ValueLife variable life insurance policy is a contract between you, the owner, and us, an insurance company. This kind of policy is most commonly used for retirement planning and/or estate planning.

    The policy provides for life insurance coverage on the insured. It has Policy Account values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the policy is a variable life insurance policy, the value of your policy will increase or decrease depending upon the investment experience of the variable option(s) you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying portfolios. To the extent you select any of the variable options, you bear the investment risk. If your Net Cash Value is insufficient to pay the monthly deductions, the policy may terminate. However, if you have paid the Guaranteed Coverage Premium and have not taken out a loan, your policy will not lapse even if your Net Cash Value is insufficient to pay the monthly deductions.

    Because the policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named beneficiary. When the insured dies, the death proceeds are paid to your beneficiary. These proceeds should be excludable from the gross income of the beneficiary, however estate taxes may apply. The tax-free death proceeds makes this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the policy or make a total or partial surrender.

2.  PURCHASES

PREMIUMS


    We will issue you your policy only after you pay the initial premium. Before we send out the policy, the application must be in good order as determined by our administrative rules and be approved for issue by underwriting. The policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.


APPLICATION FOR A POLICY

    In order to purchase a policy, you must submit an application to us that requests information about the proposed insured. In some cases, we will ask for additional information. We may request that the insured provide us with medical records, a physician's statement or possibly require other medical tests.

PLANNED PERIODIC PREMIUMS

    The policy is designed to allow you to make subsequent premium payments. You can elect to make planned periodic premium payments. Planned periodic premiums may be paid annually, semi-annually, quarterly or monthly. You select the planned periodic premium and payment interval at the time of application. You may change the amount and frequency of premiums. We have the right to limit the amount of any increase. Each premium after the initial premium must be at least $25 ($50 in Maryland). Except in Maryland, we may increase this minimum amount 90 days after we send you a written notice to that effect.

UNSCHEDULED PREMIUMS

    You can make additional unscheduled premium payments at any time while the policy is in force. However, in order to preserve the favorable tax status of the policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the U.S. tax laws.

GRACE PERIOD

    When a policy is about to terminate, under some circumstances, the policy provides a grace period in order for you to make a premium payment or a loan repayment in order to keep your policy in force.

    During the first 10 policy years (5 years in Massachusetts), a grace period will begin on your monthly anniversary date when:

      - your Net Cash Value is not large enough to cover the monthly deduction made on that date; and

      - your adjusted premium payments are less than your accumulated Guaranteed Coverage Premiums.

    Your adjusted premium payments as of the monthly anniversary date equal:

      - the total of your premium payments received by us; minus

      - any partial surrenders you have made to date; minus

      - any Policy Debt.

    Your accumulated Guaranteed Coverage Premiums as of the monthly anniversary date equal:

      - the total Guaranteed Coverage Premium; multiplied by

      - one plus the number of months the policy has been in force as of that monthly anniversary date.

    If you have not had the same total Guaranteed Coverage Premium in effect every month, your accumulated Guaranteed Coverage Premiums will be based on the different premiums that were in effect and the number of months for which each applied.

    During the first 10 policy years (5 years in Massachusetts), the premium payment that you need to make to keep your policy from terminating at the end of the grace period is the lesser of:

      - three monthly deductions; or

      - the accumulated Guaranteed Coverage Premiums for the monthly anniversary date when the grace period began minus adjusted premium payments as of that date.

    After the first 10 policy years (5 years in Massachusetts), a grace period will begin on the monthly anniversary date when your Net Cash Value is not large enough to cover the monthly deductions to be made on that date.

    After the first 10 policy years (5 years in Massachusetts), the premium required to keep the Policy from terminating at the end of a grace period equals three monthly deductions.

    When your policy is in a grace period, we will continue the policy for 61 days. If your insured dies during a grace period, we will deduct the premium that would have been required to keep your policy from terminating from the amount we would otherwise pay out.

    Your policy will terminate without value at the end of a grace period unless we receive a premium payment during the grace period large enough to keep your policy from terminating at the end of that grace period.

    We will notify you in writing at least 31 days before a grace period ends. This notice will show how much must be paid to keep the policy from terminating. We send notices to the last address you have given us.

    Your first POLICY YEAR starts on the day the coverage is effective under your policy. We call that date the ISSUE DATE. Future policy years start on the same day and month in each subsequent year. We call that date a POLICY ANNIVERSARY. Your first POLICY MONTH starts on the issue date. Future policy months start on the same day in each subsequent month. We call that date a MONTHLY ANNIVERSARY.

REINSTATEMENT

    If your policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your policy you must:

      - submit an application for reinstatement;

      - submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the latest Face Amount of Insurance portion then in effect;

      - pay or agree to reinstatement of any Policy Debt; and

      - pay the premium required to reinstate the policy.

    The premium required to reinstate the policy equals the total of the following amounts:

      - the amounts that would have been required for the policy to continue in force without entering into a grace period for each month during the grace period; and

      - the amount that will be required for the policy to continue in force without entering a grace period for the next 3 months after the reinstatement date.

    The reinstatement date is the monthly anniversary date on or following the day we approve the application for reinstatement. The Policy Account on the reinstatement date is equal to the Policy Account on the monthly anniversary date when the grace period ended. The surrender charge on the reinstatement date is equal to the surrender charge on the monthly anniversary date when the grace period ended.

    The policy may not be reinstated after:

      - it has been surrendered for its Net Cash Value;

      - the insured's death; or

      - the maturity date.

ALLOCATION OF PREMIUM

    Your premium is allocated to the fixed account or one or more of the variable options, as selected by you. Prior to the reallocation date, the initial premium is allocated to the Franklin Money Market Fund.

    On the reallocation date, the Policy Account is allocated to the fixed account and/or the variable options in accordance with your selections. This allocation is not subject to the transfer fee provision (see "transfer fee"). However, we reserve the right to limit the number of investment choices (the variable options and the fixed account) that you may invest in at any one time. Currently, you may invest in a maximum of 10 investment choices (which include the fixed account and any variable option you select) at any one time throughout the life of the policy.

POLICY ACCOUNT

    On the issue date, the value of your Policy Account is:

      - your initial premium less the charge for premium fees, less the initial insurance risk charge and less the initial charge for any additional benefit riders; minus

      - the monthly deduction for the first policy month.

    After the reallocation date the Policy Account equals the sum of the policy amounts in the fixed account and in the variable options you have selected.

METHOD OF DETERMINING YOUR POLICY ACCOUNT ALLOCATED TO A VARIABLE OPTION

    The value of your policy will go up or down depending upon the investment performance of the variable option(s) you choose and the charges and deductions made against your Policy Account. In order to keep track of the value of your Policy Account, we use a unit of measure we call a valuation unit. (A valuation unit works like a share of a mutual fund.)

    Every business day we determine the value of the valuation unit for each variable option by multiplying the Accumulation Unit Value for the previous period by a factor for the current period. The factor is determined by:

      - dividing the value of a portfolio at the end of the current period by the value of a portfolio for the previous period; and

      - multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

    The value of a valuation unit may go up or down from day to day.

    When you make a premium payment, we credit your policy with valuation units. The number of valuation units credited is determined by dividing the amount of premiums allocated to the variable option by the value of the valuation unit for that variable option.

    When we assess any charges we do so by deducting valuation units from your policy. When you take a loan we reduce the number of the valuation units in your policy and transfer the amount to the fixed account.
    Our BUSINESS DAY is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time.

YOUR CASH VALUE, NET CASH VALUE

    Your Cash Value equals:
      - your Policy Account; minus
      - the surrender charges.
    Your Net Cash Value equals:
      - the Cash Value; minus
      - any Policy Debt you may have incurred.
    During your insured's life, you may:
      - take loans based on the Cash Value;
      - make partial surrenders; or
      - surrender the policy for its Net Cash Value.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

    In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make a distribution to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

    If subsequent premiums will cause your policy to become a Modified Endowment Contract (MEC), we will contact you prior to applying the premium to your policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.

3.  INVESTMENT CHOICES

    The policy offers variable options which invest in portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The policy also offers a fixed account of Allianz Life. Additional portfolios may be available in the future.

    PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING FUND PROSPECTUSES CAREFULLY BEFORE INVESTING.

    AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust are the mutual funds underlying the policy. Each portfolio has its own investment objective.

    Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your policy.


    Investment advisers for each portfolio are listed in the table below and are as follows: A I M Advisors, Inc., Allianz of America, Inc., Fred Alger Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the portfolios.

    The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.


    The following is a list of the portfolios available under the policy:


AVAILABLE PORTFOLIOS                                                INVESTMENT ADVISERS
-----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.:
PORTFOLIO SEEKING CAPITAL GROWTH
  AIM V.I. Growth Fund.....................................  AIM Advisors, Inc.
THE ALGER AMERICAN FUND:
PORTFOLIOS SEEKING CAPITAL GROWTH
  Alger American Growth Portfolio..........................  Fred Alger Management, Inc.
  Alger American Leveraged AllCap Portfolio................  Fred Alger Management, Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME
  Franklin Money Market Fund...............................  Franklin Advisers, Inc.
PORTFOLIOS SEEKING INCOME
  Franklin High Income Fund................................  Franklin Advisers, Inc.
  Franklin U.S. Government Securities Fund.................  Franklin Advisers, Inc.
  Franklin Zero Coupon Funds -- 2005 and 2010..............  Franklin Advisers, Inc
  Templeton Global Income Securities Fund..................  Franklin Advisers, Inc
PORTFOLIOS SEEKING GROWTH AND INCOME
  Franklin Global Communications Securities Fund *.........  Franklin Advisers, Inc
  Franklin Growth and Income Fund..........................  Franklin Advisers, Inc
  Franklin Income Securities Fund..........................  Franklin Advisers, Inc
  Franklin Real Estate Securities Fund.....................  Franklin Advisers, Inc
  Franklin Rising Dividends Fund...........................  Franklin Advisory Services, Inc.
  Franklin Value Securities Fund...........................  Franklin Advisory Services, Inc.
  Mutual Shares Securities Fund............................  Franklin Mutual Advisers, Inc.
  Templeton Global Asset Allocation Fund...................  Templeton Global Advisors Limited
PORTFOLIOS SEEKING CAPITAL GROWTH
  Franklin Capital Growth Fund.............................  Franklin Advisers, Inc.
  Franklin Global Health Care Securities Fund..............  Franklin Advisers, Inc.
  Franklin Natural Resources Securities Fund...............  Franklin Advisers, Inc.
  Franklin S&P 500 Index Fund..............................  Franklin Advisers, Inc.
  Franklin Small Cap Fund..................................  Franklin Advisers, Inc.
  Mutual Discovery Securities Fund.........................  Franklin Mutual Advisers, Inc.
  Templeton Developing Markets Equity Fund.................  Templeton Asset Management Ltd.
  Templeton Global Growth Fund.............................  Templeton Global Advisors Limited
  Templeton International Equity Fund......................  Franklin Advisers, Inc.
  Templeton International Smaller Companies Fund...........  Templeton Investment Counsel, Inc.
  Templeton Pacific Growth Fund............................  Franklin Advisers, Inc.
USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
PORTFOLIO SEEKING CAPITAL GROWTH
  USAllianz VIP Growth Fund................................  Allianz of America, Inc.
PORTFOLIO SEEKING GROWTH AND INCOME
  USAllianz VIP Diversified Assets Fund....................  Allianz of America, Inc.
PORTFOLIO SEEKING INCOME...................................
  USAllianz VIP Fixed Income Fund..........................  Allianz of America, Inc.



    * Prior to November 15, 1999, this was the Franklin Global Utilities Securities Fund.

    Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with Allianz Life. Certain funds may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

    Allianz Life may enter into certain arrangement under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services, which it provides to the portfolios.

SUBSTITUTION AND LIMITATIONS ON FURTHER
INVESTMENTS

    We may substitute one of the variable options you have selected with another variable option. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in a variable option. We will give you notice of our intention to do this.

TRANSFERS

    At your request, we will transfer amounts from your Policy Account in any variable option to another variable option, or to the fixed account. The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500) or the total value in that variable option. You may transfer on any policy anniversary an amount from the unloaned value in the fixed account to one or more variable options.

    However, transfers out of the fixed account can be made only if:

      - we receive the request at least 30 days before that policy anniversary; and

      - the amount requested is not more than the greater of 25% of the unloaned value in the fixed account on that anniversary or the minimum transfer amount.

    We will not transfer more than the unloaned value from the fixed account. The minimum amount that we will transfer from the fixed account on any policy anniversary is the lesser of the minimum transfer amount, currently $500, or the unloaned value in the fixed account on that date.

    You can make 12 transfers in a policy year without charge. We may charge a transfer fee for additional transfers in a policy year. The current transfer fee is the lesser of $25 or 2% of the amount transferred. You may tell us how much of the transfer fee is to come from the unloaned value in the fixed account and from the values in each of the variable options. If you do not tell us, we will make a deduction proportionally based on the relation the unloaned values in the fixed account and the value in the variable options have to the total unloaned value in the Policy Account.

    We have not designed this policy or the underlying portfolios for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. Such activity may be disruptive to a portfolio.

    You may elect to make transfers by telephone. To elect this option, you must do so in writing. If there are joint owners, the instructions will be accepted from either one of the joint owners unless you inform us otherwise. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

DOLLAR COST AVERAGING


    Dollar Cost Averaging is a program which enables you to transfer specified dollar amounts each month or quarter from the Franklin Money Market Fund or the Franklin U.S. Government Securities Fund to other portfolios (maximum of 8) at regular intervals. By allocating on a regularly scheduled basis, you may be less susceptible to the impact of market fluctuations.

    Dollar Cost Averaging may be selected for a period of 12 to 36 months. The minimum amount that can be transferred is $500 (monthly) or $1,500 (quarterly). All dollar cost averaging transfers are made effective the 10th of the month (or the next business day if the 10th of the month is not a business day). You can elect to participate in this program at any time by:


      - properly completing the Dollar Cost Averaging election form;

      - returning it to us by the first of the month (to be effective that month); and

      - insuring that sufficient value is in either the Franklin Money Market Fund or the Franklin U.S. Government Securities Fund.

    Dollar Cost Averaging will terminate when any of the following occurs:

        1)  the number of designated transfers has been completed;

        2) you do not have enough money in the Franklin Money Market Fund or the Franklin U.S. Government Securities Fund to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

        3) you request termination in writing and the writing is received by the first of the month; or

        4)  your policy is terminated.

    There is no current charge for Dollar Cost Averaging but we reserve the right to charge for this program in the future.

4.  EXPENSES

    There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. The charges and expenses are:

MORTALITY AND EXPENSE RISK CHARGE

    We deduct a mortality and expense risk charge from each variable option each business day. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average Policy Account value. The current risk charge is equal to 0.60%.

    This risk charge compensates us for assuming the mortality and expense risks under the policy. The mortality risk assumed by us is that the insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We are responsible for the administration of the policy. We expect to profit from this charge.

ADMINISTRATIVE CHARGES

    We deduct administrative charges from each variable option each business day and from your Policy Account on each monthly anniversary date. The charge is equal, on an annual basis, to 0.15% of your average Policy Account value. There is also a policy charge which is equal to $20 per policy month for the first policy year. Thereafter, it is guaranteed to not exceed $9 per policy month. Currently, the charge is $5 per policy month after the first policy year. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial face amount plus the requested face amount increases.

    The charges reimburse us for expenses incurred in the administration of the policies. Such expenses include: confirmations, annual account statements, maintenance of policy records, maintenance of variable account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policy owner servicing and all accounting, valuation, regulatory and updating requirements.

INSURANCE RISK CHARGES

    This charge compensates us for the insurance coverage we provide in the month following the charge. The insurance risk charge for each policy month equals the total of the insurance risk charges for the policy month for each Face Amount of Insurance portion then in effect. To determine the insurance risk charge for a Face

Amount of Insurance portion for a policy month, we multiply:
      - the Insurance Risk Amount for the Face Amount of Insurance portion for that month; by
      - the cost of insurance rate that applies to the Face Amount of Insurance portion for that month.

    The Insurance Risk Amount for a Face Amount of Insurance portion for a policy month equals the excess of:
      - the death benefit associated with that Face Amount of Insurance portion; over
      - the value of the Policy Account at the beginning of the policy month, before the monthly deduction for the month is subtracted.

    The cost of insurance rate for a Face Amount of Insurance portion for a policy month equals the sum of:
      - the standard cost of insurance rate for that month from the table of our standard cost of insurance rates; and
      - an additional rate for any extra mortality risk classification that applies for the Face Amount of Insurance portion.

    The additional rate for an extra mortality risk classification for any policy month equals the amount of extra mortality that the risk classification represents for that month.

    The total cost of insurance rate for a policy month will be uniform for all Face Amount of Insurance portions that:
      - are in the same Face Amount band, sex, and risk classification;
      - take effect when the insureds are the same age; and
      - have been in force the same length of time.

    We may change our standard cost of insurance rates from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all Face Amount portions in the same risk classification.

    The declared standard cost of insurance rates for each policy month will not be more than the amount shown in the table contained in your policy. The table is based on the insured's age at his or her last birthday at the beginning of each year (attained age), the insured's sex and whether or not the insured has qualified for the non-smoker classification. For the initial Face Amount of Insurance, the insured's attained age is determined at the beginning of each policy year. For each Face Amount increase, attained age is determined at the beginning of each policy year measured from the date the increase took effect.

    Since the mortality tables used with the policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

CHARGES FOR ADDITIONAL BENEFIT RIDERS

    The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.

SURRENDER CHARGES

    A surrender charge may be deducted if you make a full or partial surrender. The surrender charge consists of 2 parts: a deferred administrative expense and a deferred sales load. The maximum surrender charge varies by issue age, face amount, sex, smoking status, and contract duration. This charge will never exceed the sum of the deferred administrative expense and the deferred sales load, assuming the Surrender Charge Premium (SCP) is paid yearly during the first fifteen years.

    The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years. The charge then grades down to zero over policy years 4 through 13.

    The deferred sales load is the lesser of 30% of the Surrender Charge Premium
(SCP), plus 5% of all premiums over the SCP, or the following percentage of SCP.

YEARS                                % OF SCP
-----                                --------
1-8................................     65%
 9.................................     60%
 10................................     55%
 11................................     44%
 12................................     33%
 13................................     22%
 14................................     11%
 15+...............................      0%

    The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP varies with the issue age, sex, and smoking classification of the insured as well as the Face Amount of the base policy. The SCP will not exceed the amount shown in the following table.

ISSUE AGE                            PER $1,000
---------                            ----------
 0-29..............................     $  6
30-39..............................     $ 11
40-49..............................     $ 21
50-59..............................     $ 40
60-69..............................     $ 75
70-80..............................     $150

    For some higher issue ages, the Standard Non-Forfeiture Law of the state where the policy is delivered may limit surrender charges to amounts less than those defined above.

    The surrender charge may also be deducted in the event of a decrease in Face Amount.

    The surrender charge at any time during the first policy year equals the surrender charge at the end of the year. The surrender charge during any subsequent policy year is calculated based on end of year surrender charges and the portion of the year that has been completed.

    When the policy terminates, your Policy Account may be less than the surrender charge. If this happens, you will not have to pay the difference. If the policy is reinstated, the surrender charge will also be reinstated.

PARTIAL SURRENDER FEE

    If you surrender only a portion of your Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. This fee is currently equal to the lesser of $25 or 2% of the partial surrender amount. You can make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

PREMIUM FEE

    This fee is used to pay for premium taxes charged by some states and other governmental entities (E.G., municipalities). Allianz Life is responsible for the payment of these taxes and will make a deduction from the value of the policy for them. This fee is also used to pay for other expenses associated with premium collection. The charge is equal to 2.5% of each premium payment.

TRANSFER FEE

    You may transfer values from one variable option to another, or to or from the fixed account. The first 12 transfers in a policy year are free. The fee for each additional transfer is currently the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not counted nor is the transfer of the initial premium at the end of the free look period counted when we determine transfer fees.

INCOME TAX CHARGE

    We do not currently assess any charge for income taxes. We reserve the right to assess a charge for such taxes against the variable options or your Policy Account if we determine that such taxes will be incurred.

FUND ANNUAL EXPENSES
(as a percentage of the Funds' average net assets for the most recent fiscal year)

    See the accompanying fund prospectuses for more information.


                                                     MANAGEMENT AND
                                                       PORTFOLIO           12B-1      OTHER     TOTAL ANNUAL
                                                 ADMINISTRATION FEES(1)     FEES     EXPENSES     EXPENSES
                                                 ----------------------   --------   --------   ------------
AIM V.I. Growth Fund...........................            .64%              --        .08%          .72%
Alger American Growth Portfolio................            .75%              --        .04%          .79%
Alger American Leveraged AllCap Portfolio(2)...            .85%              --        .11%          .96%
Franklin Capital Growth Fund...................            .75%              --        .02%           77%
Franklin Global Health Care Securities
  Fund(3)......................................            .75%              --        .09%          .84%
Franklin Global Communications Securities
  Fund(4)......................................            .47%              --        .03%          .50%
Franklin Growth and Income Fund................            .47%              --        .02%          .49%
Franklin High Income Fund......................            .50%              --        .03%          .53%
Franklin Income Securities Fund................            .47%              --        .02%          .49%
Franklin Money Market Fund.....................            .51%              --        .02%          .53%
Franklin Natural Resources Securities Fund.....            .62%              --        .02%          .64%
Franklin Real Estate Securities Fund...........            .52%              --        .02%          .54%
Franklin Rising Dividends Fund.................            .70%              --        .02%          .72%
Franklin S&P 500 Index Fund(5).................            .15%              --        .38%          .53%
Franklin Small Cap Fund........................            .75%              --        .02%          .77%
Franklin U.S. Government Securities Fund.......            .48%              --        .02%          .50%
Franklin Value Securities Fund(3)..............            .75%              --        .08%          .83%
Franklin Zero Coupon Fund -- 2005..............            .63%              --        .03%          .66%
Franklin Zero Coupon Fund -- 2010..............            .62%              --        .04%          .66%
Mutual Discovery Securities Fund...............            .95%              --        .05%         1.00%
Mutual Shares Securities Fund..................            .74%              --        .03%          .77%
Templeton Developing Markets Equity Fund.......           1.25%              --        .16%         1.41%
Templeton Global Asset Allocation Fund.........            .80%              --        .04%          .84%
Templeton Global Growth Fund...................            .83%              --        .05%          .88%
Templeton Global Income Securities Fund........            .57%              --        .06%          .63%
Templeton International Equity Fund............            .80%              --        .08%          .88%
Templeton International Smaller Companies
  Fund.........................................           1.00%              --        .10%         1.10%
Templeton Pacific Growth Fund..................            .99%              --        .11%         1.10%
USAllianz VIP Diversified Assets Fund(5).......            .55%             .25%       .40%         1.20%
USAllianz VIP Fixed Income Fund(5).............            .50%             .25%       .30%         1.05%
USAllianz VIP Growth Fund(5)...................            .75%             .25%       .28%         1.28%


------------------


1. The Portfolio Administration Fee is a direct expense for the Franklin Global Health Care Securities Fund, the Franklin Value Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, and the Templeton International Smaller Companies Fund. Other portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee. See "Management" in the accompanying fund prospectuses for further information regarding these fees.


2. Other Expenses for the Alger American Leveraged AllCap Portfolio include 0.03% of interest expense.

3. The Franklin Global Health Care Securities Fund and the Franklin Value Securities Fund commenced operations May 1, 1998. The expenses shown for these portfolios are estimated for 1999.


4. Prior to November 15, 1999, this was the Franklin Global Utilities Securities Fund.



5. The Franklin S&P 500 Index Fund, the USAllianz VIP Diversified Assets Fund, the USAllianz VIP Fixed Income Fund, and the USAllianz VIP Growth Fund commenced operations as of the date of this prospectus. The expenses shown for these portfolios are therefore estimated for 1999.

5.  DEATH BENEFIT

    The amount of the death benefit depends on the total Face Amount of Insurance, your Policy Account on the date of the insured's death and the death benefit option (Option A or Option B) in effect at that time. The INSURED is the person whose life is covered by this policy. The insured is named on the coverage page. The actual amount we pay the beneficiary will be reduced by any outstanding Policy Debt.

    The total Face Amount is the sum of all of the Face Amount portions. The initial Face Amount and each Face Amount increase still in effect are Face Amount portions. The initial Face Amount and the death benefit option in effect on the issue date (the date when the insured's life is covered under the policy) are shown on the coverage page of your policy.

        Option A. The amount of the death benefit under Option A is the greater of:

      - the total Face Amount at the beginning of the policy month when the death occurs; or

      - the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

        Option B. The amount of the death benefit under Option B is the greater of:

      - the total Face Amount at the beginning of the policy month when the death occurs plus the Policy Account on the date of death; or

      - the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

CHANGE IN DEATH BENEFIT

    You may change the death benefit option after your policy has been in force for at least one year, subject to the following requirements:

      - you must request the change in writing;

      - once you have changed the death benefit option, it cannot be changed again for the next 3 years;

      - if you want to change death benefit Option A to Option B, you must submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the initial Face Amount. The Face Amount will not change; and

      - if you want to change death benefit Option B to Option A, the Face Amount will be increased by an amount equal to the Policy Account on the date of the change. The risk classification for the last Face Amount portion to go into effect which is still in force will apply to the Face Amount increase. This increase will not result in any increase in premiums, expense charges or surrender charges.

    Any change in a death benefit option will take effect on the monthly anniversary date on or following the date we approve the request for the change.

CHANGE IN FACE AMOUNT OF INSURANCE

    You may change the Face Amount of Insurance of your policy on any monthly anniversary date after your policy has been in force at least one year. Once the Face Amount has been changed, it cannot be changed again for the next 12 months.

    Face Amount Increases.  To increase the Face Amount of Insurance you must:

      - submit an application for the increase;

      - submit proof satisfactory to us that the insured is an insurable risk;
        and

      - pay any additional premium which is required.

    The Face Amount of your policy can only be increased before your insured reaches age 81. Each Face Amount increase must be at least as large as the minimum Face Amount increase (currently $25,000). A Face Amount increase will take effect on the monthly anniversary date on or following the day we approve the application for the increase.

    The risk classification that applies for any Face Amount increase may be different from the risk classification that applies for the initial Face Amount.

    The following changes will be made to reflect the increase:

      - The Guaranteed Coverage Premium will be increased.

      - The monthly administrative charge will increase to $20 per month for the 12 months following the increase.

      - Additional surrender charges equal to the Face Amount increase (in $1,000's) multiplied by the surrender charge factors will apply for 13 years following the increase.

    We will furnish a revised coverage page of your policy that shows:

      - the risk classification and the amount of the increase; and

      - the values for the changes described above.

    Face Amount Decreases. You must request in writing any decrease in Face Amount of Insurance. The decrease will take effect on the later of:

      - the monthly anniversary date on or following the day we receive your request for the decrease; or

      - the monthly anniversary date one year after the last change you made in Face Amount.

    A Face Amount decrease will be used to reduce any previous Face Amount increases which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount. We will not permit a Face Amount decrease that would reduce the initial Face Amount below the minimum Face Amount, currently $100,000.

    The Guaranteed Coverage Premium will be reduced to reflect the Face Amount decrease. The new Guaranteed Coverage Premium will be shown on a revised coverage page of your policy.

    We will deduct a charge from the Policy Account when the Face Amount is decreased. The maximum charge we will deduct each time the Face Amount is decreased is the lesser of:

      - the total of the current surrender charge for the amount of each Face Amount portion reduced; or

      - the Policy Account when the decrease is made.

    The charge will be deducted for each Face Amount portion reduced, starting with the charge for the first Face Amount portion reduced, and continuing in the same order in which the reductions are made until the charge is completely deducted.

    Future surrender charges will be reduced proportionately for any charges deducted. After the Face Amount is decreased, the surrender charges for each Face Amount portion for which a charge is deducted will be equal to the surrender charges shown for that Face Amount portion on the coverage page of your policy, or in the revised coverage page, multiplied by the ratio of:

      - the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted minus the amount of the charge deducted for the Face Amount portion; divided by

      - the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted.

GUARANTEED DEATH BENEFIT RIDER


    You can elect a Guaranteed Death Benefit Rider. This rider provides that the policy will remain in force to attained age 95 for death benefit Option A policies and to attained age 80 for death benefit Option B policies, regardless of the performance of the underlying portfolios, so long as you pay the minimum required premium. The premium required is significantly higher than the minimum premium required to issue the policy and to keep it in force. There is an additional charge for this benefit, currently $0.01 per $1,000 of Face Amount per policy month. A policy cannot have both the Guaranteed Death Benefit Rider and any of the following riders:


      - Insured Term Rider

      - Spouse Term Rider

ACCELERATED DEATH BENEFIT RIDER

    You can elect the Accelerated Benefit Rider. This rider provides that you may elect to receive some of the death benefit proceeds of the policy if the insured is suffering from a terminal illness, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

    Death benefits, Cash Values, if any, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider.

    There is an administrative charge for this benefit which is guaranteed not to exceed the lesser of $1,000 or 2% of the benefit. This limit may vary depending on the state in which the policy was purchased. The current administrative charge is $150.

    The receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements.

6.  TAXES

    NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON FEDERAL INCOME TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVISE TO ANYONE. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN PART II.

LIFE INSURANCE IN GENERAL

    Life insurance, such as this policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

    Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

TAKING MONEY OUT OF YOUR POLICY

    You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs either as a surrender or as a loan. If your policy is a MEC, any loans or surrenders from the policy will be treated as first coming from earnings and then from your investment in the policy. Consequently, these distributed earnings are included in taxable income.

    The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

1)  paid on or after the taxpayer reaches age 59 1/2;

2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

    If your policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as indebtedness under the policy and not as a taxable distribution. See "Federal Tax Status" in
Part II for more details including an explanation of whether your policy is a MEC.

DIVERSIFICATION

    The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with such requirements.

    Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

7.  ACCESS TO YOUR MONEY
POLICY LOANS
    We will loan money to you at the loan interest rate we establish for each policy year during which the loan is outstanding. Your request for a loan must be in writing.

    The policy loan will be divided into two parts, the preferred loan and the non-preferred loan. A preferred loan may be made not more than once per policy year, beginning the later of:
      - the tenth policy anniversary; or
      - the anniversary following the insured's 60th birthday.

    No more than 10% of the Cash Value of your policy at the time of the loan may be made as a preferred loan. Any portion of a loan that is not a preferred loan is a non-preferred loan.

    The policy loan will be allocated to the fixed account. If the policy loan requested exceeds the loan limit, you may also request a transfer of values from the variable options to the fixed account. These values will be determined at the time you request the transfer. If you do not indicate the proportions of the variable options to be transferred, we will make the transfers based on the proportions that your Policy Account in the variable options bear to the total unloaned value in the Policy Account. Policy loans may have federal tax consequences (see "Federal Tax Status").

LOAN INTEREST CHARGED
    There may be a lower declared loan interest rate each year for the preferred loan than for the non-preferred loan. We will determine the loan interest rates for a policy year at least 60 days before the policy year begins. The maximum annual loan interest rates we will use for preferred and non-preferred loans for a policy (the maximum allowable rate) are the greater of:

      - the guaranteed interest rate for the fixed account shown on the coverage page of your policy for a policy year (currently 3.5% for all policy years) plus 1%; or

      - Moody's Corporate Bond Yield Average, Monthly Average Corporates as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined.

    If Moody's Corporate Bond Yield Average, Monthly Average Corporates is no longer published on a timely basis, we will use a substantially similar average approved by the insurance department in the state where your policy was delivered to determine the maximum allowable rate.

    If the maximum allowable rate for a policy is at least 1/2% lower than the loan interest rate in effect for the previous policy year, we will decrease the loan interest rate to not more than the maximum allowable rate. If the maximum allowable rate for a policy year is at least 1/2% higher than either loan interest rate in effect for the previous policy year, we may increase either loan interest rate to not more than the maximum allowable rate. We will not use a loan interest rate for any policy year that exceeds 15%.

    We will notify you as to the preferred loan and non-preferred loan interest rates that apply at the time a new loan is made or when any Policy Debt is reinstated. If either loan interest rate that applies to an existing policy loan is increased, we will notify you in writing at least 30 days before the new rate takes effect.

    When a loan is made, interest for the rest of the current policy year must be paid in advance. If interest is not paid when due, it will be added to the Policy Debt and allocated to the fixed account. The accumulation of preferred loans, together with interest on such loans, is the preferred debt. The accumulation of non-preferred loans, together with interest on such loans, is the non-preferred debt.

    Total Policy Debt is the sum of the preferred debt and the non-preferred debt, and equals the total outstanding loan with interest. If the total Policy Debt (including interest in advance) exceeds the fixed account, we will transfer values from the variable options to the fixed account if such values are available, based on the proportions that the values in the variable options bear to the total value of the variable options. The unpaid interest will then be treated as part of the Policy Debt and will bear interest at the loan rates.

LOAN LIMIT
    A loan may be for any amount which does not exceed the loan limit.

    The loan limit equals:
      - the Cash Value on the date the loan is made; minus
      - interest for the rest of the current policy year; minus
      - any existing Policy Debt.

SECURITY
    The policy will be the only security for the loan.

RESTRICTIONS ON MAKING LOANS
    Loans will not be available during a grace period or after the insured dies.

REPAYING POLICY DEBT
    The Policy Debt, or any part, may be repaid at any time as long as the policy is in force. We have the right to not accept partial loan repayments for amounts less than $50. Any Policy Debt outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

    Repayments will be applied first to the non-preferred debt, and then to the preferred debt, unless you specify differently.

    Repayments will be allocated to the fixed account and to the variable options based on the premium allocation schedule then in effect, unless a different allocation is requested.

    When there is Policy Debt outstanding, any payments received will be applied first as repayment of debt, rather than as premium, unless we are instructed otherwise. If total Policy Debt equals or exceeds the Cash Value, we can terminate the policy. A notice of termination will be mailed to the last address we have on file 61 days prior to termination.

PARTIAL SURRENDERS
    You may make a partial surrender from the Net Cash Value at any time during the insured's life and before the policy has terminated. The minimum partial surrender amount is currently $500. The partial surrender may not exceed the Net Cash Value, less $300.

    We will assess a partial surrender fee when a partial surrender is made. The maximum partial surrender fee we will charge is $50 and the current charge is the lesser of 2% of the partial surrender amount or $25. In addition, a surrender charge may be assessed on the amount surrendered. See "Surrender Charges" above. You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.

    When a partial surrender is made, the amount of the partial surrender, the partial surrender fee and the surrender charge, if any, will be deducted from the Policy Account. You elect how much of each partial surrender, partial surrender fee and surrender charge is to come from the unloaned value in the fixed account and from values in each of the variable options. If you do not so elect, or if we cannot make the surrender on the basis of the your direction or those allocation percentages, we will make it based on the proportions that the unloaned value in the fixed account and unloaned values in the variable options bear to the total unloaned value in the Policy Account.

    The Face Amount will be reduced if death benefit Option A is in effect when a partial surrender is made. Such a reduction will be equal to the amount of the partial surrender minus the excess, if any, of:

      - the death benefit at the time the partial surrender is made; over

      - the Face Amount at the time the partial surrender is made.

    However, if the amount of the partial surrender is less than or equal to the excess described above, the Face Amount will not be reduced.

    Any Face Amount reduction will be used first to reduce any Face Amount increases then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any of the reduction is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

    We will not permit a partial surrender that would reduce the Face Amount below the minimum Face Amount (currently $100,000). We may limit the number of partial surrenders you can make in a policy year, but you will always be allowed to make at least one partial surrender if the surrender meets these requirements.

FULL SURRENDERS
    You may completely surrender your policy and receive the Net Cash Value anytime during the insured's life and before the policy has terminated.

    The full surrender will take effect on the later of:

      - the date we receive your written request for the surrender; or
      - the date you request, in writing, for the surrender to take effect.

    The policy and all coverage under it will terminate at 12:01 a.m. at our ValueLife Service Center on the date the surrender takes effect.

    Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").

8.  OTHER INFORMATION
THE COMPANY
    Allianz Life Insurance Company of North America is a life insurance company organized under the laws of the state of Minnesota in 1896.

    We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has subsidiaries throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.

    Administration for the policy is provided at our service center:

      Allianz Life ValueLife Service Center
      300 Berwyn Park
      P.O. Box 3031
      Berwyn, Pennsylvania 19312-0031
      (800) 336-0320

YEAR 2000
    Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Allianz Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT
    We established a separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the policies.

    The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the policies and not against any other policies we may issue. The Separate Account is divided into variable options. (The variable options are referred to as sub-accounts in the policy.)

DISTRIBUTOR

    The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.


    The policy is distributed through the principal underwriter, USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN, 55403, a wholly-owned subsidiary of ours. USAllianz Investor Services, LLC provides marketing services, and is reimbursed for expenses incurred in the distribution of the policies.


    Commissions will be paid to broker-dealers who sell the policies. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 100% of the first Guaranteed Coverage Premium; 4% of the next six Guaranteed Coverage Premiums; and 2% of all premiums paid thereafter. Similar commissions are paid on premiums received after any increase in Face Amount, or the addition of a rider. In addition, broker-dealers may also receive additional compensation, based on meeting certain production standards.

SUSPENSION OF PAYMENTS OR TRANSFERS

    We may be required to suspend or postpone any payments or transfers for any period when:

        1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

        2)  trading on the New York Stock Exchange is restricted;

        3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

        4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

    We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the fixed account for not more than 6 months.

OWNERSHIP

    OWNER. You, as the OWNER of the policy, have all of the rights under the policy subject to:

      - the rights of any assignee; and

      - the rights of any irrevocable beneficiary.

    The OWNER can also be the insured. If you die while the policy is still in force and the insured is living, ownership passes to your successor owner or if you have not designated a successor owner, then your estate becomes the owner.

    JOINT OWNER. The policy can be owned by joint owners. Authorization of both joint owners is required for all policy changes except for telephone transfers.

    BENEFICIARY. The BENEFICIARY is the person(s) or entity(ies) you name to receive any death proceeds. The beneficiary is named at the time the policy is issued unless changed at a later date. You can name a CONTINGENT BENEFICIARY prior to the death of the insured. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies. If there is an irrevocable beneficiary, all policy changes except premium allocations and transfers require the consent of the beneficiary.

    Primary and contingent beneficiaries are as named in the application, unless you make a change. To change a beneficiary, you must send us a written request. We may require the policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

    One or more irrevocable beneficiaries may be named.

    If a beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any beneficiary.

    Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

    ASSIGNMENT. You can assign (transfer ownership) the policy. A copy of any assignment must be filed with the ValueLife Service Center. We are not responsible for the validity of any assignment. If you assign the policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our ValueLife Service Center. This may be a taxable event. You should consult a tax adviser if you wish to assign the policy.

    MATURITY BENEFIT. This is an amount equal to the Policy Account less any outstanding Policy Debt on your policy. This amount is paid to you on the maturity date.

    MATURITY DATE. The policy provides that we will pay the Policy Account value, less any Policy Debt, to you on the maturity date if the policy is still in force. We will not accept any premiums after the maturity date.

                                    PART II



EXECUTIVE OFFICERS AND DIRECTORS



    As of November 12, 1999, the directors and executive officers of Allianz Life Insurance Company of North America (Allianz Life) and their principal occupations for the past 5 years are as follows:



          NAME                   PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------   ------------------------------------------------------------

Robert W. MacDonald        Chief Executive Officer and Director since October 1999.
                           Previously Chief Executive Officer of LifeUSA.

Margery G. Hughes          President and Chief Administrative Officer since
                           October 1999. Previously President and Chief Administrative
                           Officer of LifeUSA.

Mark A. Zesbaugh           Senior Vice President and Chief Financial Officer since
                           October 1999. Previously Chief Financial Officer of
                           LifeUSA.

Lowell C. Anderson         Chairman of the Board. Previously President and Chief
                           Executive Officer of Allianz Life since October 1988.

Herbert F. Hansmeyer       Chairman of the Board of Allianz of America Corp. Member of
                           the Board of Management of Allianz-AG, Munich, Germany,
                           since 1986.

Dr. Gerhard G. Rupprecht   Chairman of the Board of Management -- Allianz
                           Lebensversicherungs, since 1979.

Michael P. Sullivan        President, Chief Executive Officer and Director of
                           International Dairy Queen, Inc. since 1987.

Michael T. Westermeyer     Vice President -- Corporate Legal Officer and Secretary of
                           Allianz Life since April 1997. Formerly Second Vice
                           President, Senior Counsel and Assistant Secretary of Allianz
                           Life.

Paul M. Howman             Vice President -- Underwriting of Allianz Life since 1995.

Robert S. James            President -- Individual Insurance Division of Allianz Life
                           since March 31, 1995. Previously President of Financial
                           Markets Division.

Edward J. Bonach           President -- Special Markets Division of Allianz Life since
                           October 1999. Previously Executive Vice President-Chief
                           Financial Officer and Treasurer of Allianz Life, since 1993.

Rev. Dennis J. Dease       President, University of St. Thomas, St. Paul since
                           July 1991.

James R. Campbell          Chairman and Chief Executive Officer of Norwest Bank MN,
                           N.A. since 1998. Previously Executive Vice President since
                           February 1988.

Robert M. Kimmitt          Partner in the law firm of Wilmer, Cutler & Pickering.

VOTING

    Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions. We will vote all shares in the same proportion as the shares for which we have received instructions. We will vote our shares in the same manner. Franklin Valuemark Funds does not hold regular meetings of shareholders.

    If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

    Your voting interest in the portfolios is determined as follows:

      - You may cast one vote for each $100 of Account Value which is allocated to a variable option on the record date. Fractional votes are counted.

      - The number of shares which you can vote will be determined as of the date chosen by us.

      - You will receive periodic reports relating to the portfolios in which you have an interest, as well as any proxy material and a form with which to give us such voting instructions.

DISREGARD OF VOTING INSTRUCTIONS


    We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:


      - is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

      - the change would not be consistent with the investment objectives of the portfolios; or

      - which varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

    In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS

    Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

OUR RIGHT TO CONTEST

    We cannot contest the validity of the policy except in the case of fraud after it has been in effect during the insured's lifetime for two years. If the policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Policy Debt and less any surrenders. We also have the right to adjust any benefits under the policy if the answers in the application regarding the use of tobacco are not correct.

FEDERAL TAX STATUS

    NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. SECTION 7702 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), DEFINES THE TERM "LIFE INSURANCE CONTRACT" FOR PURPOSES OF THE CODE. WE BELIEVE THAT THE POLICIES TO BE ISSUED WILL QUALIFY AS "LIFE INSURANCE CONTRACTS" UNDER
SECTION 7702. WE DO NOT GUARANTEE THE TAX STATUS OF THE POLICIES. PURCHASERS BEAR THE COMPLETE RISK THAT THE POLICIES MAY NOT BE TREATED AS "LIFE INSURANCE" UNDER FEDERAL INCOME TAX LAWS. PURCHASERS SHOULD CONSULT THEIR OWN TAX ADVISERS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS.

    Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

    We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

    Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

    On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

    We intend that each portfolio underlying the policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

    The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

    The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the separate account.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the separate account.

    Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

    Tax Treatment of the Policy. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

    While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section[7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the policy.

    Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Net Cash Value, including increments thereon, under a policy until there is a distribution of such amounts.

    Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

    Tax Treatment of Loans And Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

    Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

    Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.

    If the policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments including those resulting from the lapse of the policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

    If a policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

    Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

    Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

    Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any policy.

    Multiple Policies. The Code further provides that multiple MEC which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

    Tax Treatment of Assignments. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your policy.

    Qualified Plans. The policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

    Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS


    We will, at a minimum, send you an annual and semi-annual report of the portfolios. Within 30 days after each policy anniversary, we will send you an annual statement. We may elect to send these more often. The statement will show the current amount of death benefit payable under the policy, the current Policy Account value, the current Net Cash Value, current Policy Debt and will show all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the policy year.


    We will mail you confirmations within seven days of any transaction regarding: (a) the receipt of premium; (b) any transfer between variable options; (c) any loan, interest repayment, or loan repayment; (d) any surrender;
(e) exercise of the free look privilege; and (f) payment of the death benefit under the policy.

LEGAL PROCEEDINGS

    There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

EXPERTS


    The financial statements of Allianz Life Variable Account A and our consolidated financial statements as of and for the year ended December 31, 1998 included in this prospectus have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

    The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.


                                                  ALLIANZ LIFE VARIABLE ACCOUNT A
                                                                OF
                                          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                       FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                  CAPITAL GLOBAL HEALTHGLOBAL UTILITIESGROWTHANDHIGH   INCOME    MONEY
                                                   GROWTHCARE SECURITIESSECURITIESINCOME     INCOME  SECURITIES  MARKET
                                                    FUND      FUND      FUND       FUND       FUND      FUND      FUND
  Investments at net asset value:
  Franklin Valuemark Funds:
  Capital Growth Fund,
   34,179 shares, cost $527,142                 $617,278          -          -         -          -         -         -
Global Health Care Securities Fund,
  3,484 shares, cost $35,819                          -     31,773          -         -          -         -         -
  Global Utilities Securities Fund,
   82,991 shares, cost $1,295,650                      -          -  1,849,880         -          -         -         -
  Growth and Income Fund,
   153,428 shares, cost $2,675,225                     -          -          - 3,369,282          -         -         -
  High Income Fund,
   144,463 shares, cost $1,860,636                     -          -          -         -  1,943,023         -         -
  Income Securities Fund,
   89,217 shares, cost $1,478,201                      -          -          -         -          - 1,536,317         -
  Money Market Fund,
  1,761,101 shares, cost $1,761,101                    -          -          -         -          -         - 1,761,101
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     617,278     31,773  1,849,880 3,369,282  1,943,023 1,536,317 1,761,101
Liabilities:
 Accrued mortality and expense risk charges        1,921        106      7,458    10,678      6,633     3,049     7,028
 Accrued administrative charges                      480         27      1,865     2,670      1,658       762     1,757
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  2,401        133      9,323    13,348      8,291     3,811     8,785
Net assets                                      $614,877     31,640  1,840,557 3,355,934  1,934,732 1,532,506 1,752,316
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                 $614,877     31,640  1,840,557 3,355,934  1,934,732 1,532,506  1,752,316
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999  (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               TEMPLETON
                                                   MUTUAL    MUTUAL    NATURAL                                DEVELOPING
                                                  DISCOVERY  SHARES   RESOURCES REAL ESTATE  RISING     SMALL   MARKETS
                                                 SECURITIESSECURITIESSECURITIES SECURITIES  DIVIDENDS    CAP    EQUITY
                                                    FUND      FUND      FUND       FUND       FUND      FUND     FUND
Investments at net asset value:
  Franklin Valuemark Funds:
  Mutual Discovery Securities Fund,
   35,910 shares, cost $427,844                 $454,258          -          -         -          -         -         -
  Mutual Shares Securities Fund,
   95,699 shares, cost $1,139,214                      -  1,311,083          -         -          -         -         -
  Natural Resources Securities Fund,
   16,164 shares, cost $191,653                        -          -    175,217         -          -         -         -
  Real Estate Securities Fund,
 28,135 shares, cost $588,454                        -          -          -   591,678          -         -         -
  Rising Dividends Fund,
   60,156 shares, cost $1,014,930                      -          -          -         -  1,120,096         -         -
  Small Cap Fund,
   56,716 shares, cost $800,650                        -          -          -         -          -   906,315         -
  Templeton Developing Markets Equity Fund,
   78,842 shares, cost $789,834                        -          -          -         -          -         -   740,325
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     454,258  1,311,083    175,217   591,678  1,120,096   906,315   740,325
Liabilities:
 Accrued mortality and expense risk charges        1,948      5,495      1,915     2,683      3,496     3,676     3,629
 Accrued administrative charges                      487      1,374        478       671        874       919       907
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  2,435      6,869      2,393     3,354      4,370     4,595     4,536
Net assets                                      $451,823  1,304,214    172,824   588,324  1,115,726   901,720   735,789
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                  $451,823  1,304,214    172,824   588,324  1,115,726   901,720   735,789

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            TEMPLETON
                                                  TEMPLETON TEMPLETON TEMPLETON  TEMPLETONINTERNATIONALTEMPLETON U.S.
                                                GLOBAL ASSET GLOBAL GLOBAL INCOMEINTERNATIONALSMALLER  PACIFICGOVERNMENT
                                                 ALLOCATION  GROWTH  SECURITIES   EQUITY    COMPANIES  GROWTH SECURITIES
                                                    FUND      FUND      FUND       FUND       FUND      FUND     FUND
Investments at net asset value:
  Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   18,670 shares, cost $215,377                 $248,687          -          -         -          -         -         -
 Templeton Global Growth Fund,
   136,101 shares, cost $1,903,153                     -  2,251,105          -         -          -         -         -
  Templeton Global Income Securities Fund,
   16,797 shares, cost $213,982                        -          -    204,919         -          -         -         -
  Templeton International Equity Fund,
   112,563 shares, cost $1,695,275                     -          -          - 1,946,208          -         -         -
  Templeton International Smaller Companies Fund,
   1,962 shares, cost $23,356                          -          -          -         -     21,131         -         -
  Templeton Pacific Growth Fund,
   38,371 shares, cost $426,291                        -          -          -         -          -   371,046         -
  U.S. Government Securities Fund,
   74,750 shares, cost $935,469                        -          -          -         -          -         - 1,024,822
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     248,687  2,251,105    204,919 1,946,208     21,131   371,046 1,024,822
Liabilities:
 Accrued mortality and expense risk charges        1,261     10,833      1,491     6,343        217     2,364     3,885
 Accrued administrative charges                      315      2,708        373     1,586         54       591       971
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,576     13,541      1,864     7,929        271     2,955     4,856
Net assets                                      $247,111  2,237,564    203,055 1,938,279     20,860   368,091 1,019,966
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                  $247,111  2,237,564    203,055 1,938,279     20,860   368,091 1,019,966


See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                        VALUE      ZERO       ZERO      ZERO      TOTAL
                                                                     SECURITIES   COUPON     COUPON    COUPON      ALL
                                                                        FUND    FUND - 2000FUND - 2005FUND - 2010 FUNDS
Investments at net asset value:
 Franklin Valuemark Funds:
  Value Securities Fund, 395 shares, cost $3,365                        $3,415         -          -         -
  Zero Coupon Fund - 2000, 23,693 shares, cost $272,702                      -   354,453          -         -
  Zero Coupon Fund - 2005, 21,942 shares, cost $262,801                      -         -    369,936         -
  Zero Coupon Fund - 2010, 23,787 shares, cost $355,864                      -         -          -   413,186
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             3,415   354,453    369,936   413,186  23,616,534
Liabilities:
 Accrued mortality and expense risk charges                                 17     1,575      1,606     1,728      91,035
 Accrued administrative charges                                              4       394        401       432      22,758
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           21     1,969      2,007     2,160     113,793
Net assets                                                              $3,394   352,484    367,929   411,026  23,502,741
------------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                                          $3,394   352,484    367,929   411,026  23,502,741

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                          GLOBAL HEALTH CARE        GLOBAL UTILITIES
                                                 CAPITAL GROWTH FUND        SECURITIES FUND          SECURITIES FUND
                                                 1999   1998    1997      1999   1998    1997      1999   1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $  -        833      7         -       -      -       -  63,845   66,211
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges              1,417   1,287     96       101      54      -   6,191  10,459   9,862
 Administrative charges                            354     322     24        25      13      -   1,548   2,615   2,466
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,771   1,609    120       126      67      -   7,739  13,074  12,328
Investment income (loss), net                   (1,771)   (776)  (113)     (126)    (67)     -  (7,739) 50,771  53,883
Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds   -      -      -       -       -        -       -  93,096   91,611
Realized gains (losses) on sales of investments, net327    989    (11)     (37)      2       -  65,068  56,812   59,135
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        327     989    (11)      (37)      2      -  65,068 149,908   150,746
  Net change in unrealized appreciation
   (depreciation) on investments                55,912  34,912   (548)   (5,740)  1,694      - 103,611 (40,828)  116,553
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net56,239  35,901   (559)   (5,777)  1,696   -     168,679 109,080  267,299
Net increase (decrease) in net assets from
 operations                                    $54,468  35,125   (672)   (5,903)  1,629        160,940  159,851  321,182
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                            GROWTH AND INCOME FUND       HIGH INCOME FUND        INCOME SECURITIES FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
 Dividends reinvested in fund shares     $  -       86,614  61,679        -   160,598 153,512      -    111,419 71,443
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          9,221  16,628  14,386     5,438   10,568  12,094     1,823  8,671   7,189
 Administrative charges                      2,305   4,157   3,597     1,360    2,642   3,023       456  2,168   1,797
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                              11,526  20,785  17,983     6,798   13,210  15,117     2,279 10,839   8,986
Investment income (loss), net              (11,526) 65,829  43,696    (6,798) 147,388 138,395    (2,279)100,580 62,457
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                - 203,765  59,819         -    9,531   5,036         - 26,313  15,347
 Realized gains (losses) on sales of
  investments, net                          30,147  27,735  75,044     1,993   29,193  43,795     6,803  3,544   7,042
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        30,147 231,500 134,863     1,993   38,724  48,831     6,803 29,857  22,389
 Net change in unrealized appreciation
  (depreciation) on investments            215,369(118,668)283,057    19,148 (177,480)  4,999    25,585(115,794)68,874
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
           investments, net                245,516 112,832 417,920    21,141  (138,756)53,830    32,388 (85,937)91,263
Net increase (decrease) in net
assets from operations                    $233,990 178,661 461,616    14,343    8,632 192,225    30,109  14,643 153,720
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                         MUTUAL DISCOVERY             MUTUAL SHARES
                                               MONEY MARKET FUND          SECURITIES FUND            SECURITIES FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $38,805  62,012  35,286         -    5,534      40       -   11,623      72
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          5,206   7,539   4,368     1,437    2,229   1,140     4,354  6,003   2,067
 Administrative charges                      1,302   1,885   1,092       359      557     285     1,089  1,501     517
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                               6,508   9,424   5,460     1,796    2,786   1,425     5,443  7,504   2,584
Investment income (loss), net               32,297  52,588  29,826    (1,796)   2,748  (1,385)   (5,443) 4,119  (2,512)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                 -       -       -         -    5,149       -         - 10,153       -
 Realized gains (losses) on sales
   of investments, net                           -       -       -       660    5,744     166     9,611 10,137   2,034
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                             -       -       -       660   10,893     166     9,611 20,290   2,034
 Net change in unrealized appreciation
(depreciation) on investments                    -       -       -    49,061  (49,861) 26,719   153,765(35,219) 51,689
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net              -       -       -    49,721  (38,968) 26,885   163,376(14,929) 53,723
Net increase (decrease) in net
 assets from operations                    $32,297  52,588  29,826    47,925  (36,220) 25,500   157,933(10,810) 51,211
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                               NATURAL RESOURCES            REAL ESTATE
                                                SECURITIES FUND           SECURITIES FUND         RISING DIVIDENDS FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares        $    -   2,271   1,844         -   26,119  12,965         -  9,265   5,990
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges            836     461     416     1,584    3,282   3,466     2,310  5,177   3,657
 Administrative charges                        209     115     104       396      821     867       578  1,294     914
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                               1,045     576     520     1,980    4,103   4,333     2,888  6,471   4,571
Investment income (loss), net               (1,045)  1,695   1,324    (1,980)  22,016   8,632    (2,888) 2,794   1,419
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                 -       -       -         -   16,168   6,191         -113,543  10,229
  Realized gains (losses) on sales
 of investments, net                        (2,407) (8,058) (1,936)   (4,926)  15,172  17,125     1,474  6,199  18,073
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                           (2,407) (8,058) (1,936)   (4,926)  31,340  23,316     1,474119,742  28,302
 Net change in unrealized appreciation
(depreciation) on investments               40,079 (35,420)(25,118)   35,253 (179,557) 57,737    28,652(77,635) 93,007
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net         37,672 (43,478)(27,054)   30,327 (148,217) 81,053    30,126 42,107 121,309
Net increase (decrease) in net
 assets from operations                    $36,627 (41,783)(25,730)   28,347 (126,201) 89,685    27,238 44,901 122,728
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.




ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                   TEMPLETON DEVELOPING MARKETS     TEMPLETON GLOBAL
                                                SMALL CAP FUND              EQUITY FUND           ASSET ALLOCATION FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares      $      -     386     384         -   19,038  10,159         - 10,932   7,863
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk charges          2,515   3,458   1,277     2,571    2,862   3,802       759  1,629   2,512
Administrative charges                        629     865     319       643      715     950       190    407     628
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                               3,144   4,323   1,596     3,214    3,577   4,752       949  2,036   3,140
Investment income (loss), net               (3,144) (3,937) (1,212)   (3,214)  15,461   5,407      (949) 8,896   4,723
Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions
on mutual funds                                 -  49,628   4,546         -   61,907  16,114         - 13,002   2,268
Realized gains (losses) on sales
of investments, net                           994  (1,660)  2,723   (28,866) (23,346)  1,960       325 11,507  23,197
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
investments, net                              994  47,968   7,269   (28,866)  38,561  18,074       325 24,509  25,465
Net change in unrealized appreciation
(depreciation) on investments              128,377 (48,794) 22,458   217,890 (198,108)(127,265)  11,868(31,637) 11,716
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
and unrealized appreciation
(depreciation) on investments, net        129,371    (826) 29,727   189,024 (159,547)(109,191)  12,193 (7,128) 37,181
Net increase (decrease) in net
assets from operations                   $126,227  (4,763) 28,515   185,810 (144,086)(103,784)  11,244  1,768  41,904
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                               TEMPLETON GLOBAL          TEMPLETON GLOBAL        TEMPLETON INTERNATIONAL
                                                  GROWTH FUND         INCOME SECURITIES FUND           EQUITY FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares      $      -  39,344  15,984         -   12,826  10,037         - 55,115  33,230
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk charges          9,608   9,684   7,051       514    1,127     903     5,035 10,176   8,366
Administrative charges                      2,402   2,421   1,763       129      282     226     1,259  2,544   2,092
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                              12,010  12,105   8,814       643    1,409   1,129     6,294 12,720  10,458
Investment income (loss), net              (12,010) 27,239   7,170)     (643)  11,417   8,908    (6,294)42,395  22,772
Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions
on mutual funds                                 - 143,312   5,328         -        -       -      -   110,714  50,952
Realized gains (losses) on sales
of investments, net                        18,655  13,548  15,707      (112)    (315)    668    17,474  9,119  13,328
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
investments, net                           18,655 156,860  21,035      (112)    (315)    668    17,474 119,833 64,280
Net change in unrealized appreciation
(depreciation) on investments              222,959 (70,051) 80,562   (10,570)    (521) (6,915)  191,377(97,026)25,384
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
and unrealized appreciation
(depreciation) on investments, net        241,614  86,809 101,597   (10,682)    (836) (6,247)  208,851 22,807  89,664
Net increase (decrease) in net
assets from operations                   $229,604 114,048 108,767   (11,325)  10,581   2,661   202,557 65,202 112,436
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                            TEMPLETON INTERNATIONAL
                                            SMALLER COMPANIES FUND TEMPLETON PACIFIC GROWTH FUNDU.S. GOVERNMENT SECURITIES FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares         $   -     488      17         -   10,966   8,455         - 64,457  52,576
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk charges             85      99      29     1,358    1,388     214     2,811  5,484   5,796
Administrative charges                         21      25       7       340      347      53       703  1,371   1,449
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 106     124      36     1,698    1,735     267     3,514  6,855   7,245
Investment income (loss), net                 (106)    364     (19)   (1,698)   9,231   8,188    (3,514)57,602  45,331
Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions
on mutual funds                                 -     565       -         -    3,337       -         -      -       -
Realized gains (losses) on sales
of investments, net                           (60)   (121)     (2)   (7,356) (38,525)    907     1,537 17,179  27,003
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
investments, net                              (60)    444      (2)   (7,356) (35,188)    907     1,537 17,179  27,003
Net change in unrealized appreciation
(depreciation) on investments                3,145  (4,295) (1,075)   87,614   (7,500)(164,185) (14,888)(18,101)   136
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
and unrealized appreciation
(depreciation) on investments, net          3,085  (3,851) (1,077)   80,258  (42,688)(163,278) (13,351)  (922) 27,139
Net increase (decrease) in net
assets from operations                     $2,979  (3,487) (1,096)   78,560  (33,457)(155,090) (16,865)56,680  72,470
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                             VALUE SECURITIES FUND    ZERO COUPON FUND - 2000    ZERO COUPON FUND - 2005
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares          $  -       -       -         -   27,976  24,296         - 22,733  25,018
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk charges              -       -       -     1,060    2,236   2,223     1,075  2,431   2,373
Administrative charges                          -       -       -       265      559     556       269    608     593
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   -       -       -     1,325    2,795   2,779     1,344  3,039   2,966
Investment income (loss), net                    -       -       -    (1,325)  25,181  21,517    (1,344)19,694  22,052
Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions
on mutual funds                                 -       -       -         -    4,476     550         -  5,259      87
Realized gains (losses) on sales
of investments, net                            (2)     (3)      -       522    4,953   5,922       680  2,463  11,706
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
investments, net                               (2)     (3)      -       522    9,429   6,472       680  7,722  11,793
Net change in unrealized appreciation
(depreciation) on investments                  339    (289)      -     3,041  (11,643) (6,554)  (20,083)13,788  1,480
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
and unrealized appreciation
(depreciation) on investments, net            337    (292)      -     3,563   (2,214)    (82)  (19,403)21,510  13,273
Net increase (decrease) in net
assets from operations                       $337    (292)      -     2,238   22,967  21,435   (20,747)41,204  35,325
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                   ZERO COUPON FUND - 2010         TOTAL ALL FUNDS
                                                                   1999    1998     1997       1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares                              $    -  25,369   22,065    38,805   829,763  619,133
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk charges                                1,184   2,862    2,535    68,493   115,794   95,822
Administrative charges                                              296     716      634    17,127    28,950   23,956
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     1,480   3,578    3,169    85,620   144,744  119,778
Investment income (loss), net                                     (1,480) 21,791   18,896   (46,815)  685,019  499,355
Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions
on mutual funds                                                       -   3,510      176         -   873,428   268,254
Realized gains (losses) on sales
of investments, net                                                  557   2,415    1,074   113,061   144,683  324,660
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
investments, net                                                     557   5,925    1,250   113,061 1,018,111  592,914
Net change in unrealized appreciation
(depreciation) on investments                                    (40,761) 27,536   35,571 1,501,003(1,240,497) 548,282
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
and unrealized appreciation
(depreciation) on investments, net                              (40,204) 33,461   36,821 1,614,064  (222,386) 1,141,196
Net increase (decrease) in net
assets from operations                                         ($41,684) 55,252   55,717 1,567,249   462,633  1,640,551
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                        GLOBAL HEALTH CARE          GLOBAL UTILITIES
                                              CAPITAL GROWTH FUND         SECURITIES FUND            SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998    1997      1999    1998    1997     1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net            ($1,771)   (776)   (113)     (126)     (67)   -    (7,739)  50,771   53,883
Realized gains (losses) on investments, net  327     989     (11)     (37)     2         -   65,068  149,908 150,746
Net change in unrealized appreciation
(depreciation) on investments            55,912  34,912    (548)   (5,740)   1,694    -    103,611  (40,828) 116,553
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                            54,468  35,125    (672)   (5,903)   1,629    -   160,940  159,851  321,182
Policy transactions (note 4):
Purchase payments                              -       -       -         -        -    -     47,346  104,584  116,828
Transfers between funds                  238,728 194,912  94,715    30,027    6,656    -   (17,357) (38,007) (67,788)
Surrenders and terminations                    -       -       -         -        -    -   (27,914) (46,228)  (8,311)
Policy loan transactions                       -       -       -         -        -    -   (31,248)  32,511  (60,609)
Other transactions (note 2)               (3,112) (3,276)   (429)     (749)     (20)   -   (32,961) (65,057) (60,143)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions        235,616 191,636  94,286    29,278    6,636    -   (62,134) (12,197) (80,023)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          290,084 226,761  93,614    23,375   8,265     -    98,806  147,654  241,159
Net assets at beginning of period          324,793  98,032   4,418     8,265        -    - 1,741,751 1,594,097 1,352,938
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $614,877 324,793  98,032    31,640   8,265     - 1,840,557 1,741,751 1,594,097
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                            GROWTH AND INCOME FUND       HIGH INCOME FUND          INCOME SECURITIES FUND
                                           1999     1998    1997       1999    1998    1997      1999      1998      1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net        ($11,526)  65,829   43,696    (6,798) 147,388  138,395     (2,279)  100,580    62,457
Realized gains (losses) on investments,net30,147 231,500 134,863    1,993   38,724  48,831       6,803   29,857     22,389
Net change in unrealized appreciation
(depreciation) on investments        215,369 (118,668) 283,057    19,148 (177,480)   4,999      25,585  (115,794)   68,874
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                        233,990  178,661  461,616    14,343    8,632  192,225    30,109    14,643   153,720
Policy transactions (note 4):
Purchase payments                     229,514  427,399  387,084    23,172   55,984   50,642     98,765   219,675   255,347
Transfers between funds               227,624  282,965  194,269   155,039  (12,125)(140,178)   (25,097)  295,129    46,671
Surrenders and terminations          (117,159) (66,385)(271,440)   (2,911) (21,000) (67,891)   (61,685)  (50,336)  (11,918)
Policy loan transactions              (12,896) (31,446)   3,110   113,408 (168,452) (33,557)   (13,162)  (12,262)  (25,240)
Other transactions (note 2)          (111,080)(202,446)(163,700)  (22,270) (43,702) (41,580)   (53,439) (101,921) (96,044)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions     216,003  410,087  149,323   266,438 (189,295)(232,564)   (54,618)  350,285   168,816
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       449,993  588,748  610,939   280,781 (180,663) (40,339)  (24,509)  364,928   322,536
Net assets at beginning of period   2,905,941 2,317,193 1,706,254 1,653,951 1,834,614 1,874,953 1,557,015 1,192,087 869,551
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period        $3,355,934 2,905,941 2,317,193 1,934,732 1,653,951 1,834,614 1,532,506 1,557,015 1,192,087
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                         MUTUAL DISCOVERY             MUTUAL SHARES
                                               MONEY MARKET FUND          SECURITIES FUND            SECURITIES FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net           $32,297   52,588   29,826   (1,796)  2,748  (1,385)      (5,443)   4,119 (2,512)
Realized gains (losses) on investments, net   -        -        -     660   10,893     166       9,611    20,290   2,034
Net change in unrealized appreciation
(depreciation) on investments                -        -        -   49,061 (49,861) 26,719       153,765  (35,219) 51,689
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                           32,297   52,588   29,826   47,925 (36,220) 25,500     157,933  (10,810) 51,211
Policy transactions (note 4):
Purchase payments                       861,8073,668,9911,996,782        -       -       -       44,401   74,363  16,585
Transfers between funds               (1,025,196)(2,423,871)(2,136,510)(504)155,186 281,309      91,069  214,033  776,453
Surrenders and terminations              (2,012) (25,503) (52,158)       -       -       -      (2,884)  (3,707)     -
Rescissions                                   -  (29,369)       -        -       -       -         -        -        -
Policy loan transactions                    (46)  (9,864) (25,633)    (184)(56,263)      -       2,078 (111,671)   (1,956)
Other transactions (note 2)             (18,670) (39,778) 168,886   (5,538) (7,963) (1,893)    (27,019) (41,817)   (9,654)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions      (184,117)1,140,606 (48,633)  (6,226) 90,960 279,416   107,645    131,201    781,428
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (151,820)1,193,194 (18,807)  41,699  54,740 304,916   265,578  120,391     832,639
Net assets at beginning of period       1,904,136  710,942  729,749  410,124 355,384  50,468 1,038,636  918,245      85,606
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $1,752,3161,904,136 710,942  451,823 410,124 355,384 1,304,214  1,038,636   918,245
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                       NATURAL RESOURCES SECURITIES FUNDREAL ESTATE SECURITIES FUNDRISING DIVIDENDS FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net            ($1,045)  1,695   1,324    (1,980)  22,016   8,632     (2,888)   2,794    1,419
Realized gains (losses) on investments, net(2,407)(8,058) (1,936)   (4,926)  31,340   23,316     1,474  119,742   28,302
Net change in unrealized appreciation
(depreciation) on investments            40,079 (35,420)(25,118)   35,253 (179,557) 57,737     28,652   (77,635)  93,007
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                            36,627 (41,783)(25,730)   28,347 (126,201) 89,685     27,238  44,901   122,728
Policy transactions (note 4):
Purchase payments                          3,791  13,268  15,837    44,333  115,546  92,480     76,244  161,902   108,408
Transfers between funds                   13,526  59,479  (5,829)  (51,381)  37,909 176,166     93,238  244,722   193,808
Surrenders and terminations               (2,427) (5,593)    (52)   (7,547) (10,028) (2,795)   (42,040) (14,872)  (17,668)
Policy loan transactions                    (417)    789     172    (1,049)  (4,950)(15,416)    (1,345)  (4,345)  (5,874)
Other transactions (note 2)               (3,339) (6,590) (6,922)  (27,062) (55,881)(43,348)   (46,212) (78,620)  (51,398)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions         11,134  61,353   3,206   (42,706)  82,596 207,087     79,885  308,787   227,276
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           47,761  19,570 (22,524)  (14,359)(43,605) 296,772    107,123 353,688   350,004
Net assets at beginning of period          125,063 105,493 128,017   602,683  646,288 349,516  1,008,603 654,915   304,911
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $172,824 125,063 105,493   588,324  602,683 646,288  1,115,726 1,008,603 654,915
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                   TEMPLETON DEVELOPING MARKETS     TEMPLETON GLOBAL
                                                SMALL CAP FUND              EQUITY FUND           ASSET ALLOCATION FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net            ($3,144) (3,937) (1,212)   (3,214)  15,461   5,407      (949)  8,896      4,723
Realized gains (losses) on investments, net   994  47,968   7,269  (28,866)  38,561  18,074       325  24,509     25,465
Net change in unrealized appreciation
(depreciation) on investments           128,377 (48,794) 22,458   217,890 (198,108)(127,265)    11,868 (31,637)   11,716
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                           126,227  (4,763) 28,515   185,810 (144,086)(103,784)  11,244  1,768     41,904
Policy transactions (note 4):
Purchase payments                         54,769 113,167  44,998    58,308  159,440 191,340       385  1,438         430
Transfers between funds                  (52,907)400,975 248,658   (32,699)   5,954   2,200         -  5,929    (108,898)
Surrenders and terminations               (6,256) (9,697)   (965)   (8,626) (19,910)(24,839)        -      -        (108)
Policy loan transactions                    (701)   (575)      -    (3,344) (16,461)(20,884)     (249) (77,494)         -
Other transactions (note 2)              (29,172)(47,188)(19,801)  (27,120) (56,866)(77,790)   (2,867) (4,852)     (5,240)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions        (34,267)456,682 272,890   (13,481)  72,157  70,027    (2,731) (74,979)(113,816)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           91,960 451,919 301,405   172,329  (71,929)(33,757)    8,513 (73,211) (71,912)
Net assets at beginning of period          809,760 357,841  56,436   563,460  635,389 669,146   238,598 311,809   383,721
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $901,720 809,760 357,841   735,789  563,460 635,389   247,11  238,59   311,809
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
-----------------------------------------------------------------------------------------------------------------------------------

                                               TEMPLETON GLOBAL          TEMPLETON GLOBAL        TEMPLETON INTERNATIONAL
                                                  GROWTH FUND         INCOME SECURITIES FUND           EQUITY FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net           ($12,010) 27,239    7,170     (643) 11,417   8,908    (6,294)   42,395  22,772
Realized gains (losses) on investments,net18,655 156,860   21,035    (112)   (315)      668   17,474   119,833  64,280
Net change in unrealized appreciation
(depreciation) on investments           222,959 (70,051)  80,562  (10,570)   (521) (6,915)   191,377   (97,026) 25,384
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                           229,604 114,048  108,767  (11,325) 10,581   2,661   202,557   65,202  112,436
Policy transactions (note 4):
Purchase payments                        148,576 318,275  317,636   19,294  43,650  42,795   154,352   343,054  359,829
Transfers between funds                  230,787 262,188  272,672   21,007   8,645  (1,929)  (78,909)  214,070  170,913
Surrenders and terminations              (73,760)(42,480) (35,910)  (2,732) (2,203) (1,422)  (73,702)  (77,537) (30,410)
Policy loan transactions                  (9,188)(11,353) (19,640)  (2,066) (4,262) (2,728)  (15,883)  (14,359) (37,789)
Other transactions (note 2)              (71,826)(144,669)(131,055)(10,458)(18,506)(17,463)  (77,001)  (150,458)(138,095)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions        224,589 381,961  403,703   25,045  27,324  19,253   (91,143)  314,770  324,448
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          454,193 496,009  512,470   13,720  37,905  21,914   111,414  379,972  436,884
Net assets at beginning of period        1,783,3711,287,362 774,892  189,335 151,430 129,516 1,826,865 1,446,893 1,010,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period            $2,237,564 1,783,371 1,287,362 203,055 189,335 151,430 1,938,279 1,826,865 1,446,893
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------

                                            TEMPLETON INTERNATIONAL
                                            SMALLER COMPANIES FUND TEMPLETON PACIFIC GROWTH FUNDU.S. GOVERNMENT SECURITIES FUND
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net              ($106)    364     (19)   (1,698)   9,231   8,188    (3,514)57,602    45,331
Realized gains (losses) on investments, net  (60)    444        (2)  (7,356)(35,188)      907  1,537  17,179    27,003
Net change in unrealized appreciation
(depreciation) on investments             3,145  (4,295) (1,075)   87,614   (7,500)(164,185) (14,888)(18,101)      136
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                             2,979  (3,487) (1,096)   78,560  (33,457)(155,090) (16,865)56,680   72,470
Policy transactions (note 4):
Purchase payments                              -       -       -    35,040   91,236 134,478    18,910 36,225    40,913
Transfers between funds                        -   9,480  13,608    (1,612) (25,732)(41,449)  131,807  2,433 (108,226)
Surrenders and terminations                    -       -       -    (2,145) (15,757)(10,217)   (3,173)(28,787)(20,318)
Policy loan transactions                       -       -       -       450   (2,091)(13,651)   (2,969)(7,674) ( 7,823)
Other transactions (note 2)                 (222)   (360)    (42)  (16,524) (29,702)(52,839)  (15,980)(28,339)(27,460)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions           (222)  9,120  13,566    15,209   17,954  16,322   128,595(26,142)(122,914)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            2,757   5,633  12,470    93,769  (15,503)(138,768) 111,730 30,538 (50,444)
Net assets at beginning of period           18,103  12,470       -   274,322  289,825 428,593   908,236877,698 928,142
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $20,860  18,103  12,470   368,091  274,322 289,825 1,019,966908,236 877,698
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997
-----------------------------------------------------------------------------------------------------------------------------------

                                             VALUE SECURITIES FUND    ZERO COUPON FUND - 2000    ZERO COUPON FUND - 2005
                                            1999     1998    1997      1999    1998    1997      1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net              $   -       -       -    (1,325)  25,181  21,517    (1,344)19,694  22,052
Realized gains (losses) on investments, net  (2)     (3)       -       522    9,429   6,472    680     7,722  11,793
Net change in unrealized appreciation
(depreciation) on investments               339    (289)      -     3,041  (11,643) (6,554)  (20,083)13,788   1,480
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                               337    (292)      -     2,238   22,967  21,435   (20,747)41,204  35,325
Policy transactions (note 4):
Purchase payments                              -       -       -         -        -       -         -      -       -
Transfers between funds                        -   3,405       -         -        - (17,434)        -      - (61,213)
Surrenders and terminations                    -       -       -         -   (9,045)      -         -      -       -
Policy loan transactions                       -       -       -      (539)  (7,106)    (73)        -      -       -
Other transactions (note 2)                  (41)    (15)      -    (1,771)  (4,490) (4,421)   (2,291)(4,874) (4,798)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions            (41)  3,390       -    (2,310) (20,641)(21,928)   (2,291)(4,874)(66,011)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets              296   3,098       -       (72)   2,326    (493)  (23,038)36,330 (30,686)
Net assets at beginning of period            3,098       -       -   352,556  350,230 350,723   390,967 354,637 385,323
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $3,394   3,098       -   352,484  352,556 350,230   367,929 390,967 354,637
-----------------------------------------------------------------------------------------------------------------------------------


 See accompanying notes to unaudited financial statements


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 ZERO COUPON FUND - 2010             TOTAL ALL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1999     1998    1997       1999        1998        1997
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                            ($1,480) 21,791   18,896     (46,815)    685,019    499,355
Realized gains (losses) on investments, net                  557   5,925    1,250     113,061   1,018,111    592,914
Net change in unrealized appreciation
(depreciation) on investments                           (40,761) 27,536   35,571   1,501,003  (1,240,497)    548,282
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                           (41,684) 55,252   55,717   1,567,249     462,633  1,640,551
Policy transactions (note 4):
Purchase payments                                              -       -        -   1,919,007   5,948,197   4,172,412
Transfers between funds                                        -       -    3,652     (52,810)    (95,665)  (214,360)
Surrenders and terminations                                    -       -        -    (436,973)   (449,068)  (556,422)
Rescissions                                                    -       -        -           -     (29,369)         -
Policy loan transactions                                    (211) (1,739)    (183)     20,439    (509,067)  (267,774)
Other transactions (note 2)                               (3,266) (6,849)  (5,717)   (609,990) (1,144,239)  (790,946)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from policy transactions                         (3,477) (8,588)  (2,248)    839,673   3,720,789   2,342,910
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                          (45,161) 46,664   53,469   2,406,922   4,183,422  3,983,461
Net assets at beginning of period                          456,187 409,523  356,054  21,095,819  16,912,397 12,928,936
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                               $411,026 456,187  409,523  23,502,741  21,095,819 16,912,397
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
June 30, 1999 (unaudited)

1.ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2.SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on May 1, 1998. On May 1, 1998, the Utility Equity Fund name was changed to Global Utilities Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED) June 30, 1999 (unaudited)

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES

ASSET BASED EXPENSES A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.


CONTRACT BASED EXPENSES A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the period ended June 30, 1999 (unaudited) and the years ended December 31, 1998 and 1997 were $513,638, $939,693 and $832,417, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the period ended June 30, 1999 (unaudited) and the years ended December 31, 1998 and 1997 were $25,133, $40,600, and $37,629, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the period ended June 30, 1999 (unaudited) and the years ended December 31, 1998 and 1997 were $89,315, $213,159, and $211,485, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the period ended June 30, 1999 (unaudited) and the years ended December 31, 1998 and 1997, respectively. Net transfers to the Fixed Account during the period ended June 30, 1999 (unaudited) and the years ended December 31, 1998 and 1997 were $52,810, $95,665, and $214,360, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3.FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



ALLIANZ LIFE VARIABLE ACCOUNT A of ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

4.POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the period ended June 30, 1999 (unaudited) and the years ended December 31, 1998 and 1997, were as follows:

                                                GLOBAL   GLOBAL                       `              MUTUAL   MUTUAL
                                          CAPITALHEALTHCAREUTILITIESGROWTHAND HIGH  INCOME    MONEY  DISCOVERY SHARES
                                          GROWTHSECURITIESSECURITIESINCOME   INCOMESECURITIES MARKET SECURITIESSECURITIES
                                           FUND    FUND     FUND     FUND     FUND    FUND     FUND     FUND     FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996        391        -   54,519  54,351   84,503  39,985   46,930    4,95     8,280
Policy transactions:
Purchase payments                              -        -   4,451   10,974    2,141   11,090 125,344        -    1,460
Transfers between funds                    7,029        -  (2,894)   5,516   (5,679)   1,881(120,861)  24,650   67,284
Surrenders and terminations                    -        -    (304)  (7,932)  (3,022)    (513) (3,267)       -        -
Policy loan transactions                       -        -  (2,428)     (68)  (1,471)  (1,113) (1,621)       -     (184)
Other transactions                           (34)       -  (2,288)  (4,624)  (1,789)  (4,161) (2,758)    (164)    (841)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
resulting from policy transactions         6,995        -  (3,463)   3,866   (9,820)   7,184  (3,163)  24,486   67,719


Units outstanding at December 31, 1997     7,386       -   51,056   58,217   74,683  47,169   43,767   29,439   75,999
===================================================================================================================================
Policy transactions:
Purchase payments                              -        -   3,254   10,356    2,263    8,710 216,819        -    6,140
Transfers between funds                   13,340      778  (1,327)   6,612     (511)  11,713(142,026)  11,424   16,707
Surrenders and terminations                    -        -  (1,451)  (1,628)    (852)  (1,996) (1,535)       -     (307)
Rescissions                                    -        -       -        -        -        -  (1,784)       -        -
Policy loan transactions                       -        -   1,042     (754)  (6,603)    (481)   (599)  (4,187)  (8,559)
Other transactions                          (230)      (2) (2,025)  (4,902)  (1,762)  (4,044) (2,394)    (647)  (3,446)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
resulting from policy transactions        13,110      776    (507)   9,684   (7,465)  13,902  68,481    6,590   10,535
-----------------------------------------------------------------------------------------------------------------------------------


Units outstanding at December 31, 1998     20,496     776   50,549   67,901   67,218  61,071  112,248   36,029   86,534
====================================================================================================================================
Policy transactions (unaudited):
Purchase payments                              -        -   1,369    5,290      932    3,909  47,170        -    3,498
Transfers between funds                   14,371    2,801    (100)   5,287    6,242     (814)(56,787)       1    7,372
Surrenders and terminations                    -        -    (782)  (2,662)    (118)  (2,396)   (118)       -     (226)
Policy loan transactions                       -        -    (909)    (300)   4,544     (516)     (3)     (15)     153
Other transactions                          (191)     (77)   (962)  (2,544)    (893)  (1,971) (1,088)    (458)  (2,117)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
resulting from policy transactions        14,180    2,724  (1,384)   5,071   10,707   (1,788)(10,826)    (472)   8,680
-----------------------------------------------------------------------------------------------------------------------------------


Units outstanding at June 30, 1999(unaudited)34,676 3,500   49,165   72,972   77,925  59,283  101,422   35,557  95,214
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

4.POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

                                                                            TEMPLETONTEMPLETON        TEMPLETONTEMPLETON
                                          NATURAL  REAL                    DEVELOPINGGLOBAL  TEMPLETON GLOBAL   INTER-
                                         RESOURCESESTATE   RISING    SMALL   MARKETS  ASSET   GLOBAL   INCOME  NATIONAL
                                        SECURITIESSECURITIESDIVIDENDS CAP    EQUITYALLOCATION GROWTH SECURITIES EQUITY
                                           FUND    FUND     FUND     FUND     FUND    FUND     FUND     FUND     FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996      8,152   12,678  19,304    4,338   59,260   30,332  58,157    7,75    60,849
Policy transactions:
Purchase payments                          1,090    3,106   5,847    3,088   15,655       31  21,703    2,567   19,816
Transfers between funds                     (400)   5,867  10,275   17,595   (2,887)  (7,728) 18,498     (108)   9,327
Surrenders and terminations                   (6)     (93)   (909)     (74)  (1,900)      (9) (2,308)     (85)  (1,686)
Policy loan transactions                      (7)    (534)   (334)       -   (1,728)       -  (1,348)    (164)  (2,099)
Other transactions                          (475)  (1,455) (2,780)  (1,348)  (6,291)    (396) (8,935)  (1,050)  (7,573)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
resulting from policy transactions           202    6,891  12,099   19,261    2,849   (8,102) 27,610    1,160   17,785


Units outstanding at December 31, 1997      8,354   19,569  31,403   23,599   62,109    22,230 85,767   8,916    78,634
-----------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
Purchase payments                          1,227    3,889   7,667    7,774   18,632      102  20,228    2,504   17,692
Transfers between funds                    4,888    1,042  11,079   26,906      714      445  16,458      502   10,775
Surrenders and terminations                 (544)    (354)   (668)    (631)  (2,188)       -  (2,700)    (129)  (3,966)
Policy loan transactions                      57     (163)   (199)     (47)  (1,902)  (5,298)   (677)    (244)    (733)
Other transactions                          (609)  (1,880) (3,711)  (3,266)  (6,572)    (335) (9,229)  (1,062)  (7,641)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
resulting from policy transactions         5,019    2,534  14,168   30,736    8,684   (5,086) 24,080    1,571   16,127


Units outstanding at December 31, 1998    13,373  22,103   45,571   54,335   70,793  17,144  109,847   10,487   94,761
-----------------------------------------------------------------------------------------------------------------------------------


Policy transactions (unaudited):
Purchase payments                            374    1,630   3,604    3,565    6,668       28   8,862    1,094    7,769
Transfers between funds                    1,202   (1,916)  4,272   (3,424)  (4,870)       -  13,976    1,194   (3,833)
Surrenders and terminations                 (210)    (272) (2,052)    (424)    (923)       -  (4,097)    (157)  (3,549)
Policy loan transactions                     (42)     (37)    (61)     (46)    (383)     (17)   (540)    (113)    (770)
Other transactions                          (340)    (984) (2,121)  (1,863)  (3,004)    (203) (4,514)    (596)  (3,794)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
resulting from policy transactions           984   (1,579)  3,642   (2,192)  (2,512)    (192) 13,687    1,422   (4,177)


Units outstanding at June 30, 1999(unaudited 14,357 20,524 49,213   52,143   68,281   16,952  123,534   11,909   90,584
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

4.POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

                                                 TEMPLETON
                                               INTERNATIONALTEMPLETONU.S.             ZERO     ZERO     ZERO
                                                  SMALLER  PACIFICGOVERNMENT  VALUE  COUPON   COUPON   COUPON    TOTAL
                                                 COMPANIES GROWTH SECURITIESSECURITIESFUND -  FUND -   FUND -     ALL
                                                   FUND     FUND     FUND     FUND    2000     2005     2010     FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996                   -  27,810   45,204        -   14,687  14,331   11,896  668,666
Policy transactions:
Purchase payments                                       -   9,779    1,925        -        -       -        -  240,067
Transfers between funds                             1,143  (2,629)  (5,101)       -     (707) (2,226)     119   17,964
Surrenders and terminations                             -    (759)    (952)       -        -       -        -  (23,819)
Policy loan transactions                                -    (884)    (382)       -       (3)      -       (6) (14,374)
Other transactions                                     (4) (3,737)  (1,294)       -     (181)   (173)    (183) (52,534)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
resulting from policy transactions                  1,139   1,770   (5,804)       -     (891) (2,399)     (70) 167,304


Units outstanding at December 31, 1997               1,139  29,580   39,400        -   13,796  11,932   11,826  835,970
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions:
Purchase payments                                       -  11,546    1,572        -        -       -        -  340,375
Transfers between funds                               795  (2,703)      45      401        -       -        -  (11,943)
Surrenders and terminations                             -  (2,018)  (1,237)       -     (346)      -        -  (22,550)
Rescissions                                             -       -        -        -        -       -        -   (1,784)
Policy loan transactions                                -    (247)    (332)       -     (263)      -      (45) (30,234)
Other transactions                                    (35) (3,684)  (1,215)      (2)    (171)   (154)    (184) (59,202)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
resulting from policy transactions                    760   2,894   (1,167)     399     (780)   (154)    (229) 214,662


Units outstanding at December 31, 1998               1,899  32,474   38,233      399   13,016  11,778  11,597 1,050,632
------------------------------------------------------------------------------------------------------------------------------------


Policy transactions (unaudited):
Purchase payments                                       -   3,876      799        -        -       -        -  100,437
Transfers between funds                                 -    (401)   5,567        -        -       -        -   (9,860)
Surrenders and terminations                             -    (222)    (137)       -        -       -        -  (18,345)
Policy loan transactions                                -      44     (126)       -      (20)      -       (6)     837
Other transactions                                    (23) (1,804)    (674)      (3)     (65)    (72)     (89) (30,450)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
resulting from policy transactions                    (23)  1,493    5,429       (3)     (85)    (72)     (95)  42,619


Units outstanding at June 30, 1999 (unaudited)      1,876   33,967   43,662      396  12,931   11,706  11,502 1,093,251
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5.UNIT VALUES

A summary of unit values and units  outstanding  for variable life  contracts and the expense  ratios,  including  expenses of the underlying funds, for the six-month period ended June 30, 1999 (unaudited) and each of the five years in the period ended December
31, 1998 follows.

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                                             UNITS                            TO AVERAGE
                                                                          OUTSTANDING UNIT VALUE  NET ASSETS  NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH FUND
June 30, 1999 (unaudited)                                                  34,676      $17.732     $614,877     1.52%
December 31,
 1998                                                                      20,496       15.847      324,793     1.52
 1997                                                                       7,386       13.273       98,032     1.52
 19961                                                                        391       11.303        4,418     1.52


GLOBAL HEALTH CARE SECURITIES FUND
June 30, 1999 (unaudited)                                                   3,500        9.041       31,640     1.56
December 31, 19982                                                            776       10.656        8,265     1.59


GLOBAL UTILITIES SECURITIES FUND
June 30, 1999 (unaudited)                                                  49,165       37.436    1,840,557     1.26
December 31,
 1998                                                                      50,549       34.456    1,741,751     1.25
 1997                                                                      51,056       31.223    1,594,097     1.25
 1996                                                                      54,519       24.816    1,352,938     1.25
 1995                                                                      66,198       23.353    1,545,922     1.25
 1994                                                                      59,969       17.912    1,074,173     1.27


GROWTH AND INCOME FUND
June 30, 1999 (unaudited)                                                  72,972       45.989    3,355,934     1.24
December 31,
 1998                                                                      67,901       42.797    2,905,941     1.24
 1997                                                                      58,217       39.803    2,317,193     1.24
 1996                                                                      54,351       31.393    1,706,254     1.25
 1995                                                                      38,021       27.700    1,053,166     1.27
 1994                                                                      29,795       21.010      625,982     1.29


HIGH INCOME FUND
June 30, 1999 (unaudited)                                                  77,925       24.828    1,934,732     1.30
December 31,
 1998                                                                      67,218       24.606    1,653,951     1.28
 1997                                                                      74,683       24.565    1,834,614     1.28
 1996                                                                      84,503       22.188    1,874,953     1.29
 1995                                                                      65,333       19.628    1,282,342     1.31
 1994                                                                      63,380       16.512    1,046,519     1.35

ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5.UNIT VALUES (CONTINUED)

                                                                                                              RATIO OF
                                                                                                              EXPENSES
                                                                             UNITS                            TO AVERAGE
                                                                          OUTSTANDING UNIT VALUE  NET ASSETS  NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------

Income Securities Fund
June 30, 1999 (unaudited)                                                  59,283      $25.852   $1,532,506     1.27%
December 31,
 1998                                                                      61,071       25.496    1,557,015     1.24
 1997                                                                      47,169       25.273    1,192,087     1.25
 1996                                                                      39,985       21.747      869,551     1.25
 1995                                                                      26,614       19.691      524,066     1.26
 1994                                                                      10,514       16.208      170,404     1.29


MONEY MARKET FUND
June 30, 1999 (unaudited)                                                 101,422       17.277    1,752,316     1.27
December 31,
 1998                                                                     112,248       16.964    1,904,136     1.20
 1997                                                                      43,767       16.244      710,942     1.20
 1996                                                                      46,930       15.550      729,749     1.18
 1995                                                                      45,768       14.898      681,852     1.15
 1994                                                                      37,381       14.194      530,565     1.21


MUTUAL DISCOVERY SECURITIES FUND
June 30, 1999 (unaudited)                                                  35,557       12.707      451,823     1.73
December 31,
 1998                                                                      36,029       11.383      410,124     1.75
 1997                                                                      29,439       12.072      355,384     1.81
 19963                                                                      4,953       10.190       50,468     2.12


MUTUAL SHARES SECURITIES FUND
June 30, 1999 (unaudited)                                                  95,214       13.697    1,304,214     1.53
December 31,
 1998                                                                      86,534       12.002    1,038,636     1.52
 1997                                                                      75,999       12.082      918,245     1.55
 19963                                                                      8,280       10.339       85,606     1.75


NATURAL RESOURCES SECURITIES FUND
June 30, 1999 (unaudited)                                                  14,357       12.040      172,824     1.42
December 31,
 1998                                                                      13,373        9.353      125,063     1.39
 1997                                                                       8,354       12.629      105,493     1.44
 1996                                                                       8,152       15.704      128,017     1.40
 1995                                                                      10,831       15.214      164,784     1.41
 1994                                                                      13,441       14.977      201,295     1.43

ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5.UNIT VALUES (CONTINUED)

                                                                                                                 RATIO OF
                                                                                                                 EXPENSES
                                                                             UNITS                            TO AVERAGE
                                                                          OUTSTANDING UNIT VALUE  NET ASSETS  NET ASSETS*
-----------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE SECURITIES FUND
June 30, 1999 (unaudited)                                                  20,524      $28.665     $588,324     1.32%
December 31,
 1998                                                                      22,103       27.267      602,683     1.29
 1997                                                                      19,569       33.025      646,288     1.29
 1996                                                                      12,678       27.568      349,516     1.32
 1995                                                                       7,628       20.913      159,525     1.34
 1994                                                                       4,368       17.928       78,309     1.37


RISING DIVIDENDS FUND
June 30, 1999 (unaudited)                                                  49,213       22.671    1,115,726     1.49
December 31,
 1998                                                                      45,571       22.132    1,008,603     1.47
 1997                                                                      31,403       20.855      654,915     1.49
 1996                                                                      19,304       15.795      304,911     1.51
 1995                                                                      10,700       12.816      137,129     1.53
 1994                                                                       4,474        9.952       44,527     1.55


SMALL CAP FUND
June 30, 1999 (unaudited)                                                  52,143       17.294      901,720     1.55
December 31,
 1998                                                                      54,335       14.903      809,760     1.52
 1997                                                                      23,599       15.164      357,841     1.52
 1996                                                                       4,338       13.011       56,436     1.52
 19954                                                                          -       10.157            -     1.65


TEMPLETON DEVELOPING MARKETS EQUITY FUND
June 30, 1999 (unaudited)                                                  68,281       10.776      735,789     2.15
December 31,
 1998                                                                      70,793        7.959      563,460     2.16
 1997                                                                      62,109       10.230      635,389     2.17
 1996                                                                      59,260       11.292      669,146     2.24
 1995                                                                      22,210        9.357      207,819     2.16
 19945                                                                      6,099        9.173       55,951     2.28


TEMPLETON GLOBAL ASSET ALLOCATION FUND
June 30, 1999 (unaudited)                                                  16,952       14.576      247,111     1.58
December 31,
 1998                                                                      17,144       13.917      238,598     1.59
 1997                                                                      22,230       14.027      311,809     1.69
 1996                                                                      30,332       12.651      383,721     1.61
 19956                                                                         21       10.637          220     1.65


ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5.UNIT VALUES (CONTINUED)

                                                                                                                 RATIO OF
                                                                                                               EXPENSES
                                                                             UNITS                            TO AVERAGE
                                                                          OUTSTANDING UNIT VALUE  NET ASSETS  NET ASSETS*
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL GROWTH FUND
June 30, 1999 (unaudited)                                                 123,534      $18.113   $2,237,564     1.63%
December 31,
 1998                                                                     109,847       16.235    1,783,371     1.63
 1997                                                                      85,767       15.010    1,287,362     1.63
 1996                                                                      58,157       13.324      774,892     1.68
 1995                                                                      31,471       11.069      348,359     1.72
 19945                                                                      6,748        9.894       66,760     1.89


TEMPLETON GLOBAL INCOME SECURITIES FUND
June 30, 1999 (unaudited)                                                  11,909       17.049      203,055     1.41
December 31,
 1998                                                                      10,487       18.052      189,335     1.38
 1997                                                                       8,916       16.985      151,430     1.37
 1996                                                                       7,756       16.700      129,516     1.36
 1995                                                                       5,801       15.347       89,028     1.39
 1994                                                                       3,175       13.483       42,818     1.46


TEMPLETON INTERNATIONAL EQUITY FUND
June 30, 1999 (unaudited)                                                  90,584       21.397    1,938,279     1.66
December 31,
 1998                                                                      94,761       19.278    1,826,865     1.63
 1997                                                                      78,634       18.400    1,446,893     1.64
 1996                                                                      60,849       16.598    1,010,009     1.64
 1995                                                                      40,830       13.600      555,276     1.67
 1994                                                                      11,403       12.390      141,293     1.74


TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
June 30, 1999 (unaudited)                                                   1,876       11.113       20,860     1.88
December 31,
 1998                                                                       1,899        9.528       18,103     1.85
 1997                                                                       1,139       10.943       12,470     1.81
 19961                                                                          -       11.194            -     1.53


TEMPLETON PACIFIC GROWTH FUND
June 30, 1999 (unaudited)                                                  33,967       10.837      368,091     1.84
December 31,
 1998                                                                      32,474        8.447      274,322     1.85
 1997                                                                      29,580        9.798      289,825     1.78
 1996                                                                      27,810       15.412      428,593     1.74
 1995                                                                      21,322       13.977      298,014     1.76
 1994                                                                      12,635       13.042      164,784     1.82


ALLIANZ LIFE VARIABLE ACCOUNT A OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5.UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                                             UNITS                            TO AVERAGE
                                                                          OUTSTANDING UNIT VALUE  NET ASSETS  NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND
June 30, 1999 (unaudited)                                                  43,662      $23.360   $1,019,966     1.29%
December 31,
 1998                                                                      38,233       23.755      908,236     1.25
 1997                                                                      39,400       22.276      877,698     1.25
 1996                                                                      45,204       20.532      928,142     1.26
 1995                                                                      32,402       19.966      646,949     1.27
 1994                                                                      31,714       16.840      534,051     1.28


VALUE SECURITIES FUND
June 30, 1999 (unaudited)                                                     396        8.565        3,394     1.62
December 31,
 19982                                                                        399        7.751        3,098     1.87


ZERO COUPON FUND - 2000
June 30, 1999 (unaudited)                                                  12,931       27.259      352,484     1.41
December 31,
 1998                                                                      13,016       27.086      352,556     1.15
 1997                                                                      13,796       25.386      350,230     1.15
 1996                                                                      14,687       23.880      350,723     1.15
 1995                                                                      14,874       23.491      349,422     1.15
 1994                                                                      14,594       19.614      286,240     1.15


ZERO COUPON FUND - 2005
June 30, 1999 (unaudited)                                                  11,706       31.432      367,929     1.41
December 31,
 1998                                                                      11,778       33.196      390,968     1.15
 1997                                                                      11,932       29.722      354,637     1.15
 1996                                                                      14,331       26.888      385,323     1.15
 1995                                                                      12,382       27.229      337,160     1.15
 1994                                                                      12,559       20.821      261,513     1.15


ZERO COUPON FUND - 2010
 June 30, 1999 (unaudited)                                                 11,502       35.734      411,026     1.41
 December 31,
 1998                                                                      11,597       39.336      456,187     1.15
 1997                                                                      11,826       34.629      409,523     1.15
 1996                                                                      11,896       29.931      356,054     1.15
 1995                                                                       3,735       30.991      115,736     1.15
 1994                                                                       3,804       21.866       83,178     1.15

* For the period  ended June 30, 1999  (unaudited)  or the year ended  December  31,  including  the effect of the expenses of the underlying funds.

U Annualized.
1 Period from May 1, 1996 (fund  commencement) to December 31, 1996. 2 Period from May 1, 1998 (fund commencement) to December 31,
1998. 3 Period from November 8, 1996 (fund  commencement) to December 31, 1996. 4 Period from November 1, 1995 (fund commencement)
to December  31,  1995.  5 Period from July 1, 1994 (fund  commencement)  to December  31,  1994.  6 Period from May 1, 1995 (fund commencement) to December 31, 1995.

                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Financial Statements

                               December 31, 1998

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Independent Auditors'Report

The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1998, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 29, 1999



Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
December 31, 1998


                                                 Capital  Global Health  Global Utilities Growth and  High     Income    Money
                                                 Growth  Care Securities Securities       Income     Income  Securities  Market
                                                  Fund       Fund          Fund            Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund,
   20,238 shares, cost $291,200                 $325,424          -          -         -          -         -         -
  Global Health Care Securities Fund,
   774 shares, cost $6,591                             -      8,285          -         -          -         -         -
  Global Utilities Securities Fund,
   85,290 shares, cost $1,292,716                      -          -  1,743,335         -          -         -         -
  Growth and Income Fund,
   142,817 shares, cost $2,429,075                     -          -          - 2,907,763          -         -         -
  High Income Fund,
   124,657 shares, cost $1,592,204                     -          -          -         -  1,655,443         -         -
  Income Securities Fund,
   92,113 shares, cost $1,526,016                      -          -          -         -          - 1,558,547         -
  Money Market Fund,
   1,906,414 shares, cost $1,906,414                   -          -          -         -          -         - 1,906,414
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     325,424      8,285  1,743,335 2,907,763  1,655,443 1,558,547 1,906,414
Liabilities:
 Accrued mortality and expense risk charges          505         16      1,268     1,458      1,194     1,226     1,822
 Accrued administrative charges                      126          4        316       364        298       306       456
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    631         20      1,584     1,822      1,492     1,532     2,278
Net assets                                      $324,793      8,265  1,741,751 2,905,941  1,653,951 1,557,015 1,904,136
---------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                  $324,793      8,265  1,741,751 2,905,941  1,653,951 1,557,015 1,904,136
---------------------------------------------------------------------------------------------------------------------------




See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998


                                                                                                               Templeton
                                                   Mutual    Mutual    Natural                                Developing
                                                  Discovery  Shares   Resources Real Estate  Rising     Small  Markets
                                                 SecuritiesSecuritiesSecurities Securities  Dividends    Cap    Equity
                                                    Fund      Fund      Fund       Fund       Fund      Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Discovery Securities Fund,
   36,383 shares, cost $433,409                 $410,762          -          -         -          -         -         -
  Mutual Shares Securities Fund,
   86,962 shares, cost $1,021,958                      -  1,040,062          -         -          -         -         -
  Natural Resources Securities Fund,
  15,067 shares, cost $182,925                         -          -    126,410         -          -         -         -
  Real Estate Securities Fund,
   30,309 shares, cost $636,087                        -          -          -   604,058          -         -         -
  Rising Dividends Fund,
   55,775 shares, cost $933,572                        -          -          -         -  1,010,086         -         -
  Small Cap Fund,
   59,126 shares, cost $833,923                        -          -          -         -          -   811,211         -
  Templeton Developing Markets Equity Fund,
   81,734 shares, cost $832,181                        -          -          -         -          -         -   564,782
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     410,762  1,040,062    126,410   604,058  1,010,086   811,211   564,782
Liabilities:
 Accrued mortality and expense risk charges          511      1,141      1,078     1,100      1,186     1,161     1,058
 Accrued administrative charges                      127        285        269       275        297       290       264
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    638      1,426      1,347     1,375      1,483     1,451     1,322
---------------------------------------------------------------------------------------------------------------------------
Net assets                                      $410,124  1,038,636    125,063   602,683  1,008,603   809,760   563,460
---------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                  $410,124  1,038,636    125,063   602,683  1,008,603   809,760   563,460

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998


                                                                                            Templeton
                                                  Templeton Templeton Templeton  TempletonInternationalTempleton U.S.
                                                Global Asset Global Global IncomeInternationalSmaller  PacificGovernment
                                                 Allocation  Growth  Securities   Equity    Companies  Growth Securities
                                                    Fund      Fund      Fund       Fund       Fund      Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   18,881 shares, cost $217,784                 $239,226          -          -         -          -         -         -
  Templeton Global Growth Fund,
   120,846 shares, cost $1,659,909                     -  1,784,902          -         -          -         -         -
  Templeton Global Income Securities Fund,
   14,806 shares, cost $189,049                        -          -    190,556         -          -         -         -
  Templeton International Equity Fund,
   117,816 shares, cost $1,768,945                     -          -          - 1,828,501          -         -         -
  Templeton International Smaller Companies Fund,
   1,986 shares, cost $23,637                          -          -          -         -     18,267         -         -
  Templeton Pacific Growth Fund,
   36,695 shares, cost $418,438                        -          -          -         -          -   275,579         -
  U.S. Government Securities Fund,
   65,484 shares, cost $805,338                        -          -          -         -          -         -   909,579
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     239,226  1,784,902    190,556 1,828,501     18,267   275,579   909,579
Liabilities:
 Accrued mortality and expense risk charges          503      1,225        978     1,309        131     1,006     1,074
 Accrued administrative charges                      125        306        243       327         33       251       269
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    628      1,531      1,221     1,636        164     1,257     1,343
---------------------------------------------------------------------------------------------------------------------------
Net assets                                      $238,598  1,783,371    189,335 1,826,865     18,103   274,322   908,236
Policy owners' equity (note 4)                  $238,598  1,783,371    189,335 1,826,865     18,103   274,322   908,236

See   accompanying   notes   to   financial statements.



Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998


                                                                        Value      Zero       Zero      Zero      Total
                                                                     Securities   Coupon     Coupon    Coupon      All
                                                                        Fund    Fund - 2000Fund - 2005Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Value Securities Fund, 398 shares, cost $3,393                        $3,104         -          -         -
  Zero Coupon Fund - 2000, 23,849 shares, cost $274,490                      -   353,200          -         -
  Zero Coupon Fund - 2005 22,076 shares, cost $264,413                       -         -    391,631         -
  Zero Coupon Fund - 2010 23,983 shares, cost $358,785                       -         -          -   456,868
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                             3,104   353,200    391,631   456,868 21,123,995
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                                  6       515        531       545     22,547
 Accrued administrative charges                                              -       129        132       136      5,628
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            6       644        663       681     28,175
Net assets                                                              $3,098   352,556    390,968   456,187 21,095,820
Policy owners' equity (note 4)                                          $3,098   352,556    390,968   456,187 21,095,820

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations
For the years ended December 31, 1998, 1997, and 1996


                                                   Adjustable U.S.                                 Global Health Care
                                                   Government Fund        Capital Growth Fund        Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 1998   1997    1996      1998   1997    1996      1998   1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                $-     -   18,030       833       7      -         -       -     -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                  -     -      740     1,287      96      2        54       -     -
 Administrative charges                              -     -      185       322      24      -        13       -     -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -     -      925     1,609     120      2        67       -     -
Investment income (loss), net                        -     -   17,105      (776)   (113)    (2)      (67)      -     -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                                   -     -        -         -       -      -         -       -     -
  Realized gains (losses) on sales of
   investments, net                                  -     -  (10,027)      989     (11)     -         2       -     -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net          -     -  (10,027)      989     (11)     -         2       -     -
  Net change in unrealized appreciation
   (depreciation) on investments                     -     -     (200)   34,912    (548)  (140)    1,694       -     -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net     -     -  (10,227)   35,901    (559)  (140)    1,696       -     -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                    $-     -    6,878    35,125    (672)  (142)    1,629       -     -
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996

                                     Global Utilities Securities Fund  Growth and Income Fund       High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $ 63,845  66,211  75,714    86,614   61,679  28,758   160,598 153,512  167,136
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         10,459   9,862  11,220    16,628   14,386   9,969    10,568  12,094   12,310
 Administrative charges                      2,615   2,466   2,805     4,157    3,597   2,492     2,642   3,023    3,077
---------------------------------------------------------------------------------------------------------------------------
Total expenses                              13,074  12,328  14,025    20,785   17,983  12,461    13,210  15,117   15,387
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net               50,771  53,883  61,689    65,829   43,696  16,297   147,388 138,395  151,749
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                           93,096  91,611       -   203,765   59,819 101,857     9,531   5,036    8,872
 Realized gains (losses) on sales of
  investments, net                          56,812  59,135 118,555    27,735   75,044  25,750    29,193  43,795   33,892
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                       149,908 150,746 118,555   231,500  134,863 127,607    38,724  48,831   42,764
 Net change in unrealized appreciation
  (depreciation) on investments            (40,828)116,553 (93,370) (118,668) 283,057  37,916  (177,480)  4,999   26,432
---------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation)
   on investments, net                     109,080 267,299  25,185   112,832  417,920 165,523  (138,756) 53,830   69,196
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $159,851 321,182  86,874   178,661  461,616 181,820     8,632 192,225  220,945
---------------------------------------------------------------------------------------------------------------------------

See   accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                                                         Investment Grade
                                            Income Securities Fund    Intermediate Bond Fund        Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $111,419  71,443  33,370         -        -   3,706    62,012 35,286  32,922
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          8,671   7,189   4,656         -        -     366     7,539  4,368   4,291
 Administrative charges                      2,168   1,797   1,164         -        -      91     1,885  1,092   1,073
---------------------------------------------------------------------------------------------------------------------------
Total expenses                              10,839   8,986   5,820         -        -     457     9,424  5,460   5,364
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net              100,580  62,457  27,550         -        -   3,249    52,588 29,826  27,558
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                            26,313  15,347   5,550         -        -       -         -      -       -
  Realized gains (losses) on sales
 of investments, net                         3,544   7,042   2,373         -        -   1,981         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        29,857  22,389   7,923         -        -   1,981         -      -       -
 Net change in unrealized appreciation
(depreciation) on investments             (115,794) 68,874  37,183         -        -  (3,575)        -      -       -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net        (85,937) 91,263  45,106         -        -  (1,594)        -      -       -
Net increase (decrease) in net
 assets from operations                   $ 14,643 153,720  72,656         -        -   1,655    52,588 29,826  27,558
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                               Mutual Discovery            Mutual Shares           Natural Resources
                                                Securities Fund           Securities Fund            Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares        $5,534      40       -    11,623       72       -     2,271  1,844   2,102
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          2,229   1,140      22     6,003    2,067      31       461    416   1,012
 Administrative charges                        557     285       5     1,501      517       8       115    104     253
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               2,786   1,425      27     7,504    2,584      39       576    520   1,265
Investment income (loss), net                2,748  (1,385)    (27)    4,119   (2,512)    (39)    1,695  1,324     837
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                           5,149       -       -    10,153        -       -         -      -   1,927
  Realized gains (losses) on sales
   of investments, net                       5,744     166       -    10,137    2,034       2    (8,058)(1,936) 14,498
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
   investments, net                         10,893     166         -   20,290   2,034         2 (8,058) (1,936) 16,425
 Net change in unrealized appreciation
  (depreciation) on investments            (49,861) 26,719     495   (35,219)  51,689   1,634   (35,420)(25,118)(8,994)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                       (38,968) 26,885     495   (14,929)  53,723   1,636   (43,478)(27,054) 7,431
Net increase (decrease) in net
 assets from operations                   ($36,220) 25,500     468   (10,810)  51,211   1,597   (41,783)(25,730) 8,268
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                          Real Estate Securities Fund   Rising Dividends Fund         Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996       1998    1997    1996       1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $ 26,119  12,965   7,943     9,265    5,990   3,981       386    384       -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          3,282   3,466   1,883     5,177    3,657   1,632     3,458  1,277     105
 Administrative charges                        821     867     471     1,294      914     408       865    319      26
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               4,103   4,333   2,354     6,471    4,571   2,040     4,323  1,596     131
Investment income (loss), net               22,016   8,632   5,589     2,794    1,419   1,941    (3,937)(1,212)   (131)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                          16,168   6,191       -   113,543   10,229       -    49,628  4,546       -
  Realized gains (losses) on sales
   of investments, net                      15,172  17,125   1,980     6,199   18,073   2,703    (1,660) 2,723     472
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        31,340  23,316   1,980   119,742   28,302   2,703    47,968  7,269     472
 Net change in unrealized appreciation
  (depreciation) on investments           (179,557) 57,737  58,343   (77,635)  93,007  44,265   (48,794)22,458   3,624
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                      (148,217) 81,053  60,323    42,107  121,309  46,968      (826)29,727   4,096
Net increase (decrease) in net
 assets from operations                  ($126,201) 89,685  65,912    44,901  122,728  48,909    (4,763) 28,515  3,965
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                             Templeton Developing        Templeton Global           Templeton Global
                                              Markets Equity Fund      Asset Allocation Fund           Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $19,038  10,159    2,914    10,932    7,863     228    39,344  15,984   8,202
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          2,862   3,802    2,551     1,629    2,512   2,065     9,684   7,051   3,948
 Administrative charges                        715     950      638       407      628     516     2,421   1,763     987
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               3,577   4,752    3,189     2,036    3,140   2,581    12,105   8,814   4,935
Investment income (loss), net               15,461   5,407     (275)    8,896    4,723  (2,353)   27,239   7,170   3,267
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                          61,907  16,114    5,391    13,002    2,268     456   143,312   5,328   8,202
  Realized gains (losses) on sales
   of investments, net                     (23,346)  1,960    2,603    11,507   23,197  12,194    13,548  15,707   2,914
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        38,561  18,074    7,994    24,509   25,465  12,650   156,860  21,035  11,116
Net change in unrealized appreciation
 (depreciation) on investments            (198,108)(127,265) 56,503   (31,637)  11,716  41,378   (70,051) 80,562  91,158
---------------------------------------------------------------------------------------------------------------------------
 Total realized gains (losses) and unrealized
 appreciation (depreciation) on
   investments, net                       (159,547)(109,191) 64,497    (7,128)  37,181  54,028    86,809 101,597 102,274
Net increase (decrease) in net
 assets from operations                  ($144,086)(103,784) 64,222     1,768   41,904  51,675   114,048 108,767 105,541
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                               Templeton Global       Templeton International    Templeton International
                                            Income Securities Fund          Equity Fund          Smaller Companies Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $12,826  10,037   7,568    55,115   33,230  19,177       488     17       -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          1,127     903     745    10,176    8,366   6,014        99     29       3
 Administrative charges                        282     226     186     2,544    2,092   1,504        25      7       1
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               1,409   1,129     931    12,720   10,458   7,518       124     36       4
 Investment income (loss), net              11,417   8,908   6,637    42,395   22,772  11,659       364    (19)     (4)
Realized  gains  (losses)  and   unrealized   appreciation   (depreciation)   on
 investments:
  Realized capital gain distributions
   on mutual funds                               -       -       -   110,714   50,952  23,468       565      -       -
  Realized gains (losses) on sales
   of investments, net                        (315)    668     432     9,119   13,328   4,043      (121)    (2)    119
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                          (315)    668     432   119,833   64,280  27,511       444     (2)    119
Net change in unrealized appreciation
 (depreciation) on investments                (521) (6,915)  2,837   (97,026)  25,384 114,314    (4,295)(1,075)      -
---------------------------------------------------------------------------------------------------------------------------
 Total realized gains (losses) and unrealized
  appreciation (depreciation) on investments, net     (836) (6,247)    3,269   22,807  89,664   141,825 (3,851) (1,077)
119
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    $10,581   2,661   9,906    65,202  112,436 153,484    (3,487)(1,096)    115
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                       Templeton Pacific Growth Fund U.S. Government Securities Fund Value Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996        1998    1997    1996         1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $10,966   8,455  10,710    64,457   52,576  45,170         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          1,388     214   2,726     5,484    5,796   4,926         -      -       -
 Administrative charges                        347      53     682     1,371    1,449   1,231         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               1,735     267   3,408     6,855    7,245   6,157         -      -       -
 Investment income (loss), net               9,231   8,188   7,302    57,602   45,331  39,013         -      -       -
Realized  gains  (losses)  and   unrealized   appreciation   (depreciation)   on
 investments:
  Realized capital gain distributions
   on mutual funds                           3,337       -   6,208         -        -       -         -      -      -
  Realized gains (losses) on sales
   of investments, net                     (38,525)    907   6,092    17,179   27,003  18,468        (3)     -       -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                       (35,188)    907  12,300    17,179   27,003  18,468        (3)     -       -
Net change in unrealized appreciation
 (depreciation) on investments              (7,500)(164,185)12,362   (18,101)     136 (37,068)     (289)     -       -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                       (42,688)(163,278)24,662      (922)  27,139 (18,600)     (292)     -       -
Net increase (decrease) in net
 assets from operations                   ($33,457) (155,090)31,964   56,680   72,470  20,413      (292)     -       -
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                            Zero Coupon Fund - 2000   Zero Coupon Fund - 2005    Zero Coupon Fund - 2010
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $27,976  24,296  19,213    22,733   25,018  19,668    25,369 22,065   8,167
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          2,236   2,223   2,212     2,431    2,373   2,270     2,862  2,535   1,411
 Administrative charges                        559     556     553       608      593     568       716    634     353
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               2,795   2,779   2,765     3,039    2,966   2,838     3,578  3,169   1,764
 Investment income (loss), net              25,181  21,517  16,448    19,694   22,052  16,830    21,791 18,896   6,403
Realized  gains  (losses)  and   unrealized   appreciation   (depreciation)   on
 investments:
  Realized capital gain distributions
   on mutual funds                           4,476     550     190     5,259       87       -     3,510    176   2,213
  Realized gains (losses) on sales
   of investments, net                       4,953   5,922   2,734     2,463   11,706   4,146     2,415  1,074   6,865
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                         9,429   6,472   2,924     7,722   11,793   4,146     5,925  1,250   9,078
Net change in unrealized appreciation
 (depreciation) on investments             (11,643) (6,554)(13,736)   13,788    1,480 (21,955)   27,536 35,571   4,806
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                        (2,214)    (82)(10,812)   21,510   13,273 (17,809)   33,461 36,821  13,884
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    $22,967  21,435   5,636    41,204   35,325    (979)   55,252 55,717  20,287
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                                                                                  Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                             1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                                      $ 829,763   619,133    514,679
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                                                         115,794    95,822     77,110
 Administrative charges                                                                      28,950    23,956     19,277
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                              144,744   119,778     96,387
 Investment income (loss), net                                                              685,019   499,355    418,292
Realized   gains  (losses)  and  unrealized   appreciation   (depreciation)   on
investments:
 Realized capital gain distributions on mutual funds                                        873,428   268,254    164,334
  Realized gains (losses) on sales of investments, net                                      144,683   324,660    252,789
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                                               1,018,111   592,914    417,123
 Net change in unrealized appreciation (depreciation) on investments                     (1,240,497)  548,282    354,212
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized appreciation
 (depreciation) on investments, net                                                        (222,386)1,141,196    771,335
Net increase (decrease) in net assets from operations                                     $ 462,633 1,640,551  1,189,627
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended December 31, 1998, 1997 and 1996
                                                                                                     Global Health
                                       Adjustable U.S. Government Fund   Capital Growth Fund       Care Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996        1998    1997    1996     1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $-       -  17,105      (776)    (113)     (2)      (67)     -       -
  Realized gains (losses) on investments, net    -       -   (10,027)     989     (11)        -      2       -       -
  Net change in unrealized appreciation
   (depreciation) on investments                 -       -    (200)   34,912     (548)   (140)    1,694      -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 -       -   6,878    35,125     (672)   (142)    1,629      -       -
 Policy transactions (note 4):
  Purchase payments                              -       -   6,969         -        -       -         -      -       -
  Transfers between funds                        -       - (34,766)  194,912   94,715   4,560     6,656      -       -
  Surrenders and terminations                    -       -  (1,178)        -        -       -         -      -       -
  Rescissions                                    -       -       -         -        -       -         -      -       -
  Policy loan transactions                       -       -      74         -        -       -         -      -       -
  Other transactions (note 2)                    -       -  (2,842)   (3,276)    (429)      -       (20)     -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions              -       - (31,743)  191,636   94,286   4,560     6,636      -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                -       - (24,865)  226,761   93,614   4,418     8,265      -       -
Net assets at beginning of year                  -       -  24,865    98,032    4,418       -         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $-       -       -   324,793   98,032   4,418     8,265      -       -
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                            Global Utilities Securities Fund    Growth and Income Fund           High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                 1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 50,771   53,883    61,689     65,829    43,696     16,297   147,388   138,395    151,749
  Realized gains (losses) on
   investments, net             149,908   150,746   118,555    231,500   134,863    127,607    38,724    48,831     42,764
  Net change in unrealized
   appreciation (depreciation)
   on investments               (40,828)  116,553  ( 93,370)  (118,668)  283,057     37,916  (177,480)    4,999     26,432
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     159,851   321,182    86,874    178,661   461,616    181,820     8,632   192,225    220,945
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments             104,584   116,828   127,511    427,399   387,084    347,781    55,984    50,642     57,851
  Transfers between funds       (38,007)  (67,788) (163,650)   282,965   194,269    289,040   (12,125) (140,178)   344,787
  Surrenders and terminations   (46,228)  (8,311)   (80,389)   (66,385) (271,440)   (28,415)  (21,000)  (67,891)    (3,551)
  Rescissions                         -         -         -          -         -          -         -         -          -
  Policy loan transactions       32,511   (60,609)  (97,734)   (31,446)    3,110      8,174  (168,452)  (33,557)     8,073
  Other transactions (note 2)   (65,057) (60,143)   (65,596)  (202,446) (163,700)  (145,312)  (43,702)  (41,580)   (35,494)
---------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting from
 policy transactions            (12,197)  (80,023) (279,858)   410,087   149,323    471,268  (189,295) (232,564)   371,666
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
  in net assets                 147,654   241,159  (192,984)   588,748   610,939    653,088  (180,663)  (40,339)   592,611
Net assets at beginning
 of year                      1,594,097 1,352,938 1,545,922  2,317,193 1,706,254  1,053,166 1,834,614 1,874,953  1,282,342
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year    $1,741,751 1,594,097 1,352,938  2,905,941 2,317,193  1,706,254 1,653,951 1,834,614  1,874,953
---------------------------------------------------------------------------------------------------------------------------


See   accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                                                   Investment Grade
                                 Income Securities Fund         Intermediate Bond Fund           Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
                                 1998      1997     1996       1998      1997      1996       1998     1997      1996
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net$ 100,580    62,457     27,550         -         -    3,249     52,588    29,826         27,558
  Realized gains (losses)
   on investments, net            29,857    22,389     7,923          -         -    1,981          -         -              -
  Net change in unrealized
   appreciation (depreciation)
   on investments               (115,794)   68,874    37,183          -         -   (3,575)         -         -              -
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations                  14,643   153,720    72,656          -         -    1,655     52,588      29,826       27,558
--------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              219,675   255,347   275,281          -         -   11,940   3,668,991   1,996,782   2,288,562
  Transfers between funds        295,129    46,671   120,002          -         -  (72,421) (2,423,871) (2,136,510) (2,221,762)
  Surrenders and terminations    (50,336)  (11,918)  (20,210)         -         -     (751)    (25,503)    (52,158)    (27,431)
  Rescissions                         -         -        -            -         -        -     (29,369)          -           -
  Policy loan transactions      (12,262)  (25,240)  (4,239)           -         -        -      (9,864)    (25,633)     (5,692)
  Other transactions (note 2)  (101,921)  (96,044) (98,005)           -         -   (5,413)    (39,778)    168,886     (13,338)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions       350,285   168,816  272,829            -         -  (66,645)   1,140,606    (48,633)      20,339
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                    364,928   322,536  345,485            -         -  (64,990)   1,193,194    (18,807)      47,897
Net assets at
  beginning of year           1,192,087   869,551  524,066            -         -   64,990      710,942    729,749      681,852
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year    $1,557,015 1,192,087  869,551            -         -        -    1,904,136    710,942      729,749
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                               Mutual Discovery            Mutual Shares            Natural Resources
                                                Securities Fund           Securities Fund            Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $ 2,748  (1,385)    (27)    4,119   (2,512)    (39)    1,695   1,324      837
  Realized gains (losses) on
    investments, net                        10,893     166         -   20,290   2,034         2 (8,058)  (1,936)  16,425
  Net change in unrealized appreciation
   (depreciation) on investments           (49,861) 26,719     495   (35,219)  51,689   1,634   (35,420) (25,118) (8,994)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    (36,220) 25,500     468   (10,810)  51,211   1,597   (41,783) (25,730)  8,268
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
 Purchase payments                               -       -       -    74,363   16,585       -    13,268  15,837   18,730
 Transfers between funds                   155,186 281,309  50,000   214,033  776,453  84,053    59,479  (5,829) (46,431)
 Surrenders and terminations                     -       -       -    (3,707)       -       -    (5,593)    (52)  (7,791)
 Rescissions                                     -       -       -         -        -       -         -       -        -
 Policy loan transactions                  (56,263)      -       -  (111,671)  (1,956)      -       789     172     (524)
 Other transactions (note 2)                (7,963) (1,893)      -   (41,817)  (9,654)    (44)   (6,590) (6,922)  (9,019)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions         90,960 279,416  50,000   131,201  781,428  84,009    61,353   3,206  (45,035)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           54,740 304,916  50,468   120,391  832,639  85,606    19,570 (22,524) (36,767)
Net assets at beginning of year            355,384  50,468       -   918,245   85,606       -   105,493 128,017  164,784
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $410,124 355,384  50,468 1,038,636  918,245  85,606   125,063 105,493  128,017
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                 Real Estate Securities Fund       Rising Dividends Fund            Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 22,016    8,632      5,589      2,794     1,419       1,941    (3,937)    (1,212)    (131)
  Realized gains (losses) on
   investments, net               31,340   23,316      1,980    119,742    28,302       2,703    47,968      7,269      472
  Net change in
   unrealized appreciation
   (depreciation) on
   investments                  (179,557)  57,737     58,343    (77,635)   93,007      44,265   (48,794)    22,458    3,624
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     (126,201)  89,685     65,912     44,901   122,728      48,909    (4,763)    28,515    3,965
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              115,546   92,480     67,454    161,902   108,408     74,745    113,167     44,998      683
  Transfers between funds         37,909  176,166     86,682    244,722   193,808     86,767    400,975    248,658   51,952
  Surrenders and terminations             (10,028)    (2,795)    (1,098)  (14,872)   (17,668)    (7,693)    (9,697)    (965)
75
  Rescissions                          -        -          -          -         -          -          -          -        -
  Policy loan transactions        (4,950) (15,416)    (1,340)    (4,345)   (5,874)    (1,876)      (575)         -        -
  Other transactions (note 2)             (55,881)   (43,348)   (27,619)  (78,620)   (51,398)   (33,070)   (47,188) (19,801)
(239)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions              82,596  207,087    124,079    308,787   227,276    118,873    456,682    272,890   52,471
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     (43,605) 296,772    189,991    353,688   350,004    167,782    451,919    301,405   56,436
Net assets at beginning
  of year                        646,288  349,516    159,525    654,915   304,911    137,129    357,841     56,436        -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $602,683  646,288    349,516  1,008,603   654,915    304,911    809,760    357,841   56,436
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                Templeton Developing Markets         Templeton Global              Templeton Global
                                         Equity Fund               Asset Allocation Fund              Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 15,461      5,407       (275)    8,896     4,723     (2,353)  27,239     7,170     3,267
  Realized gains (losses) on
   investments, net               38,561     18,074      7,994    24,509    25,465     12,650  156,860    21,035    11,116
  Net change in unrealized
   appreciation (depreciation)
   on investments               (198,108)  (127,265)    56,503   (31,637)   11,716     41,378  (70,051)   80,562    91,158
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations                (144,086)  (103,784)    64,222     1,768    41,904     51,675  114,048   108,767   105,541
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              159,440    191,340    215,896     1,438       430        439  318,275   317,636   335,873
  Transfers between funds          5,954      2,200    267,310     5,929  (108,898)   333,332  262,188   272,672   119,840
  Surrenders and terminations    (19,910)   (24,839)   (10,080)        -      (108)         -  (42,480)  (35,910)  (12,771)
  Rescissions                          -          -          -         -         -          -        -         -         -
  Policy loan transactions       (16,461)   (20,884)    (2,638)  (77,494)        -          -  (11,353)  (19,640)   (8,767)
  Other transactions (note 2)    (56,866)   (77,790)   (73,383)   (4,852)   (5,240)    (1,945)(144,669) (131,055) (113,183)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions         72,157    70,027     397,105   (74,979) (113,816)   331,826  381,961   403,703   320,992
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     (71,929)  (33,757)    461,327   (73,211)  (71,912)   383,501  496,009   512,470   426,533
Net assets at beginning
  of year                        635,389   669,146     207,819   311,809   383,721       220 1,287,362   774,892   348,359
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $563,460   635,389     669,146   238,598   311,809   383,721 1,783,371 1,287,362   774,892
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                      Templeton Global            Templeton International       Templeton International
                                   Income Securities Fund               Equity Fund             Smaller Companies Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 11,417    8,908    6,637      42,395      22,772    11,659      364     (19)        (4)
  Realized gains (losses)
   on investments, net             (315)      668      432     119,833      64,280    27,511      444      (2)       119
  Net change in unrealized
   appreciation (depreciation)
 on investments                    (521)   (6,915)   2,837     (97,026)     25,384   114,314   (4,295) (1,075)         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from
 operations                      10,581     2,661    9,906      65,202     112,436   153,484   (3,487) (1,096)       115
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              43,650    42,795   39,862     343,054     359,829   371,300        -        -          -
  Transfers between funds         8,645    (1,929)   9,506     214,070     170,913   100,214    9,480   13,608       (115)
  Surrenders and terminations    (2,203)   (1,422)  (2,101)    (77,537)    (30,410)  (30,572)       -        -          -
  Rescissions                         -         -        -           -           -         -        -        -          -
  Policy loan transactions       (4,262)   (2,728)    (425)    (14,359)    (37,789)  (10,040)       -        -          -
  Other transactions (note 2)   (18,506)  (17,463) (16,260)   (150,458)   (138,095) (129,653)    (360)     (42)         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from policy transactions        27,324    19,253    30,582     314,770    324,448    301,249    9,120   13,566      (115)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets37,905    21,914    40,488     379,972    436,884    454,733    5,633   12,470         -
Net assets at beginning of year 151,430   129,516    89,028   1,446,893  1,010,009    555,276   12,470        -         -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $189,335   151,430   129,516   1,826,865  1,446,893  1,010,009   18,103   12,470         -
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                Templeton Pacific Growth Fund U.S. Government Securities Fund    Value Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 9,231     8,188      7,302    57,602    45,331     39,013         -        -         -
  Realized gains (losses)
 on investments, net            (35,188)      907     12,300    17,179    27,003     18,468        (3)       -         -
Net change in unrealized
 appreciation (depreciation)
 on investments                  (7,500) (164,185)    12,362   (18,101)      136    (37,068)     (289)       -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from
 operations                     (33,457) (155,090)    31,964    56,680    72,470     20,413      (292)       -         -
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
 Purchase payments               91,236   134,478    181,194    36,225    40,913     26,467         -        -         -
 Transfers between funds        (25,732)  (41,449)    14,234     2,433  (108,226)   261,674     3,405        -         -
 Surrenders and terminations    (15,757)  (10,217)   (20,255)  (28,787)  (20,318)    (7,837)        -        -         -
 Rescissions                          -         -          -         -         -         -          -        -         -
 Policy loan transactions        (2,091)  (13,651)    (2,894)   (7,674)   (7,823)     (424)         -        -         -
 Other transactions (note 2)    (29,702)  (52,839)   (73,664)  (28,339)  (27,460)  (19,100)       (15)       -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions        17,954    16,322     98,615   (26,142) (122,914)  260,780      3,390        -         -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                    (15,503) (138,768)   130,579    30,538   (50,444)  281,193      3,098        -         -
Net assets at beginning
  of year                       289,825   428,593    298,014   877,698   928,142   646,949          -        -         -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $274,322   289,825    428,593   908,236   877,698   928,142      3,098        -         -
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                           Zero Coupon Fund - 2000   Zero Coupon Fund - 2005    Zero Coupon Fund - 2010
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 25,181  21,517     16,448    19,694   22,052   16,830   21,791  18,896    6,403
  Realized gains (losses) on
    investments, net                         9,429   6,472      2,924     7,722   11,793    4,146    5,925   1,250    9,078
  Net change in unrealized appreciation
   (depreciation) on investments           (11,643) (6,554)   (13,736)   13,788    1,480  (21,955)  27,536  35,571    4,806
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                     22,967  21,435      5,636    41,204   35,325     (979)  55,252  55,717   20,287
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments                              -       -          -         -        -        -        -      -        -
  Transfers between funds                        - (17,434)         -         -  (61,213)  57,145        -   3,652  223,644
  Surrenders and terminations               (9,045)      -          -         -        -   (3,894)       -       -        -
  Rescissions                                    -       -          -         -        -        -        -       -        -
  Policy loan transactions                  (7,106)    (73)       (64)        -        -        -   (1,739)   (183)    (176)
  Other transactions (note 2)               (4,490) (4,421)    (4,271)   (4,873)  (4,798)  (4,109)  (6,849) (5,717)  (3,437)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions        (20,641)(21,928)    (4,335)   (4,873) (66,011)  49,142   (8,588) (2,248)  220,031
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            2,326    (493)     1,301    36,331  (30,686)  48,163   46,664  53,469   240,318
Net assets at beginning of year            350,230 350,723    349,422   354,637  385,323  337,160  409,523 356,054   115,736
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $352,556 350,230    350,723   390,968  354,637  385,323  456,187 409,523   356,054
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                                                                                Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                          1998        1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                         $ 685,019    499,355     418,292
  Realized gains (losses) on investments, net                                           1,018,111    592,914     417,123
  Net change in unrealized appreciation (depreciation) on investments                  (1,240,497)   548,282     354,212
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                     462,633  1,640,551   1,189,627
 Policy transactions (note 4):
Purchase payments                                                                       5,948,197  4,172,412   4,448,538
Transfers between funds                                                                   (95,665)  (214,360)    (34,403)
Surrenders and terminations                                                              (449,068)  (556,422)   (265,942)
Rescissions                                                                               (29,369)         -           -
Policy loan transactions                                                                 (509,067)  (267,774)   (120,512)
Other transactions (note 2)                                                            (1,144,238)  (790,946)   (874,996)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from policy transactions                3,720,790  2,342,910   3,152,685
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                       4,183,423  3,983,461   4,342,312
Net assets at beginning of year                                                        16,912,397 12,928,936   8,586,624
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                             $21,095,820 16,912,397  12,928,936
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements
December 31, 1998


1. ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. SIGNIFICANT ACCOUNTING POLICIES


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments
Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3 %.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on May 1, 1998. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1998, the Utility Equity Fund name was changed to Global Utilities Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997. On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund.

Expenses

Asset Based Expenses
A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.


Contract Based Expenses
A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1998, 1997 and 1996 were $939,693, $832,417 and $715,700, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1998, 1997 and 1996 were $40,600, $37,629, and $28,152, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended
December  31,  1998,  1997 and  1996  were  $213,159,  $211,485,  and  $204,321, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1998, 1997 and 1996, respectively. Net transfers to the Fixed Account during the years ended December 31, 1998, 1997 and 1996 were $95,665, $214,360, and $34,403, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 1998, 1997 and 1996, were as follows:

                                                   Global     Global                               Investment             Mutual
                          Adjustable U.S Capital Health Care Utilities Growth and   High   Income    Grade        Money  Discovery
                            Government   Growth  Securities  Securities  Income    Income Securities Intermediate Market Securities
                               Fund       Fund      Fund       Fund       Fund       Fund    Fund    Bond Fund     Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995            2,013       -           -       66,198     38,021     65,333  26,614     4,259     45,768        -
Policy transactions:
 Purchase payments              553       -           -        5,397     12,119      2,801  13,495       778    147,764        -
 Transfers between funds     (2,257)     391          -       (6,933)     9,962     17,863   5,904    (4,635)  (143,612)    4,953
 Surrenders and terminations    (94)      -           -       (3,354)    (1,005)      (177) (1,004)      (49)    (1,836)       -
 Policy loan transactions         6       -           -       (4,007)       311        405    (212)       -        (376)       -
 Other transactions            (221)      -           -       (2,782)    (5,057)    (1,722) (4,812)     (353)      (778)       -
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
 in units resulting from
 policy transactions         (2,013)     391          -      (11,679)    16,330     19,170  13,371    (4,259)     1,162     4,953

Units outstanding at
 December 31, 1996               -       391          -       54,519     54,351     84,503  39,985        -      46,930     4,953

Policy transactions:
 Purchase payments               -        -           -        4,451     10,974      2,141  11,090        -     125,344        -
 Transfers between funds         -     7,029          -       (2,894)     5,516     (5,679)  1,881        -    (120,861)   24,650
 Surrenders and terminations     -        -           -         (304)    (7,932)    (3,022)   (513)       -      (3,267)       -
 Policy loan transactions        -        -           -       (2,428)       (68)    (1,471) (1,113)       -      (1,621)       -
 Other transactions              -      (34)          -       (2,288)    (4,624)    (1,789) (4,161)       -      (2,758)     (164)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
 in units resulting from
 policy transactions             -    6,995           -       (3,463)     3,866     (9,820)  7,184        -      (3,163)   24,486
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1997               -    7,386           -       51,056     58,217     74,683  47,169        -      43,767    29,439
---------------------------------------------------------------------------------------------------------------------------

Policy transactions:
 Purchase payments               -       -            -        3,254     10,356      2,263   8,710        -     216,819        -
 Transfers between funds         -   13,340          778      (1,327)     6,612       (511) 11,713        -    (142,026)   11,424
 Surrenders and terminations     -       -            -       (1,451)    (1,628)      (852) (1,996)       -      (1,535)       -
 Rescissions                     -       -            -           -          -          -       -         -      (1,784)       -
 Policy loan transactions        -       -            -        1,042       (754)    (6,603)   (481)       -        (599)   (4,187)
 Other transactions              -     (230)         (2)      (2,025)    (4,902)    (1,762) (4,044)       -      (2,394)     (647)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
 in units resulting from
 policy transactions             -   13,110          776        (507)     9,684     (7,465) 13,902        -      68,481     6,590
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1998               -   20,496          776      50,549     67,901     67,218  61,071        -     112,248    36,029
---------------------------------------------------------------------------------------------------------------------------




4. POLICY TRANSACTIONS - UNIT ACTIVITY (CONT.)
                                                                                                         Templeton
                        Mutual    Natural                               Templeton    Templeton  Templeton  Global    Templeton
                        Shares   Resources Real Estate  Rising   Small  Developing  Global Asset Global    Income   International
                     Securities Securities Securities  Dividends Cap  Markets Equity Allocation  Growth   Securities  Equity
                         Fund      Fund      Fund       Fund     Fund     Fund        Fund        Fund      Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995          -     10,831     7,628     10,700       -    22,210          21      31,471     5,801     40,830
Policy transactions:
 Purchase payments          -      1,115     2,975      5,400       54   20,769          39      28,048     2,551     24,859
 Transfers between
  funds                  8,284    (2,791)    3,397      6,298    4,297   24,526      30,441       9,880       609      6,586
 Surrenders and
  terminations              -       (438)      (51)      (581)       6     (952)         -       (1,089)     (138)    (2,070)
 Policy loan transactions   -        (29)      (62)      (134)      -      (251)         -         (718)      (26)      (665)
  Other transactions       (4)      (536)   (1,209)    (2,379)     (19)  (7,042)      (169)      (9,435)   (1,041)    (8,691)
---------------------------------------------------------------------------------------------------------------------------

Net increase
 (decrease) in units
resulting from policy
transactions             8,280    (2,679)    5,050      8,604    4,338   37,050     30,311       26,686     1,955     20,019
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1996       8,280     8,152    12,678     19,304    4,338   59,260     30,332       58,157     7,756     60,849
---------------------------------------------------------------------------------------------------------------------------

Policy transactions:
 Purchase payments       1,460     1,090     3,106      5,847    3,088   15,655         31       21,703     2,567     19,816
 Transfers between
  funds                 67,284      (400)    5,867     10,275   17,595   (2,887)    (7,728)      18,498      (108)     9,327
 Surrenders and
  terminations              -         (6)      (93)      (909)     (74)  (1,900)        (9)      (2,308)      (85)    (1,686)
 Policy loan transactions  (184)      (7)     (534)      (334)       -   (1,728)         -       (1,348)     (164)    (2,099)
 Other transactions        (841)    (475)   (1,455)    (2,780)  (1,348)  (6,291)      (396)      (8,935)   (1,050)    (7,573)
---------------------------------------------------------------------------------------------------------------------------

Net increase
(decrease) in units
resulting from
policy transactions      67,719      202     6,891     12,099   19,261    2,849     (8,102)      27,610     1,160     17,785
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1997       75,999    8,354    19,569     31,403   23,599   62,109     22,230       85,767     8,916     78,634
---------------------------------------------------------------------------------------------------------------------------

Policy transactions:
 Purchase payments        6,140    1,227     3,889      7,667    7,774   18,632        102       20,228     2,504     17,692
 Transfers between
  funds                  16,707    4,888     1,042     11,079   26,906      714        445       16,458       502     10,775
 Surrenders and
  terminations             (307)    (544)     (354)      (668)    (631)  (2,188)         -       (2,700)     (129)    (3,966)
 Rescissions                -        -         -          -        -        -           -           -         -          -
 Policy loan transactions (8,559)     57      (163)      (199)     (47)  (1,902)     (5,298)       (677)     (244)      (733)
 Other transactions       (3,446)   (609)   (1,880)    (3,711)  (3,266)  (6,572)       (335)     (9,229)   (1,062)    (7,641)
---------------------------------------------------------------------------------------------------------------------------

Net increase
(decrease) in units
resulting from
policy transactions       10,535   5,019     2,534     14,168   30,736    8,684      (5,086)     24,080     1,571     16,127
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1998        86,534  13,373    22,103     45,571   54,335   70,793      17,144     109,847    10,487     94,761
---------------------------------------------------------------------------------------------------------------------------


4. POLICY TRANSACTIONS - UNIT ACTIVITY (CONT.)

                                             Templeton
                                           International  Templeton   U.S.                 Zero     Zero     Zero
                                              Smaller      Pacific  Government   Value    Coupon   Coupon   Coupon    Total
                                             Companies     Growth   Securities Securities  Fund -   Fund -   Fund -    All
                                                Fund        Fund      Fund       Fund      2000     2005     2010     Funds
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995            -       21,322    32,402         -     14,874   12,382    3,735  462,413
Policy transactions:
 Purchase payments                                -       12,100     1,329         -         -     2,260       -   282,146
 Transfers between funds                          -          802    12,856         -          1     (149)   8,290   (2,628)
 Surrenders and terminations                      -       (1,318)     (400)        -         -        -        -   (14,699)
 Policy loan transactions                         -         (189)      (22)        -        (3)       -       (7)   (5,979)
 Other transactions                               -       (4,907)     (961)        -      (185)    (162)    (122)  (52,587)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
 resulting from policy transactions               -        6,488    12,802         -      (187)   1,949    8,161   206,253
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996            -       27,810    45,204         -    14,687   14,331   11,896   668,666

Policy transactions:
 Purchase payments                                -        9,779     1,925         -         -       -        -    240,067
 Transfers between funds                       1,143      (2,629)   (5,101)        -      (707) (2,226)      119    17,964
 Surrenders and terminations                      -         (759)     (952)        -         -       -        -    (23,819)
 Policy loan transactions                         -         (884)     (382)        -        (3)      -       (6)   (14,374)
 Other transactions                              (4)      (3,737)   (1,294)        -      (181)   (173)    (183)   (52,534)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
 resulting from policy transactions            1,139       1,770    (5,804)        -      (891)  (2,399)    (70)   167,304
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997         1,139      29,580    39,400         -    13,796   11,932  11,826    835,970

Policy transactions:
 Purchase payments                                -       11,546     1,572         -        -        -        -    340,375
 Transfers between funds                         795      (2,703)       45        401       -        -        -    (11,943)
 Surrenders and terminations                      -       (2,018)   (1,237)        -     (346)       -        -    (22,550)
 Rescissions                                      -           -         -          -        -        -        -     (1,784)
 Policy loan transactions                         -         (247)     (332)        -     (263)       -      (45)   (30,234)
 Other transactions                             (35)      (3,684)   (1,215)       (2)    (171)    (154)    (184)   (59,202)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
 resulting from policy transactions              760       2,894    (1,167)       399    (780)    (154)    (229)   214,662

Units outstanding at December 31, 1998         1,899      32,474    38,233        399  13,016   11,778   11,597  1,050,632
---------------------------------------------------------------------------------------------------------------------------




5. UNIT VALUES

A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1998 follows.

                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Adjustable U.S. Government Fund
December 31,
 19961                                                                     18,047      $12,873     $232,322       1.34%
 1995                                                                       2,013       12.352       24,865       1.34
 1994                                                                         654       11.374        7,427       1.32
 1993                                                                         403       11.481        4,622       1.33


Capital Growth Fund
December 31,
 1998                                                                      20,496       15.847      324,793       1.52
 1997                                                                       7,386       13.273       98,032       1.52
 19962                                                                        391       11.303        4,418       1.52


Global Health Care Securities Fund
December 31,
 19983                                                                        776       10.656        8,265       1.59


Global Utilities Securities Fund
December 31,
 1998                                                                      50,549       34.456    1,741,751       1.25
 1997                                                                      51,056       31.223    1,594,097       1.25
 1996                                                                      54,519       24.816    1,352,938       1.25
 1995                                                                      66,198       23.353    1,545,922       1.25
 1994                                                                      59,969       17.912    1,074,173       1.27


Growth and Income Fund
December 31,
 1998                                                                      67,901       42.797    2,905,941       1.24
 1997                                                                      58,217       39.803    2,317,193       1.24
 1996                                                                      54,351       31.393    1,706,254       1.25
 1995                                                                      38,021       27.700    1,053,166       1.27
 1994                                                                      29,795       21.010      625,982       1.29


High Income Fund
December 31,
 1998                                                                      67,218       24.606    1,653,951       1.28
 1997                                                                      74,683       24.565    1,834,614       1.28
 1996                                                                      84,503       22.188    1,874,953       1.29
 1995                                                                      65,333       19.628    1,282,342       1.31
 1994                                                                      63,380       16.512    1,046,519       1.35


5. UNIT VALUES (CONT.)

                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Income Securities Fund
December 31,
 1998                                                                      61,071      $25.496   $1,557,015       1.24%
 1997                                                                      47,169       25.273    1,192,087       1.25
 1996                                                                      39,985       21.747      869,551       1.25
 1995                                                                      26,614       19.691      524,066       1.26
 1994                                                                      10,514       16.208      170,404       1.29


Investment Grade Intermediate Bond Fund
December 31,
 19961                                                                      4,699       15.617       73,376       1.35
 1995                                                                       4,259       15.260       64,990       1.36
 1994                                                                       6,002       13.978       83,891       1.38
 1993                                                                         582       14.017        8,158       1.41

Money Market Fund
December 31,
 1998                                                                     112,248       16.964    1,904,136       1.20
 1997                                                                      43,767       16.244      710,942       1.20
 1996                                                                      46,930       15.550      729,749       1.18
 1995                                                                      45,768       14.898      681,852       1.15
 1994                                                                      37,381       14.194      530,565       1.21


Mutual Discovery Securities Fund
December 31,
 1998                                                                      36,029       11.383      410,124       1.75
 1997                                                                      29,439       12.072      355,384       1.81
 19964                                                                      4,953       10.190       50,468       2.12


Mutual Shares Securities Fund
December 31,
 1998                                                                      86,534       12.002    1,038,636       1.52
 1997                                                                      75,999       12.082      918,245       1.55
 19964                                                                      8,280       10.339       85,606       1.75


Natural Resources Securities Fund
December 31,
 1998                                                                      13,373        9.353      125,063       1.39
 1997                                                                       8,354       12.629      105,493       1.44
 1996                                                                       8,152       15.704      128,017       1.40
 1995                                                                      10,831       15.214      164,784       1.41
 1994                                                                      13,441       14.977      201,295       1.43



5. UNIT VALUES (CONT.)
                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund
December 31,
 1998                                                                      22,103      $27.267     $602,683       1.29%
 1997                                                                      19,569       33.025      646,288       1.29
 1996                                                                      12,678       27.568      349,516       1.32
 1995                                                                       7,628       20.913      159,525       1.34
 1994                                                                       4,368       17.928       78,309       1.37


Rising Dividends Fund
December 31,
 1998                                                                      45,571       22.132    1,008,603       1.47
 1997                                                                      31,403       20.855      654,915       1.49
 1996                                                                      19,304       15.795      304,911       1.51
 1995                                                                      10,700       12.816      137,129       1.53
 1994                                                                       4,474        9.952       44,527       1.55


Small Cap Fund
December 31,
 1998                                                                      54,335       14.903      809,760       1.52
 1997                                                                      23,599       15.164      357,841       1.52
 1996                                                                       4,338       13.011       56,436       1.52
 19955                                                                          -       10.157            -       1.65

Templeton Developing Markets Equity Fund
December 31,
 1998                                                                      70,793        7.959      563,460       2.16
 1997                                                                      62,109       10.230      635,389       2.17
 1996                                                                      59,260       11.292      669,146       2.24
 1995                                                                      22,210        9.357      207,819       2.16
 19946                                                                      6,099        9.173       55,951       2.28


Templeton Global Asset Allocation Fund
December 31,
 1998                                                                      17,144       13.917      238,598       1.59
 1997                                                                      22,230       14.027      311,809       1.69
 1996                                                                      30,332       12.651      383,721       1.61
 19957                                                                         21       10.637          220       1.65


Templeton Global Growth Fund
December 31,
 1998                                                                     109,847       16.235    1,783,371       1.63
 1997                                                                      85,767       15.010    1,287,362       1.63
 1996                                                                      58,157       13.324      774,892       1.68
 1995                                                                      31,471       11.069      348,359       1.72
 19946                                                                      6,748        9.894       66,760       1.89


5. UNIT VALUES (CONT.)

                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                             Units                             Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund
December 31,
 1998                                                                      10,487      $18.052     $189,335       1.38%
 1997                                                                       8,916       16.985      151,430       1.37
 1996                                                                       7,756       16.700      129,516       1.36
 1995                                                                       5,801       15.347       89,028       1.39
 1994                                                                       3,175       13.483       42,818       1.46


Templeton International Equity Fund
December 31,
 1998                                                                      94,761       19.278    1,826,865       1.63
 1997                                                                      78,634       18.400    1,446,893       1.64
 1996                                                                      60,849       16.598    1,010,009       1.64
 1995                                                                      40,830       13.600      555,276       1.67
 1994                                                                      11,403       12.390      141,293       1.74


Templeton International Smaller Companies Fund
December 31,
 1998                                                                       1,899        9.528       18,103       1.85
 1997                                                                       1,139       10.943       12,470       1.81
 19962                                                                          -       11.194            -       1.53


Templeton Pacific Growth Fund
December 31,
 1998                                                                      32,474        8.447      274,322       1.85
 1997                                                                      29,580        9.798      289,825       1.78
 1996                                                                      27,810       15.412      428,593       1.74
 1995                                                                      21,322       13.977      298,014       1.76
 1994                                                                      12,635       13.042      164,784       1.82


U.S. Government Securities Fund
December 31,
 1998                                                                      38,233       23.755      908,236       1.25
 1997                                                                      39,400       22.276      877,698       1.25
 1996                                                                      45,204       20.532      928,142       1.26
 1995                                                                      32,402       19.966      646,949       1.27
 1994                                                                      31,714       16.840      534,051       1.28


Value Securities Fund
December 31,
 19983                                                                        399        7.751        3,098       1.87



5. UNIT VALUES (CONT.)
                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Zero Coupon Fund - 2000
December 31,
 1998                                                                      13,016      $27.086     $352,556       1.15%
 1997                                                                      13,796       25.386      350,230       1.15
 1996                                                                      14,687       23.880      350,723       1.15
 1995                                                                      14,874       23.491      349,422       1.15
 1994                                                                      14,594       19.614      286,240       1.15


Zero Coupon Fund - 2005
December 31,
 1998                                                                      11,778       33.196      390,968       1.15
 1997                                                                      11,932       29.722      354,637       1.15
 1996                                                                      14,331       26.888      385,323       1.15
 1995                                                                      12,382       27.229      337,160       1.15
 1994                                                                      12,559       20.821      261,513       1.15


Zero Coupon Fund - 2010
December 31,
 1998                                                                      11,597       39.336      456,187       1.15
 1997                                                                      11,826       34.629      409,523       1.15
 1996                                                                      11,896       29.931      356,054       1.15
 1995                                                                       3,735       30.991      115,736       1.15
 1994                                                                       3,804       21.866       83,178       1.15

*For the year ended December 31, including the effect of the expenses of the underlying funds.
 Annualized.
1Period  from January 1, 1996 to October 25, 1996 (fund  closure).  2Period from
May 1, 1996 (fund  commencement) to December 31, 1996.  3Period from May 1, 1998
(fund  commencement)  to December 31, 1998.  4Period from November 8, 1996 (fund commencement)  to  December  31,  1996.  5Period  from  November  1, 1995  (fund
commencement)   to  December  31,   1995.   6Period  from  July  1,  1994  (fund
commencement) to December 31, 1994. 7Period from May 1, 1995 (fund commencement)
to December 31, 1995.




                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                          December 31, 1998 and 1997

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Independent Auditors' Report


The Board of Directors
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP



Minneapolis, Minnesota
February 5, 1999


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements

Consolidated Balance Sheets
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at fair value                                                                $ 2,538,291   2,705,210
 Equity securities, at fair value                                                                   512,404     442,607
 Mortgage loans on real estate                                                                      457,128     318,683
 Certificates of deposit and short-term securities                                                  166,366     117,124
 Policy loans                                                                                         7,118       5,695
 Other invested assets                                                                               95,746      51,863
 Investment in LifeUSA Holdings Inc.                                                                 80,928           0
---------------------------------------------------------------------------------------------------------------------------
Total investments                                                                                 3,857,981   3,641,182
Cash                                                                                                 67,195      26,871
Accrued investment income                                                                            36,649      38,345
Receivables (net of allowance for uncollectible accounts of $3,254 in 1998 and $3,122 in 1997)      323,971     262,676
Reinsurance receivable:
 Funds held on deposit                                                                            1,170,170   1,145,210
 Recoverable on future policy benefit reserves                                                    1,191,098   1,120,663
 Recoverable on unpaid claims                                                                       293,179     219,443
 Receivable on paid claims                                                                           24,986      31,158
Deferred acquisition costs                                                                          930,059     927,080
Other assets                                                                                         35,755      34,475
Federal income tax recoverable                                                                        4,060      20,761
---------------------------------------------------------------------------------------------------------------------------
Assets, exclusive of separate account assets                                                      7,935,103   7,467,864
Separate account assets                                                                           9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                    $17,850,253  18,224,793

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Balance Sheets (cont.)
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Future benefit reserves:
Life                                                                                            $ 1,445,844   1,297,269
Annuity                                                                                           3,588,491   3,251,829
 Policy and contract claims                                                                         770,846     607,011
 Unearned premiums                                                                                   53,778      50,168
 Reinsurance payable                                                                                129,397     111,684
 Deferred income on reinsurance                                                                     106,065     115,688
 Deferred income taxes                                                                              257,903     228,861
 Accrued expenses                                                                                    91,631      93,341
 Commissions due and accrued                                                                         41,000      39,517
 Other policyholder funds                                                                            20,586      30,208
 Other liabilities                                                                                   89,038     424,696
---------------------------------------------------------------------------------------------------------------------------
Liabilities, exclusive of separate account liabilities                                            6,594,579   6,250,272
 Separate account liabilities                                                                     9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                16,509,729  17,007,201
Stockholder's equity:
 Common stock, $1 par value, 20 million shares authorized, issued and outstanding                    20,000      20,000
 Preferred stock, $1 par value, cumulative, 200 million shares authorized,
 No shares outstanding in 1998, 25 million shares outstanding in 1997                                     0      25,000
 Additional paid-in capital                                                                         407,088     407,088
 Retained earnings                                                                                  673,857     574,447
 Accumulated other comprehensive income                                                             239,579     191,057
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                        1,340,524   1,217,592
Commitments and contingencies (notes 6, 12 and 13)
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                      $17,850,253  18,224,793
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Income
Years ended December 31, 1998,  1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                             $ 416,199      339,841    284,084
 Other life policy considerations                                                       52,668       83,816     85,747
 Annuity considerations                                                                222,632      219,262    170,656
 Accident and health premiums                                                          773,570      747,718    603,230
---------------------------------------------------------------------------------------------------------------------------
Total premiums and considerations                                                    1,465,069    1,390,637  1,143,717
 Premiums and annuity considerations ceded                                             411,316      438,018    277,163
---------------------------------------------------------------------------------------------------------------------------
Net premiums and considerations                                                      1,053,753      952,619    866,554
 Investment income, net                                                                217,066      162,350    222,622
 Realized investment gains                                                              89,226       61,488     28,561
 Equity in earnings of LifeUSA Holdings Inc.                                             2,207            0          0
 Other                                                                                  75,967       53,760      6,193
---------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                        1,438,219    1,230,217  1,123,930
Benefits and expenses:
 Life insurance benefits                                                               461,891      336,090    281,441
 Annuity benefits                                                                      251,463      206,189    153,238
 Accident and health insurance benefits                                                623,640      566,746    434,793
---------------------------------------------------------------------------------------------------------------------------
Total benefits                                                                       1,336,994    1,109,025    869,472
 Benefit recoveries                                                                    501,719      426,607    249,552
---------------------------------------------------------------------------------------------------------------------------
Net benefits                                                                           835,275      682,418    619,920
 Commissions and other agent compensation                                              322,697      310,665    267,714
 General and administrative expenses                                                   116,007      106,744     99,018
 Taxes, licenses and fees                                                               15,848       20,605     19,959
 Increase in deferred acquisition costs, net                                            (2,979)     (63,742)   (36,344)
---------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          1,286,848    1,056,690    970,267
Income from operations before income taxes                                             151,371      173,527    153,663
Income tax expense:
 Current                                                                                48,410       31,571     21,936
 Deferred                                                                                2,822       28,283     30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense                                                                51,232       59,854     52,495
Net income                                                                           $ 100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Comprehensive  Income
Years ended December 31, 1998, 1997 and 1996
(in thousands)
                                                                                        1998          1997       1996
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $100,139      113,673    101,168
Other comprehensive income (loss):
 Foreign currency translation adjustments, net of tax benefit of $949, $525, and $10 in
  1998, 1997, and 1996 respectively                                                     (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
 Unrealized gains (losses) on fixed maturities and equity securities:
Unrealized holding gains (losses) arising during the period net of tax expense (benefit)
 of $57,703, $71,594 and $(10,289) in 1998, 1997, and 1996 respectively                107,162      132,961    (19,107)
Reclassification adjustment for gains included in net income, net of tax expense of
 $30,627, $21,588, and $9,401 in 1998, 1997, and 1996 respectively                     (56,879)     (40,093)   (17,460)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized holding gains (losses)                                                 50,283       92,868    (36,567)
Total other comprehensive income (loss)                                                 48,522       91,893    (36,585)
Total comprehensive income                                                            $148,661      205,566     64,583

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Stockholder's  Equity
Years ended December 31, 1998,
1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                 $ 20,000       20,000     20,000
---------------------------------------------------------------------------------------------------------------------------
Preferred stock:
 Balance at beginning of year                                                           25,000       25,000     25,000
 Redemption of stock during the year                                                   (25,000)           0          0
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                      0       25,000     25,000
Additional paid-in capital:
 Balance at beginning and end of year                                                  407,088      407,088    407,088
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                          574,447      462,925    363,357
 Net income                                                                            100,139      113,673    101,168
 Cash dividend to stockholder                                                             (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                673,857      574,447    462,925
Accumulated other comprehensive income:
 Accumulated unrealized holding gain:
Balance at beginning of year                                                           195,505      102,637    139,204
Net unrealized gain (loss) on investments during the year, net of deferred federal income taxes                 50,283
92,868                                                                   (36,567)
---------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                                               245,788      195,505    102,637
 Accumulated unrealized foreign currency (loss):
Balance at beginning of year                                                            (4,448)      (3,473)    (3,455)
Net unrealized (loss) on foreign currency translation during the year,
 net of deferred federal income taxes                                                   (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
Balance at end of year                                                                  (6,209)      (4,448)    (3,473)
Total accumulated comprehensive income                                                 239,579      191,057     99,164
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                          $1,340,524    1,217,592  1,014,177
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                           $100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Realized investment gains                                                              (89,226)     (61,488)   (28,561)
Deferred federal income tax expense                                                      2,822       28,283     30,559
Charges to policy account balances                                                    (104,681)    (148,159)   (87,865)
Interest credited to policy account balances                                           262,956      251,182    202,243
Change in:
 Accrued investment income                                                               1,696       (2,215)       728
 Receivables                                                                           (61,295)    (107,398)   (30,578)
 Reinsurance receivables                                                              (162,959)  (1,205,410)   (76,003)
 Deferred acquisition costs                                                             (2,979)     (63,742)   (36,344)
 Future benefit reserves                                                                25,183      138,370     71,193
 Policy and contract claims and other policyholder funds                               154,213       92,230     37,055
 Unearned premiums                                                                       3,610       17,992     (2,005)
 Reinsurance payable                                                                    17,713       68,725     24,019
 Current tax recoverable                                                                16,701       (8,306)    (8,508)
 Accrued expenses and other liabilities                                                 14,797       12,113     15,506
 Commissions due and accrued                                                             1,483        2,414     14,124
Depreciation and amortization                                                          (12,711)     (13,312)   (25,874)
Equity in earnings of LifeUSA Holdings Inc.                                             (2,207)           0          0
Other, net                                                                                  94           18     (1,568)
---------------------------------------------------------------------------------------------------------------------------
Total adjustments                                                                       65,210     (998,703)    98,121
Net cash provided by (used in) operating activities                                    165,349     (885,030)   199,289
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows (cont.)
Years ended December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities                                  165,349     (885,030)   199,289
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities                                                      $(1,256,653)  (1,748,950)(1,324,676)
 Purchase of equity securities                                                      (1,518,096)  (1,699,847)  (137,304)
 Purchase of stock in LifeUSA Holdings, Inc.                                           (79,091)           0          0
 Funding of mortgage loans                                                            (168,870)    (103,626)   (70,265)
 Sale of fixed maturities                                                            1,460,969    1,921,534  1,043,748
 Matured fixed maturities                                                               28,152        1,150      2,711
 Sale of equity securities                                                           1,560,695    1,691,789    122,788
 Repayment of mortgage loans                                                            29,105       29,520     23,317
 Net change in certificates of deposit and short-term securities                       (49,242)      87,848   (173,471)
 Other                                                                                 (46,256)      82,797    (20,566)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by investing activities                                   (39,287)     262,215   (533,718)
Cash flows provided by (used in) financing activities:
 Policyholders' deposits to account balances                                         $ 864,446      748,430    591,926
 Policyholders' withdrawals from account balances                                     (562,667)    (524,579)  (384,550)
 Change in assets held under reinsurance agreements                                      7,876      150,526          0
 Funds borrowed (repaid) on dollar reverse repurchase agreements, net                 (369,664)     239,468    130,196
 Redemption of preferred stock                                                         (25,000)           0          0
 Cash dividends paid                                                                      (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by financing activities                                   (85,738)     611,694    335,972
Net change in cash                                                                      40,324      (11,121)     1,543
Cash at beginning of year                                                               26,871       37,992     36,449
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                   $ 67,195       26,871     37,992
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1998 net revenues and considerations, 36%, 16% and 48% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with LifeUSA Holding Inc. (LifeUSA), a publicly traded insurance company in which it holds a 21.4% ownership interest at December 31, 1998.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)
Deferred Acquisition Costs (cont.)

policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1998, 1997 and 1996 were $202,644, $219,266, and $137,618, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 7.5% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company accounts for its investment in LifeUSA under the equity method of accounting and carries its investment at cost, adjusted for its share of LifeUSA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity is amortized into net income over ten years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1998 and 1997, investments with a carrying value of $116,197 and $103,590, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Investments (cont.)

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1998, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.

In 1998, the Company adopted SFAS No. 130, Reporting Comprehensive Income. A Consolidated Statement of ComprehensiveIncome is now included in these financial statements.

Accounting Pronouncements to be Adopted

In December 1997, the AICPA issued Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The SOP provides guidance for determining when to recognize a liability for guaranty fund assessments, how to measure the liability and for determining when an asset may be recognized for premium tax offset recoveries. The SOP is effective for years beginning after December 15, 1998. The Company will adopt SOP 97-3 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In February 1998, the AICPA issued SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. The SOP provides guidance for determining whether computer software is in fact internal-use software and offers guidelines on accounting for the proceeds of computer software originally developed or obtained for internal use and subsequently marketed and sold to the public. The

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Accounting Pronouncements to be Adopted (cont.)

SOP applies to all non-government entities and is effective for years beginning after December 15, 1998. The Company will adopt SOP 98-1 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. The statement is effective for fiscal years beginning after June 15, 1999. The Company will adopt SFAS No. 133 on January 1, 2000. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.




(2) Investments

Investments at December 31, 1998 consist of:
                                                                                                               Amount
                                                                                                              shown on
                                                                                     Amortized   Estimated  consolidated
                                                                                       cost        fair        balance
                                                                                      or cost      value        sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. government                                                                    $ 274,813      311,296     311,296
 States and political subdivisions                                                     94,640      101,121     101,121
 Foreign government                                                                    34,652       36,731      36,731
 Public utilities                                                                      66,236       71,982      71,982
 Corporate securities                                                               1,441,359    1,498,702   1,498,702
 Mortgage backed securities                                                           401,505      428,304     428,304
 Collateralized mortgage obligations                                                   80,599       90,155      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                             $2,393,804    2,538,291   2,538,291
Equity securities:
 Common stocks:
Banks, trusts and insurance companies                                                  18,824       31,194      31,194
Industrial and miscellaneous                                                          252,122      469,566     469,566
 Nonredeemable preferred stocks                                                         7,807       11,644      11,644
---------------------------------------------------------------------------------------------------------------------------
Total equity securities                                                             $ 278,753      512,404     512,404
Other investments:
 Mortgage loans on real estate                                                        457,128    XXXXXXXXX     457,128
 Certificates of deposit and short-term securities                                    166,366    XXXXXXXXX     166,366
 Policy loans                                                                           7,118    XXXXXXXXX       7,118
 Other invested assets                                                                 95,746    XXXXXXXXX      95,746
 Investment in LifeUSA Holdings Inc.                                                   80,928    XXXXXXXXX      80,928
---------------------------------------------------------------------------------------------------------------------------
Total other investments                                                             $ 807,286    XXXXXXXXX     807,286
Total investments                                                                  $3,479,843    XXXXXXXXX   3,857,981


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)
At December 31, 1998 and 1997, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:
                                                                         Amortized     Gross       Gross      Estimated
                                                                           cost     unrealized  unrealized      fair
                                                                          or cost      gains      losses        value
---------------------------------------------------------------------------------------------------------------------------

1998:
 U.S. government                                                        $ 274,813      36,717          234     311,296
 States and political subdivisions                                         94,640       6,481            0     101,121
 Foreign government                                                        34,652       2,079            0      36,731
 Public utilities                                                          66,236       5,948          202      71,982
 Corporate securities                                                   1,441,359      67,234        9,891   1,498,702
 Mortgage backed securities                                               401,505      26,799            0     428,304
 Collateralized mortgage obligations                                       80,599      10,141          585      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,393,804     155,399       10,912   2,538,291
 Equity securities                                                        278,753     245,913       12,262     512,404
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,672,557     401,312       23,174   3,050,695
1997:
 U.S. government                                                          499,652      29,191          186     528,657
 States and political subdivisions                                         82,287       3,561           19      85,829
 Foreign government                                                        35,858       1,876            0      37,734
 Public utilities                                                          44,151       4,086            0      48,237
 Corporate securities                                                   1,206,392      60,016       15,876   1,250,532
 Mortgage backed securities                                               628,307      35,584            0     663,891
 Collateralized mortgage obligations                                       86,246       4,086            2      90,330
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,582,893     138,400       16,083   2,705,210
 Equity securities                                                        264,144     205,632       27,169     442,607
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,847,037     344,032       43,252   3,147,817
---------------------------------------------------------------------------------------------------------------------------


The changes in unrealized gains on fixed maturity securities were $22,170, $58,422, and $(97,973) in each of the years ended December 31, 1998, 1997 and 1996, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $55,188, $84,718, and $40,895 for the years ended December 31, 1998, 1997 and 1996, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                           $ 19,578      19,831
Due after one year through five years                                                              542,463     558,635
Due after five years through ten years                                                             700,012     741,834
Due after ten years                                                                                649,647     699,532
Mortgage backed securities and collateralized mortgage obligations                                 482,104     518,459
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                                          $2,393,804   2,538,291

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)

Gross gains of  $105,723,  $70,335,  and  $43,696  and gross  losses of $18,217,
$8,654, and $16,834 were realized on sales of securities in 1998, 1997 and 1996, respectively.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                                           $30,299       40,268       8,897
Equity securities                                                                      57,207       21,413      17,964
Mortgage loans                                                                         (1,320)        (982)     (1,129)
Real estate                                                                             3,133          635       3,104
Other                                                                                     (93)         154        (275)
---------------------------------------------------------------------------------------------------------------------------
Net gains before taxes                                                                 89,226       61,488      28,561
Tax expense on net realized gains                                                      31,229       21,521       9,996
---------------------------------------------------------------------------------------------------------------------------
Net gains after taxes                                                                 $57,997       39,967      18,565
---------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998 and all of 1997, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sold certain securities for delivery in the current month and simultaneously contracted with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities sold. As of December 31, 1998 there were no outstanding amounts under the Company's dollar roll program. As of December 31, 1997, mortgage backed securities underlying such agreements were carried at a market value of $350,985 and other liabilities were $369,664 for funds received under these agreements. Average balances outstanding for the first two months of 1998 and all of 1997, respectively were $120,525 and $183,530 and weighted average interest rates were 6.5% and 7.2%. The maximum balance outstanding during 1998 and 1997 was $120,525 and $369,664, respectively.

The valuation allowances on mortgage loans at December 31, 1998, 1997 and 1996 and the changes in the allowance for the years then ended are summarized as follows:

                                                                                      1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                                      $8,279        7,279      10,487
 Charged to operations                                                                  1,320        1,000           0
 Recoveries                                                                                 0            0      (3,208)
---------------------------------------------------------------------------------------------------------------------------
End of Year                                                                            $9,599        8,279       7,279
---------------------------------------------------------------------------------------------------------------------------

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities                                                                    $155,397      211,335     178,664
 Mortgage loans                                                                        34,449       25,232      19,267
 Policy loans                                                                             497        6,526       7,013
 Short-term investments                                                                15,022       12,804      10,688
Dividends:
 Preferred stock                                                                          668          748         818
 Common stock                                                                           5,190        4,603       4,527
Interest on assets held by reinsurers                                                   8,272        8,858       9,709
Other invested assets                                                                   8,637        9,438       5,344
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                               228,132      279,544     236,030
Investment expenses related to coinsurance agreement (note 6)                           2,689       98,417           0
Investment expenses                                                                     8,377       18,777      13,408
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $217,066      162,350     222,622
---------------------------------------------------------------------------------------------------------------------------



ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(3) Summary Table of Fair Value Disclosures

                                                                                1998                         1997
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                       $ 311,296    311,296         528,657   528,657
  States and political subdivisions                                       101,121    101,121          85,829    85,829
  Foreign governments                                                      36,731     36,731          37,734    37,734
  Public utilities                                                         71,982     71,982          48,237    48,237
  Corporate securities                                                  1,546,342  1,546,342       1,250,532 1,250,532
  Mortgage backed securities                                              380,664    380,664         663,891   663,891
  Collateralized mortgage obligations                                      90,155     90,155          90,330    90,330
 Equity securities                                                        512,404    512,404         442,607   442,607
 Mortgage loans                                                           457,128    495,202         318,683   333,540
 Short term investments                                                   166,366    166,366         117,124   117,124
 Policy loans                                                               7,118      7,118           5,695     5,695
 Other long term investments                                               95,746     95,746          51,863    51,863
 Investment in LifeUSA Holdings Inc.                                       80,928     68,290               0         0
 Receivables                                                              323,971    323,971         262,676   262,676
 Separate accounts assets                                               9,915,150  9,915,150      10,756,92910,756,929
Financial liabilities
 Investment contracts                                                   3,645,657  3,035,787       3,536,690 2,945,366
 Separate account liabilities                                           9,915,150  9,765,791      10,756,92910,565,205
 Dollar reverse repurchase agreements                                           0          0         369,664   369,664

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) Receivables

Receivables at December 31 consist of the following:
                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                      $270,657     207,293
Agents balances                                                                                     10,088       3,186
Related party receivables                                                                            3,852       1,445
Reinsurance commission receivable                                                                    8,022      23,921
Scholarship enrollment fees                                                                         12,010       8,401
Due from administrators                                                                             13,271      13,630
Other                                                                                                6,071       4,800
---------------------------------------------------------------------------------------------------------------------------
Total receivables                                                                                 $323,971     262,676


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)




(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1998 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $9,918, $12,479, and $14,348 in 1998, 1997 and 1996, respectively, is summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $141,033,
   $124,320, and $99,292                                                             $312,886      273,813     240,602
Incurred related to:
 Current year                                                                         417,042      346,901     279,717
 Prior years                                                                          (12,217)     (12,087)    (11,642)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                        404,825      334,814     268,075
Paid related to:
 Current year                                                                         204,100      150,942     107,842
 Prior years                                                                          147,186      144,798     127,022
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                            351,286      295,740     234,864
Balance at December 31, net of reinsurance recoverables of $128,764,
  $141,033, and $124,320                                                             $366,425      312,887     273,813
---------------------------------------------------------------------------------------------------------------------------

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                            Direct      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                                  $34,118,554   98,832,792  19,483,581  113,467,765          87.1%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        244,416      224,451      93,812      375,055          59.8%
 Annuities                                                   220,812        1,820      50,385      172,247           1.1%
 Accident and health                                         479,237      294,333     267,119      506,451          58.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               944,465      520,604     411,316    1,053,753          49.4%
December 31, 1997:
Life insurance in force                                  $32,234,241   72,682,842  19,873,094   85,043,989          85.5%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        252,859      170,798     110,579      313,078          54.6%
 Annuities                                                   217,353        1,910      30,789      188,474           1.0%
 Accident and health                                         436,105      311,612     296,650      451,067          69.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               906,317      484,320     438,018      952,619          50.8%
December 31, 1996:
Life insurance in force                                  $37,527,994   44,073,247   6,126,541   75,474,700          58.4%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        235,837      133,994      37,986      331,845          40.4%
 Annuities                                                   169,503        1,153      12,769      157,887           0.7%
 Accident and health                                         396,051      207,179     226,408      376,822          55.0%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               801,391      342,326     277,163      866,554          39.5%
---------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1998 are $1,170,697, $863,477 and $307,228 recoverable from three insurers who, as of December 31, 1998, were rated A+, A- and A+, respectively, by A.M. Best's Insurance Reports.
A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000 which support the business. The unearned ceding commission represents deferred revenue which will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. During 1998 and 1997, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of income. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Of the amounts ceded to others, the Company ceded life insurance inforce of $2,067,664, $1,163,533, and $381,381 in 1998, 1997 and 1996, respectively, and life insurance premiums earned of $4,165, $2,538, and $1,293 in 1998, 1997 and 1996, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $2,817, $2,467, and $1,922 in 1998, 1997 and 1996.


(7) Income Taxes

Income Tax Expense

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expenses                                                                 $48,410       31,571      21,936
 Deferred tax expense                                                                   2,822       28,283      30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                   $51,232       59,854      52,495
Income tax effect on equity:
 Income tax allocated to stockholder's equity:
Attributable to unrealized gains and losses for the year                               26,127       49,748     (19,967)
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                     $77,359      109,602      32,528
---------------------------------------------------------------------------------------------------------------------------

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Income for the respective years ended
December 31 as follows:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                     $52,980       60,735      53,782
Dividends received deductions and tax-exempt interest                                  (3,294)      (2,792)       (650)
Foreign tax                                                                              (133)         916      (2,723)
Interest on tax deficiency                                                                900        1,100         261
Other                                                                                     779         (105)      1,824
---------------------------------------------------------------------------------------------------------------------------
Income tax expense as reported                                                        $51,232       59,854      52,494
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(7) Income Taxes (cont.)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
 Provision for post retirement benefits                                                            $ 2,223       2,100
 Allowance for uncollectible accounts                                                                  929         929
 Policy reserves                                                                                   173,414     177,442
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                          176,566     180,471
Deferred tax liabilities:
 Deferred acquisition costs                                                                        272,815     277,627
 Net unrealized gain                                                                               128,883     102,756
 Other                                                                                              32,771      28,949
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                     434,469     409,332
Net deferred tax liability                                                                        $257,903     228,861
---------------------------------------------------------------------------------------------------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income.
The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The
Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,808, $39,914, and $30,946 in 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997 the
Company had a tax recoverable from AZOA of $3,030 and $20,689, respectively.


(8) Related Party Transactions

The Company  reimbursed AZOA $2,495,  $2,519, and $1,743 in 1998, 1997 and 1996,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $490 and $437 at December 31, 1998 and 1997, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $1,019, $2,826, and $3,275 in 1998, 1997 and 1996, respectively. The Company's liability for data center charges was $377 and $292 at December 31, 1998 and 1997, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually.
Dividend  payments are restricted by provisions in State of Minnesota  statutes.
The Company had 25 million shares of Series A preferred stock outstanding held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock issued to AZOA.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(8) Related Party Transactions (cont.)

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. These receivables, valued at $5,827, were repurchased by the Company in 1997.


(9) Investment in LifeUSA

In 1995, in conjunction with an expanded marketing agreement, the Company provided LifeUSA with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter based on LIBOR plus 1%. In connection with a definitive agreement signed in January 1998, the Company converted its debenture to equity, extended the existing marketing agreement between the two companies to December 31, 2000, and agreed to acquire up to a 35% equity ownership in Life USA. Two members of the Company's management were named to LifeUSA's board of directors in January 1998. The Company also retains additional rights of nomination to LifeUSA's board of directors in the future based on the Company's proportional ownership.

Acquisition of the Company's equity ownership during 1998 was accomplished through the following:

 o Conversion of the $30,000 debenture for 2.43 million shares of common stock (conversion price of $12.34 per share);

 o Exercise of the Company's preemptive right to purchase 241,846 shares of common stock at $12.36 per share;

 o Purchase of 925,000 shares of common stock from certain members of LifeUSA management at $16.44 per share;

 o Acquisition of an additional 1.3 million shares of common stock in open market purchases.

 o Acquisition of 406,092 shares of common stock at $24.63 per share as part of a commitment to purchase $100,000 in newly issued common stock in increments of $10,000 semi-annually over a five year period beginning in August 1998.

As of December 31, 1998, the company held 21.41% of the outstanding common stock of LifeUSA with an approximate market value of $68,290. The carrying value of the LifeUSA investment at year-end 1998 is $80,928, which is $20,983 higher than the current equity in net assets of $59,945.

In February 1999, the Company purchased 395,062 shares of LifeUSA common stock at $25.31 per share. In addition, the stock purchase agreement was amended to allow the Company to purchase an additional 300,000 shares on the open market for one year beyond the original agreement date.

Effective April 1, 1998, the Company began assuming business from LifeUSA. Under this arrangement, the Company assumes 12.5% of annuity business and 16.7% of universal life business sold by LifeUSA. As of December 31, 1998, the Company assumed $40,000 of life and annuity reserves from LifeUSA.

The company has also guaranteed a credit agreement between LTC America Holding, Inc., a LifeUSA subsidiary, and Norwest Bank. The agreement is for a $15,000 revolving credit line with an interest rate of LIBOR +.75% per annum and a maturity date of December 21, 2003.


(10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $756, $810, and $808 in 1998, 1997 and 1996, respectively.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(10) Employee Benefit Plans (cont.)

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 75% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for Plan participants was 75%, 90% and 100% in 1998, 1997 and 1996, respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $868, $1,057, and $1,105 in 1998, 1997 and 1996, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1998 and 1997 was $6,352 and $6,001, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:


                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1998         1997               1998        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                          $ 654,371      635,711             35,188     72,343   67,995
Adjustments:
 Change in reserve basis                                  (226,145)    (255,816)            13,787    (85,110)  13,324
 Deferred acquisition costs                                930,059      927,080              2,979     63,742   36,344
 Net deferred taxes                                       (257,903)    (228,861)            (2,822)   (28,283) (30,559)
 Statutory asset valuation reserve                         178,011      151,675                  0          0        0
 Statutory interest maintenance reserve                     48,697       34,336             14,361      7,994    1,183
 Modified coinsurance reinsurance                           (2,358)     (31,953)            29,595     81,790    5,435
 Unrealized gains on investments                           158,391      124,754                  0          0        0
 Nonadmitted assets                                         14,943       14,824                  0          0        0
 Deferred income on reinsurance                           (105,465)    (115,688)                 0          0        0
 Other                                                     (52,077)     (38,470)             7,051      1,197    7,446
---------------------------------------------------------------------------------------------------------------------------
As reported in the accompanying consolidated
  financial statements                                  $1,340,524    1,217,592            100,139    113,673  101,168
---------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1998 and 1997 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains,

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(11) Statutory Financial Data and Dividend Restrictions (cont.)

for the 12-month period ending the 31st day of the next preceding year. In 1998 and 1997, the Company paid AZOA dividends on preferred stock in the amount of $729 and $1,600, respectively. A common stock dividend of $551 was paid in 1997. Dividends of $63,678 could be paid in 1999 without prior approval of the Commissioner of Commerce.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:
                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1998 and 1997.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements. Furthermore, the NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project which is currently in the process of state adoption, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.


(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(13) Year 2000

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Additional costs associated with this effort are not expected to be material and will be expensed as incurred. This "Year 2000
Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(13) Year 2000 (cont.)

from third parties with whom the Company deals on financial transactions worldwide. Failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business and especially to process and account for the transfer of data and funds electronically.


(14) Foreign Currency Translation

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:


                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                                $(4,448)      (3,473)     (3,455)
---------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from translation adjustments             (2,710)      (1,500)        (28)
Amount of income tax benefit for period related to aggregate adjustment                   949          525          10
---------------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                           (1,761)        (975)        (18)
Ending amount of cumulative translation adjustments                                   $(6,209)      (4,448)     (3,473)
Canadian foreign exchange rate at end of year                                               0.6535       0.6992      0.7297

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(15) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1998, 1997 and 1996:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                              Future policy            Other         Premium              Benefits, Net change
                      Deferred  benefits,              policy         revenue               claims      in
                       policy    losses,              claims and      and other    Net     losses, and policy      Other
                     acquisitio claims and  Unearned  benefits       contract   investment settlement acquisition operating
                        costs  loss expense  premiums   payable    considerations income    expenses  costs (a)  expenses
---------------------------------------------------------------------------------------------------------------------------

1998:
Life                 $217,262 1,445,844     3,859     97,647          375,055     34,731   306,318   (27,291)  141,705
Annuities             694,388 3,588,491         0      1,727          172,247    158,458   135,356    23,333   151,719
Accident and health              18,409         0     49,919          671,472    506,451    23,877   393,601       979
161,128
---------------------------------------------------------------------------------------------------------------------------
                     $930,059 5,034,335    53,778    770,846        1,053,753    217,066   835,275    (2,979)  454,552
1997:
Life                 $189,971 1,297,269     5,215     63,572          313,078     24,352   230,357   (14,363)   99,913
Annuities             717,721 3,251,829         0      1,881          188,474    118,028   124,535   (44,924)  186,789
Accident and health              19,388         0     44,953          487,660    451,067    19,970   327,526    (4,455)
151,312
---------------------------------------------------------------------------------------------------------------------------
                     $927,080 4,549,098    50,168    553,113          952,619    162,350   682,418   (63,742)  438,014
1996:
Life                 $175,608 1,204,633     5,502     62,369          331,845     89,049   258,221     4,308   103,352
Annuities             672,797 2,879,221         0      1,859          157,887    113,537   105,335   (43,283)  161,002
Accident and health              14,933         0     26,674          374,596    376,822    20,036   256,364     2,631
122,337
---------------------------------------------------------------------------------------------------------------------------
                     $863,338 4,083,854    32,176    438,824          866,554    222,622   619,920   (36,344)  386,691

(a) See note 1 for total gross amortization.


                                    APPENDIX
                         ILLUSTRATION OF POLICY VALUES

    The following tables illustrate how Policy Account values, Net Cash Values and death benefits of a policy change based on the investment experience of the variable options. The illustrations are hypothetical and may not be used to project or predict investment results. The Policy Account values, Net Cash Values and death benefits in the tables take into account all charges and deductions against the policy. These tables assume that the cost of insurance rates for the policy are based on the current and guaranteed rates appropriate to the class shown. These tables also assume that a level annual premium of $1,200 was paid. These tables assume that the insured is in the most favorable male risk status, I.E., non-smoker. For insureds who are classified as smoker or less favorable risk status, the cost of insurance will be greater and the policy values will be less given the same assumed hypothetical gross annual investment rates of return. The cost of insurance will be less and the policy values will be greater for female insureds of comparable risk status. Some states require that the policies contain tables based upon unisex rates.

    Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.

    The values shown reflect the fact that the net investment return of the variable options is lower than the gross investment return on the assets held in the portfolios because of the charges assessed on amounts in the variable options. The daily investment advisory fee for the portfolios are assumed to be equal to an annual rate of 0.672% of the net assets of the portfolios (which is the average of the investment advisory fees assessed in 1998). The values also assume that each portfolio will incur operating expenses annually which are assumed to be 0.047% of the average net assets of the portfolio. This is the average in 1998. The variable options will be assessed for mortality and expense risks at a guaranteed annual rate not to exceed 0.90% (the current annual rate is 0.60%) of the average daily net assets of the variable option and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the variable option. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.46%, 4.45% and 10.37%.

    We deduct an insurance risk premium for a policy month from the Policy Account values. The insurance risk premium rate is based on the sex (where permitted by state law), attained age and rate class of the insured.

    Upon request, we will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed insured and for the Face Amount or premium requested.

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000

ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00

SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: A

                                                                                   CURRENT VALUES
                                                           ---------------------------------------------------------------
                                                                VALUES PROJECTED AT              VALUES PROJECTED AT
                                                                       0.00%                            6.00%
                                                           ------------------------------   ------------------------------
         END                                     ACCUM                  NET        NET                   NET        NET
         OF                         ANNUAL      @ 5.00%     POLICY      CASH      DEATH      POLICY      CASH      DEATH
         YR.              AGE       PREMIUM     PREMIUM    ACCOUNT     VALUE     BENEFIT    ACCOUNT     VALUE     BENEFIT
---------------------   --------   ---------   ---------   --------   --------   --------   --------   --------   --------
          1                35        1,200        1,260        757         35    100,000        813         92    100,000
          2                36        1,200        2,583      1,674        893    100,000      1,840      1,059    100,000
          3                37        1,200        3,972      2,573      1,731    100,000      2,908      2,066    100,000
          4                38        1,200        5,431      3,453      2,602    100,000      4,017      3,166    100,000
          5                39        1,200        6,962      4,316      3,495    100,000      5,172      4,351    100,000

          6                40        1,200        8,570      5,156      4,385    100,000      6,368      5,598    100,000
          7                41        1,200       10,259      5,984      5,264    100,000      7,620      6,899    100,000
          8                42        1,200       12,032      6,792      6,121    100,000      8,919      8,249    100,000
          9                43        1,200       13,893      7,583      6,995    100,000     10,273      9,685    100,000
         10                44        1,200       15,848      8,359      7,853    100,000     11,685     11,179    100,000

         15                49        1,200       27,189     11,909     11,909    100,000     19,800     19,800    100,000
         20                54        1,200       41,633     14,675     14,675    100,000     29,566     29,566    100,000
         25                59        1,200       60,136     16,501     16,501    100,000     41,036     41,036    100,000
         30                64        1,200       83,713     16,480     16,480    100,000     54,520     54,520    100,000
         35                69        1,200      113,804     13,265     13,265    100,000     70,666     70,666    100,000

                               CURRENT VALUES
                       ------------------------------
                            VALUES PROJECTED AT
                                   12.00%
                       ------------------------------
         END                        NET        NET
         OF             POLICY      CASH      DEATH
         YR.           ACCOUNT     VALUE     BENEFIT
---------------------  --------   --------   --------
          1                870        148    100,000
          2              2,013      1,232    100,000
          3              3,270      2,428    100,000
          4              4,652      3,800    100,000
          5              6,173      5,352    100,000
          6              7,843      7,072    100,000
          7              9,689      8,968    100,000
          8             11,720     11,049    100,000
          9             13,960     13,372    100,000
         10             16,495     15,989    100,000
         15             33,645     33,645    100,000
         20             61,619     61,619    100,000
         25            107,358    107,358    142,715
         30            181,185    181,185    219,290
         35            299,677    299,677    344,884

    CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH THEREAFTER.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00
SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: A

                                                                                  GUARANTEED VALUES
                                                           ---------------------------------------------------------------
                                                                VALUES PROJECTED AT              VALUES PROJECTED AT
                                                                       0.00%                            6.00%
                                                           ------------------------------   ------------------------------
         END                                     ACCUM                  NET        NET                   NET        NET
         OF                         ANNUAL      @ 5.00%     POLICY      CASH      DEATH      POLICY      CASH      DEATH
         YR.              AGE       PREMIUM     PREMIUM    ACCOUNT     VALUE     BENEFIT    ACCOUNT     VALUE     BENEFIT
---------------------   --------   ---------   ---------   --------   --------   --------   --------   --------   --------
  1                        35        1,200        1,260        747         25    100,000        803         81    100,000
  2                        36        1,200        2,583      1,601        819    100,000      1,764        982    100,000
  3                        37        1,200        3,972      2,430      1,589    100,000      2,754      1,912    100,000
  4                        38        1,200        5,431      3,235      2,383    100,000      3,776      2,924    100,000
  5                        39        1,200        6,962      4,016      3,196    100,000      4,830      4,010    100,000

  6                        40        1,200        8,570      4,762      3,992    100,000      5,908      5,137    100,000
  7                        41        1,200       10,259      5,486      4,766    100,000      7,021      6,300    100,000
  8                        42        1,200       12,032      6,177      5,506    100,000      8,161      7,490    100,000
  9                        43        1,200       13,893      6,835      6,247    100,000      9,329      8,741    100,000
 10                        44        1,200       15,848      7,461      6,955    100,000     10,527     10,021    100,000

 15                        49        1,200       27,189     10,104     10,104    100,000     16,996     16,996    100,000
 20                        54        1,200       41,633     11,637     11,637    100,000     24,130     24,130    100,000
 25                        59        1,200       60,136     11,435     11,435    100,000     31,601     31,601    100,000
 30                        64        1,200       83,713      8,373      8,373    100,000     38,870     38,870    100,000
 35                        69        1,200      113,804         37         37    100,000     44,868     44,868    100,000

                             GUARANTEED VALUES
                       ------------------------------
                            VALUES PROJECTED AT
                                   12.00%
                       ------------------------------
         END                        NET        NET
         OF             POLICY      CASH      DEATH
         YR.           ACCOUNT     VALUE     BENEFIT
---------------------  --------   --------   --------
  1                        859        138    100,000
  2                      1,933      1,152    100,000
  3                      3,105      2,264    100,000
  4                      4,385      3,534    100,000
  5                      5,784      4,965    100,000
  6                      7,303      6,535    100,000
  7                      8,967      8,250    100,000
  8                     10,780     10,115    100,000
  9                     12,759     12,178    100,000
 10                     14,921     14,424    100,000
 15                     29,231     29,231    100,000
 20                     51,962     51,962    100,000
 25                     88,793     88,793    118,078
 30                    147,297    147,297    178,342
 35                    238,869    238,869    275,011

    CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00
SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: B

                                                                                   CURRENT VALUES
                                                           ---------------------------------------------------------------
                                                                VALUES PROJECTED AT              VALUES PROJECTED AT
                                                                       0.00%                            6.00%
                                                           ------------------------------   ------------------------------
         END                                     ACCUM                  NET        NET                   NET        NET
         OF                         ANNUAL      @ 5.00%     POLICY      CASH      DEATH      POLICY      CASH      DEATH
         YR.              AGE       PREMIUM     PREMIUM    ACCOUNT     VALUE     BENEFIT    ACCOUNT     VALUE     BENEFIT
---------------------   --------   ---------   ---------   --------   --------   --------   --------   --------   --------
  1                        35        1,200        1,260        755         34    100,755        812         90    100,812
  2                        36        1,200        2,583      1,670        888    101,670      1,835      1,054    101,835
  3                        37        1,200        3,972      2,564      1,722    102,564      2,897      2,055    102,897
  4                        38        1,200        5,431      3,438      2,586    103,438      3,999      3,147    103,999
  5                        39        1,200        6,962      4,292      3,471    104,292      5,142      4,322    105,142

  6                        40        1,200        8,570      5,121      4,351    105,121      6,324      5,554    106,324
  7                        41        1,200       10,259      5,938      5,217    105,938      7,558      6,837    107,558
  8                        42        1,200       12,032      6,732      6,061    106,732      8,835      8,164    108,835
  9                        43        1,200       13,893      7,507      6,919    107,507     10,162      9,574    110,162
 10                        44        1,200       15,848      8,264      7,758    108,264     11,542     11,036    111,542

 15                        49        1,200       27,189     11,677     11,677    111,677     19,377     19,377    119,377
 20                        54        1,200       41,633     14,141     14,141    114,141     28,453     28,453    128,453
 25                        59        1,200       60,136     15,426     15,426    115,426     38,303     38,303    138,303
 30                        64        1,200       83,713     14,534     14,534    114,534     48,128     48,128    148,128
 35                        69        1,200      113,804      9,846      9,846    109,846     56,191     56,191    156,191

                               CURRENT VALUES
                       ------------------------------
                            VALUES PROJECTED AT
                                   12.00%
                       ------------------------------
         END                        NET        NET
         OF             POLICY      CASH      DEATH
         YR.           ACCOUNT     VALUE     BENEFIT
---------------------  --------   --------   --------
  1                        868        147    100,868
  2                      2,008      1,226    102,008
  3                      3,258      2,416    103,258
  4                      4,630      3,778    104,630
  5                      6,136      5,316    106,136
  6                      7,786      7,016    107,786
  7                      9,606      8,886    109,606
  8                     11,603     10,933    111,603
  9                     13,800     13,212    113,800
 10                     16,276     15,770    116,276
 15                     32,856     32,856    132,856
 20                     59,081     59,081    159,081
 25                    100,379    100,379    200,379
 30                    165,233    165,233    265,233
 35                    266,668    266,668    366,668

    CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH THEREAFTER.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00
SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: B

                                                                                  GUARANTEED VALUES
                                                           ---------------------------------------------------------------
                                                                VALUES PROJECTED AT              VALUES PROJECTED AT
                                                                       0.00%                            6.00%
                                                           ------------------------------   ------------------------------
         END                                     ACCUM                  NET        NET                   NET        NET
         OF                         ANNUAL      @ 5.00%     POLICY      CASH      DEATH      POLICY      CASH      DEATH
         YR.              AGE       PREMIUM     PREMIUM    ACCOUNT     VALUE     BENEFIT    ACCOUNT     VALUE     BENEFIT
---------------------   --------   ---------   ---------   --------   --------   --------   --------   --------   --------
  1                        35        1,200        1,260        745         24    100,745        801         80    100,801
  2                        36        1,200        2,583      1,597        815    101,597      1,759        977    101,759
  3                        37        1,200        3,972      2,421      1,579    102,421      2,743      1,901    102,743
  4                        38        1,200        5,431      3,219      2,367    103,219      3,756      2,905    103,756
  5                        39        1,200        6,962      3,991      3,171    103,991      4,799      3,979    104,799

  6                        40        1,200        8,570      4,726      3,955    104,726      5,861      5,090    105,861
  7                        41        1,200       10,259      5,436      4,715    105,436      6,954      6,233    106,954
  8                        42        1,200       12,032      6,110      5,439    106,110      8,068      7,397    108,068
  9                        43        1,200       13,893      6,748      6,160    106,748      9,203      8,615    109,203
 10                        44        1,200       15,848      7,351      6,845    107,351     10,361      9,855    110,361

 15                        49        1,200       27,189      9,818      9,818    109,818     16,472     16,472    116,472
 20                        54        1,200       41,633     11,026     11,026    111,026     22,758     22,758    122,758
 25                        59        1,200       60,136     10,278     10,278    110,278     28,329     28,329    128,329
 30                        64        1,200       83,713      6,459      6,459    106,459     31,563     31,563    131,563
 35                        69        1,200      113,804          0          0          0     29,374     29,374    129,374

                             GUARANTEED VALUES
                       ------------------------------
                            VALUES PROJECTED AT
                                   12.00%
                       ------------------------------
         END                        NET        NET
         OF             POLICY      CASH      DEATH
         YR.           ACCOUNT     VALUE     BENEFIT
---------------------  --------   --------   --------
  1                        858        136    100,858
  2                      1,928      1,146    101,928
  3                      3,092      2,251    103,092
  4                      4,362      3,510    104,362
  5                      5,745      4,925    105,745
  6                      7,243      6,472    107,243
  7                      8,878      8,157    108,878
  8                     10,652      9,981    110,652
  9                     12,579     11,991    112,579
 10                     14,674     14,178    114,674
 15                     28,268     28,268    128,268
 20                     48,827     48,827    148,827
 25                     79,552     79,552    179,552
 30                    125,010    125,010    225,010
 35                    191,285    191,285    291,285

    CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                 REPRESENTATION

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therin.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus

Undertakings to File Reports

The signatures

Written  consents  of  the  following  persons:  Counsel,  Actuary,  Independent
Auditors

The following exhibits:


A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.  Resolution of the Board of Directors of the Company (4)
     2.  Not Applicable
     3.  a.  Principal Underwriter Agreement (5)
     3.  b.  Selling Agreement (4)
     4.  Not Applicable
     5.  Individual Variable Life Insurance Policy (3)
         i.  Individual Variable Life Insurance Policy Endorsements (4)
     6.  a. Copy of Articles of  Incorporation of the Company (4)
     6.  b. Copy of the Bylaws of the  Company (4)
     7.  Not Applicable
     8.  Not Applicable
     9.  a. Administrative  Agreement  (filed  confidentially) (2)
     9.  b. (i)    Form  of  Fund  Participation  Agreement between AIM Variable
                   Insurance Funds, Inc.,Allianz Life Insurance Company of North
                   America and NALAC Financial Plans LLC.
            (ii)   Form of Fund Participation  Agreement between  Alger American
                   Fund,  Allianz  Life Insurance Company of  North  America and
                   Fred Alger and Company.
            (iii)  Form  of   Fund  Participation  Agreement  between  USAllianz
                   Variable  Insurance  Products  Trust,  Allianz Life Insurance
                   Company of  North  America and  BISYS  Fund  Services Limited
                   Partnership
    10.  Application for Individual Variable Life Insurance Policy (3)
    12.  Memorandum of Exchange Rights (1)
    13.  Powers of Attorney
    27.  Not Applicable

B.  Opinion and Consent of Counsel

C.  Consent of Actuary (6)

D.  Independent Auditors' Consent


(1) Incorporated by reference to Registrant's Form N-8 B-2.

(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 24, 1996.

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 30, 1997.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 29, 1998.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 14 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 30, 1999.




                                 REPRESENTATIONS


     1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

     2. Registrant represents that the level of the risk charge is within the range of industry practice for comparable flexible contracts.

     3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

         Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request a copy of the memorandum.

     4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangements of the Variable Account will benefit the Variable Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

     5. Registrant represents that the Variable Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b_1 to finance distribution expenses.



                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 8th day of November, 1999.


                                          ALLIANZ LIFE
                                          VARIABLE ACCOUNT A
                                          (Registrant)



                                     By:  ALLIANZ LIFE INSURANCE COMPANY
                                          OF NORTH AMERICA
                                          (Depositor)




                                     By:  /S/ MICHAEL T. WESTERMEYER
                                          ---------------------------
                                              Michael T. Westermeyer



Attest:/S/ CATHERINE L. MIELKE
       ------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title
Lowell C. Anderson*        Chairman of the Board                   11/08/99
Lowell C. Anderson                                                     Date

Robert W. MacDonald*       Director and                            11/08/99
Robert W. MacDonald        Chief Executive Officer                     Date

Margery G. Hughes*         President and                           11/08/99
Margery G. Hughes          Chief Administrative Officer                Date

Mark A. Zesbaugh*          Senior Vice President and               11/08/99
Mark A. Zesbaugh           Chief Financial Officer                     Date

Herbert F. Hansmeyer*      Director                                11/08/99
Herbert F. Hansmeyer                                                   Date

Michael P. Sullivan*       Director                                11/08/99
Michael P. Sullivan                                                    Date

Dr. Gerhard G. Rupprecht*  Director                                11/08/99
Dr. Gerhard G. Rupprecht                                               Date

Rev. Dennis J. Dease*      Director                                11/08/99
Rev. Dennis J. Dease                                                   Date

James R. Campbell*         Director                                11/08/99
James R. Campbell                                                      Date

Robert M. Kimmitt*         Director                                11/08/99
Robert M. Kimmitt                                                      Date


                              *By Power of Attorney


                               By:/S/ MICHAEL T. WESTERMEYER
                                  --------------------------------
                                      Michael T. Westermeyer
                                        Attorney-in-Fact

                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO. 16

                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS



Exhibit                                                              Page
-------                                                              ----
EX-99.A9b(i)    Form of Fund Participation Agreement - AIM

EX-99.A9b(ii)   Form of Fund Participation Agreement - Alger

EX-99.A9b(iii)  Form of Fund Participation Agreement - USAllianz

EX-99.A13       Powers of Attorney

EX-99.B         Opinion and Consent of Counsel

EX-99.D         Independent Auditors' Consent